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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-05686

                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 10/31/06

Item 1.  Schedule of Investments.

                           AIM GLOBAL REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   GRE-QTR-1 10/06   A I M Advisors, Inc.

AIM Global Real Estate

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS-53.92%
AUSTRALIA-10.40%
CFS Retail Property Trust (Retail) (a)                  3,404,700   $  5,247,631
GPT Group (Diversified) (a)                             1,521,300      5,547,980
Mirvac Group (Diversified) (a)                            470,800      1,781,472
Stockland (Diversified) (a)                             1,550,300      9,091,613
Valad Property Group (Diversified) (a)                  1,504,900      1,861,346
Westfield Group (Retail) (a)                            1,071,100     15,408,231
                                                                    ------------
                                                                      38,938,273
                                                                    ------------
CANADA-2.41%
Boardwalk Real Estate Investment Trust
   (Residential)                                           90,400      2,737,686
Cominar Real Estate Investment Trust
   (Diversified)                                           68,100      1,254,394
Dundee Real Estate Investment Trust
   (Office)                                                40,800      1,271,570
Primaris Retail Real Estate Investment
   Trust (Retail)                                          79,800      1,308,558
RioCan Real Estate Investment Trust
   (Retail)                                               111,700      2,439,551
                                                                    ------------
                                                                       9,011,759
                                                                    ------------
CHINA-0.22%
Guangzhou R&F Properties Co. Ltd.
   (Residential) (a)                                      498,200        812,823
                                                                    ------------
FINLAND-0.54%
Citycon Oyj (Retail) (a)                                  230,200      1,219,777
Sponda Oyj (Office) (a)                                    63,500        791,743
                                                                    ------------
                                                                       2,011,520
                                                                    ------------
FRANCE-2.72%
Klepierre (Retail) (a)                                     18,200      2,743,475
Societe Immobiliere de Location pour
   I'Industrie et le Commerce (Office)                     10,600      1,471,989
Unibail (Diversified) (a)                                  27,400      5,957,702
                                                                    ------------
                                                                      10,173,166
                                                                    ------------
HONG KONG-9.03%
China Overseas Land & Investment Ltd.
   (Office) (a)                                         1,569,000      1,428,504
China Overseas Land & Investment Ltd. -Wts.,
   expiring 07/18/07 (Office) (b)                         219,250         73,580
China Resources Land Ltd. (Residential) (a)               991,900        789,727
Great Eagle Holdings Ltd. (Office) (a)                    514,000      1,379,918
Hang Lung Properties Ltd. (Retail)                      2,153,000      4,695,119
Hongkong Land Holdings Ltd.
   (Office) (a)                                         2,048,000      7,687,205

                                                          SHARES        VALUE
                                                        ---------   ------------
HONG KONG-(CONTINUED)
Hysan Development Co., Ltd. (Diversified)               1,410,000   $  3,553,464
Sun Hung Kai Properties Ltd. (Residential)              1,299,000     14,205,620
                                                                    ------------
                                                                      33,813,137
                                                                    ------------
ITALY-0.44%
Risanamento S.p.A (Diversified)                           208,700      1,664,839
                                                                    ------------
JAPAN-11.72%
AEON Mall Co., Ltd. (Retail)                               39,500      2,083,818
GOLDCREST Co., Ltd. (Residential) (a)                      16,360        890,739
Japan Retail Fund Investment Corp. (Retail)                   186      1,439,259
JOINT Corp. (Residential)                                  15,300        601,765
Mitsubishi Estate Co. Ltd. (Office) (a)                   445,000     10,589,178
Mitsui Fudosan Co., Ltd.
   (Diversified) (a)                                      491,000     12,014,421
Nippon Building Fund Inc. (Office)                            303      3,264,304
NTT Urban Development Corp. (Office) (a)                      164      1,410,271
Sumitomo Realty & Development Co., Ltd.
   (Diversified) (a)                                      241,000      7,946,341
Tokyo Tatemono Co., Ltd.
   (Diversified)(a)                                       279,000      3,312,212
TOKYU REIT, Inc. (Diversified) (a)                             39        314,457
                                                                    ------------
                                                                      43,866,765
                                                                    ------------
NETHERLANDS-1.20%
Rodamco Europe N.V. (Retail)                               38,900      4,500,774
                                                                    ------------
SINGAPORE-2.74%
Ascendas Real Estate Investment Trust
   (Industrial) (a)                                       884,000      1,229,699
Capitacommercial Trust (Office)                           835,700      1,159,464
Capitaland Ltd. (Residential) (a)                       1,030,000      3,599,527
CapitaMall Trust (Retail) (a)                             884,000      1,468,717
Keppel Land Ltd. (Office) (a)                             528,800      1,862,929
Suntec Real Estate Investment Trust
   (Retail) (a)                                           944,000        939,120
                                                                    ------------
                                                                      10,259,456
                                                                    ------------
UNITED KINGDOM-12.50%
Big Yellow Group PLC (Industrial)                         143,400      1,466,189
British Land Co. PLC (Diversified) (a)                    370,800     10,550,243
Brixton PLC (Industrial) (a)                              134,700      1,379,623
Capital & Regional PLC (Retail) (a)                       204,200      4,995,669
Derwent Valley Holdings PLC
   (Office) (a)                                            92,400      3,493,129
Hammerson PLC (Retail) (a)                                139,500      3,578,708
Land Securities Group PLC (Diversified) (a)               305,900     12,208,873

AIM Global Real Estate

                                                          SHARES        VALUE
                                                        ---------   ------------
UNITED KINGDOM-(CONTINUED)
Liberty International PLC (Retail) (a)                     61,700   $  1,579,353
Quintain Estates & Development PLC
   (Diversified) (a)                                      103,000      1,478,151
Shaftesbury PLC (Retail) (a)                              235,900      2,816,351
Unite Group PLC (Residential)                             251,300      2,383,654
Workspace Group PLC (Office) (a)                          112,600        873,199
                                                                    ------------
                                                                      46,803,142
                                                                    ------------
      Total Foreign Real Estate Investment
         Trusts, Common Stocks & Other Equity
         Interests
         (Cost $173,041,923)                                         201,855,654
                                                                    ------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS & COMMON
   STOCKS-42.37%
DIVERSIFIED-3.89%
Colonial Properties Trust                                  52,500      2,645,475
Health Care Property Investors, Inc.                      100,200      3,146,280
Health Care REIT, Inc.                                     17,500        722,400
Public Storage, Inc.                                       49,600      4,449,616
Ventas, Inc.                                               92,400      3,601,752
                                                                    ------------
                                                                      14,565,523
                                                                    ------------
HOTELS-3.68%
Hilton Hotels Corp.                                       112,800      3,262,176
Host Hotels & Resorts Inc.                                373,146      8,604,747
Starwood Hotels & Resorts Worldwide, Inc.                  32,100      1,917,654
                                                                    ------------
                                                                      13,784,577
                                                                    ------------
INDUSTRIAL-3.50%
AMB Property Corp.                                         27,200      1,588,752
ProLogis                                                  181,700     11,496,159
                                                                    ------------
                                                                      13,084,911
                                                                    ------------
OFFICE-11.77%
Alexandria Real Estate Equities, Inc.                      22,300      2,223,310
Boston Properties, Inc.                                    69,900      7,467,417
Brandywine Realty Trust                                   103,100      3,439,416
Brookfield Properties Corp.                                95,300      3,585,527
Douglas Emmett, Inc. (c)                                   33,000        787,050
Equity Office Properties Trust                            182,300      7,747,750
Reckson Associates Realty Corp.                            78,800      3,476,656
SL Green Realty Corp.                                      59,400      7,190,370
Vornado Realty Trust                                       68,300      8,144,775
                                                                    ------------
                                                                      44,062,271
                                                                    ------------
RESIDENTIAL-7.80%
Archstone-Smith Trust                                     115,500      6,954,255
AvalonBay Communities, Inc.                                27,000      3,538,620
Camden Property Trust                                      52,500      4,237,800
Equity Residential                                        164,000      8,956,040
Essex Property Trust, Inc.                                 35,000      4,664,800
Mid-America Apartment Communities, Inc.                    13,500        859,275
                                                                    ------------
                                                                      29,210,790
                                                                    ------------
RETAIL-11.73%
CBL & Associates Properties, Inc.                          42,900      1,876,017
Developers Diversified Realty Corp.                       108,200      6,589,380
Federal Realty Investment Trust                            38,800      3,109,820

                                                          SHARES        VALUE
                                                        ---------   ------------
RETAIL-(CONTINUED)
General Growth Properties, Inc.                           104,600   $  5,428,740
Kimco Realty Corp.                                        118,700      5,273,841
Macerich Co. (The)                                         68,100      5,471,835
Regency Centers Corp.                                      65,200      4,704,832
Simon Property Group, Inc.                                118,100     11,467,510
                                                                    ------------
                                                                      43,921,975
                                                                    ------------
      Total Domestic Real Estate Investment
         Trusts & Common Stocks
         (Cost $133,192,460)                                         158,630,047
                                                                    ------------
MONEY MARKET FUNDS-3.59%
Liquid Assets Portfolio -Institutional
   Class(d)                                             6,725,765      6,725,765
Premier Portfolio -Institutional Class(d)               6,725,765      6,725,765
                                                                    ------------
      Total Money Market Funds
         (Cost $13,451,530)                                           13,451,530
                                                                    ------------
TOTAL INVESTMENTS-99.88%
   (Cost $319,685,913)                                               373,937,231
OTHER ASSETS LESS LIABILITIES-0.12%                                      461,720
                                                                    ------------
NET ASSETS-100.00%                                                  $374,398,951
                                                                    ============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Wts. -- Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $150,280,057, which represented 40.14% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security acquired through a corporate action.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Real Estate

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Global Real Estate

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Global Real Estate

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

                                                                        CHANGE IN
                                                                       UNREALIZED
                            VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND    REALIZED
FUND                       07/31/06      AT COST         SALES       (DEPRECIATION)     10/31/06      INCOME    GAIN (LOSS)
----                     -----------   -----------   -------------   --------------    -----------   --------   -----------
Liquid Assets
Portfolio -
Institutional Class      $ 5,431,618   $31,002,094   $(29,707,947)         $--         $ 6,725,765   $93,546        $--

Premier Portfolio-
Institutional Class        5,431,618    31,002,094    (29,707,947)          --           6,725,765    93,453         --
                         -----------   -----------   ------------          ---         -----------   --------       ---
TOTAL INVESTMENTS IN
AFFILIATES               $10,863,236   $62,004,188   $(59,415,894)         $--         $13,451,530   $186,999       $--
                         ===========   ===========   ============          ===         ===========   ========       ===

AIM Global Real Estate

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $138,005,448 and $22,924,706, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $51,280,129
Aggregate unrealized (depreciation) of investment securities      (472,583)
                                                               -----------
Net unrealized appreciation of investment securities           $50,807,546
                                                               ===========

Cost of investments for tax purposes is $323,129,685.

                               AIM HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   HYI-QTR-1 10/06   A I M Advisors, Inc.

AIM High Yield Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
BONDS & NOTES-90.53%
AEROSPACE & DEFENSE-1.86%
Argo-Tech Corp., Sr. Unsec. Gtd.
   Global Notes, 9.25%, 06/01/11(a)                   $ 3,675,000   $  3,831,187
Armor Holdings, Inc., Sr. Sub. Global
   Notes, 8.25%, 08/15/13(a)(b)                         1,970,000      2,053,725
DRS Technologies, Inc.,
   Sr. Gtd. Notes,
   6.63%, 02/01/16(a)(b)                                2,815,000      2,822,038
   Sr. Unsec. Conv. Putable Notes,
   2.00%, 02/01/11 (Acquired 01/30/06;
   Cost $1,875,000)(a)(c)                               1,875,000      1,839,844
Hexcel Corp., Sr. Unsec. Sub. Global
   Notes, 6.75%, 02/01/15(a)                            5,725,000      5,581,875
                                                                    ------------
                                                                      16,128,669
                                                                    ------------
AIRLINES-1.12%
Delta Air Lines Inc.-Series 2002-1,
   Class C, Pass Through Ctfs.,
   7.78%, 01/02/12(a)                                   2,443,682      2,443,682
Evergreen International Aviation Inc.,
   Sr. Sec. Global Notes,
   12.00%, 05/15/10(a)                                  6,665,000      7,198,200
                                                                    ------------
                                                                       9,641,882
                                                                    ------------
ALTERNATIVE CARRIERS-1.71%
Hughes Network Systems LLC/HNS
   Finance Corp., Sr. Notes, 9.50%,
   04/15/14 (Acquired 04/06/06; Cost
   $1,880,000)(a)(c)                                    1,880,000      1,959,900
Level 3 Communications Inc., Sr.
   Unsec. Unsub. Global Notes,
   11.50%, 03/01/10(a)(b)                               2,795,000      2,934,750
Level 3 Financing Inc.,
   Sr. Notes,
   9.25%, 11/01/14 (Acquired 10/25/06;
   Cost $1,865,000)(a)(c)                               1,865,000      1,902,300
   Sr. Unsec. Gtd. Unsub. Global Notes,
   10.75%, 10/15/11(a)(b)                               7,470,000      7,974,225
                                                                    ------------
                                                                      14,771,175
                                                                    ------------
ALUMINUM-0.74%
Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14(a)                     1,855,000      1,864,275
Novelis Inc. (Canada), Sr. Notes,
   8.25%, 02/15/15 (Acquired
   05/05/06-06/15/06; Cost
   $4,647,663)(a)(c)                                    4,780,000      4,564,900
                                                                    ------------
                                                                       6,429,175
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
APPAREL RETAIL-0.72%
Payless ShoeSource, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13(a)(b)                                     $ 6,065,000   $  6,201,463
APPAREL, ACCESSORIES & LUXURY GOODS-2.39%
American Achievement Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   8.25%, 04/01/12(a)                                   1,865,000      1,906,963
Broder Brothers Co.-Series B, Sr.
   Unsec. Gtd. Global Notes, 11.25%,
   10/15/10(a)                                          7,141,000      7,069,590
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16(a)                     4,670,000      4,798,425
Perry Ellis International,
   Inc.-Series B, Sr. Sub. Global
   Notes, 8.88%, 09/15/13(a)                            3,705,000      3,732,787
Warnaco Inc., Sr. Unsec. Global
   Notes, 8.88%, 06/15/13(a)                            3,025,000      3,172,469
                                                                    ------------
                                                                      20,680,234
                                                                    ------------
AUTO PARTS & EQUIPMENT-2.44%
Cooper-Standard Automotive Inc., Sr.
   Unsec. Gtd. Global Notes, 7.00%,
   12/15/12(a)(b)                                       2,815,000      2,470,163
Delphi Corp., Global Notes, 6.50%,
   05/01/09(a)(d)                                       1,880,000      1,945,800
Federal-Mogul Corp., Gtd. Notes,
   7.50%, 01/15/09(a)(d)                                1,865,000      1,214,581
Lear Corp.-Series B, Sr. Unsec. Gtd.
   Notes, 8.11%, 05/15/09(a)(b)                         3,730,000      3,795,275
Tenneco Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.63%, 11/15/14(a)(b)                  2,815,000      2,836,112
TRW Automotive Inc., Sr. Global
   Notes, 9.38%, 02/15/13(a)                            3,685,000      3,965,981
Visteon Corp., Sr. Unsec. Notes,
   7.00%, 03/10/14(a)(b)                                5,595,000      4,895,625
                                                                    ------------
                                                                      21,123,537
                                                                    ------------
AUTOMOBILE MANUFACTURERS-1.38%
General Motors Corp.,
   Global Notes,
   7.20%, 01/15/11(a)                                   5,605,000      5,261,694
   Sr. Unsec. Global Deb.,
   8.38%, 07/15/33(a)(b)                                7,425,000      6,636,093
                                                                    ------------
                                                                      11,897,787
                                                                    ------------
BROADCASTING & CABLE TV-5.80%
Adelphia Communications Corp., Sr.
   Unsec. Notes, 10.88%,
   10/01/10(a)(b)(d)                                    4,990,000      3,929,625

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
BROADCASTING & CABLE TV-(CONTINUED)
CCH I Holdings LLC/CCH I Holdings
   Captial Corp., Sr. Sec. Gtd.
   Global Notes, 11.00%, 10/01/15(a)                  $ 4,665,000   $ 4,513,388
CSC Holdings Inc.Series B, Sr. Unsec.
   Unsub. Notes, 7.63%, 04/01/11(a)                     6,510,000     6,607,650
Echostar DBS Corp.,
   Sr. Notes,
   7.00%, 10/01/13 (Acquired 09/28/06;
   Cost $1,827,383)(a)(c)                               1,865,000     1,855,675
   Sr. Unsec. Gtd. Global Notes,
   6.38%, 10/01/11(a)(b)                                4,685,000     4,644,006
Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Global Notes,
   8.25%, 01/15/13(a)                                   5,535,000     5,673,375
Mediacom Broadband LLC/ Mediacom Broadband Corp.,
   Sr. Global Notes,
   8.50%, 10/15/15(a)(b)                                2,780,000     2,793,900
   Sr. Notes,
   8.50%, 10/15/15 (Acquired 09/28/06;
   Cost $1,851,013)(a)(c)                               1,865,000     1,874,325
NTL Cable PLC, Sr. Unsec. Gtd. Global
   Notes, 8.75%, 04/15/14(a)                            3,072,000     3,240,960
Rainbow National Services LLC, Sr.
   Notes, 8.75%, 09/01/12 (Acquired
   08/13/04-05/09/06; Cost
   $8,499,763)(a)(c)                                    8,255,000     8,688,387
Videotron Ltee (Canada), Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   01/15/14(a)                                          3,715,000     3,705,713
XM Satellite Radio Inc., Sr. Unsec.
   Gtd. Floating Rate Global Notes,
   9.99%, 05/01/13(a)(e)                                2,825,000     2,683,750
                                                                    ------------
                                                                     50,210,754
                                                                    ------------
BUILDING PRODUCTS-1.62%
Associated Materials Inc.,
   Sr. Unsec. Disc. Global Notes,
   11.25%, 03/01/14(a)(f)                                 930,000       555,675
   Sr. Unsec. Gtd. Sub. Global Notes,
   9.75%, 04/15/12(a)(b)                                  930,000       949,763
Collins & Aikman Floorcoverings, Inc.-
   Series B, Sr. Unsec. Gtd.
   Sub. Global Notes, 9.75%,
   02/15/10(a)                                          2,800,000     2,856,000
Goodman Global Holdings Inc.,
   Sr. Unsec. Sub. Global Notes,
   7.88%, 12/15/12(a)(b)                                3,570,000     3,467,362
   Series B,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   8.33%, 06/15/12(a)(e)                                2,710,000     2,777,750
Indalex Holding Corp., Sr. Sec.
   Notes, 11.50%, 02/01/14 (Acquired
   01/30/06-04/28/06; Cost
   $3,221,481)(a)(c)                                    3,265,000     3,428,250
                                                                    -----------
                                                                     14,034,800
                                                                    -----------
CASINOS & GAMING-3.04%
French Lick Resorts & Casino
   LLC/French Lick Resorts & Casino
   Corp., First Mortgage Notes,
   10.75%, 04/15/14 (Acquired
   10/24/06-10/31/06; Cost
   $3,408,288)(a)(b)(c)                                 3,730,000     3,445,587

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CASINOS & GAMING-(CONTINUED)
Isle of Capri Casinos, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.00%, 03/01/14(a)                                 $ 2,800,000   $  2,698,360
MGM Mirage, Sr. Unsec. Gtd. Global
   Notes, 6.63%, 07/15/15(a)                            4,630,000      4,421,650
Penn National Gaming, Inc., Sr.
   Unsec. Sub. Global Notes, 6.75%,
   03/01/15(a)(b)                                       2,850,000      2,814,375
Poster Financial Group Inc., Sr. Sec.
   Global Notes, 8.75%, 12/01/11(a)                     7,480,000      7,835,300
Seneca Gaming Corp., Sr. Global
   Notes, 7.25%, 05/01/12(a)                            2,160,000      2,184,300
Station Casinos, Inc., Sr. Unsec.
   Notes, 7.75%, 08/15/16(a)                            2,800,000      2,901,500
                                                                    ------------
                                                                      26,301,072
                                                                    ------------
COAL & CONSUMABLE FUELS-0.54%
Massey Energy Co., Sr. Global Notes,
   6.63%, 11/15/10(a)                                   4,665,000      4,630,013
COMMODITY CHEMICALS-1.43%
Basell AF SCA (Luxembourg), Sr. Sec.
   Gtd. Sub. Notes, 8.38%, 08/15/15
   (Acquired 05/18/06; Cost
   $2,820,106)(a)(c)                                    2,845,000      2,901,900
BCP Crystal US Holdings Corp., Sr.
   Sub. Global Notes, 9.63%,
   06/15/14(a)(b)                                       2,124,000      2,336,400
Lyondell Chemical Co., Sr. Unsec.
   Gtd. Global Notes, 8.25%,
   09/15/16(a)                                          1,865,000      1,925,612
Montell Finance Co. B.V.
   (Netherlands), Unsec. Gtd. Yankee
   Deb., 8.10%, 03/15/27 (Acquired
   01/06/05-05/04/05; Cost
   $5,421,700)(a)(c)                                    5,520,000      5,230,200
                                                                    ------------
                                                                      12,394,112
                                                                    ------------
COMMUNICATIONS EQUIPMENT-0.76%
MasTec, Inc.-Series B, Sr. Sub.
   Notes, 7.75%, 02/01/08(a)(b)                         5,635,000      5,620,912
Superior Essex Communications
   LLC/Essex Group Inc., Sr. Global
   Notes, 9.00%, 04/15/12(a)                              955,000        976,488
                                                                    ------------
                                                                       6,597,400
                                                                    ------------
CONSTRUCTION & ENGINEERING-0.31%
Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13(a)                                   2,890,000      2,716,600
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.19%
Wabtec Corp., Sr. Unsec. Gtd. Global
   Notes, 6.88%, 07/31/13(a)                            1,670,000      1,647,038
CONSTRUCTION MATERIALS-1.20%
RMCC Acquistion Co., Sr. Sub. Notes,
   10.00%, 11/01/12 (Acquired
   10/28/04-09/08/06; Cost
   $5,517,863)(a)(c)                                    5,325,000      5,531,344
U.S. Concrete, Inc.,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CONSTRUCTION MATERIALS-(CONTINUED)
   Sr. Sub. Notes,
   8.38%, 04/01/14 (Acquired 06/29/06;
   Cost $859,775)(a)(c)                               $   875,000   $    840,000
   Sr. Unsec. Gtd. Sub. Global Notes,
   8.38%, 04/01/14(a)                                   4,205,000      4,036,800
                                                                    ------------
                                                                      10,408,144
                                                                    ------------
CONSUMER FINANCE-4.14%
Ford Motor Credit Co.,
   Notes,
   6.63%, 06/16/08(a)                                   7,910,000      7,810,176
   Sr. Notes,
   9.88%, 08/10/11(a)                                   1,865,000      1,938,052
   Sr. Unsec. Notes,
   8.63%, 11/01/10(a)                                   7,455,000      7,473,265
   Unsub. Global Notes,
   7.00%, 10/01/13(a)(b)                                6,485,000      6,063,994
General Motors Acceptance Corp.,
   Global Bonds,
   8.00%, 11/01/31(a)                                   6,525,000      6,965,437
   Global Notes,
   6.75%, 12/01/14(a)(b)                                5,590,000      5,590,168
                                                                    ------------
                                                                      35,841,092
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-0.22%
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%,
   08/15/13(a)                                             40,000         41,800
Worldspan L.P./WS Financing Corp.,
   Sr. Sec. Gtd. Floating Rate Global
   Second Lien Notes, 11.66%,
   02/15/11(a)(b)(e)                                    1,880,000      1,894,100
                                                                    ------------
                                                                       1,935,900
                                                                    ------------
DIVERSIFIED CHEMICALS-1.20%
Ineos Group Holdings PLC (United
   Kingdom), Sr. Unsec. Sub. Notes,
   8.50%, 02/15/16 (Acquired 01/31/06-05/10/06;
   Cost $3,688,600)(a)(b)(c)                            3,725,000      3,603,937
Innophos Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 08/15/14(a)                     6,760,000      6,793,800
                                                                    ------------
                                                                      10,397,737
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.72%
Corrections Corp. of America, Sr.
   Unsec. Gtd. Sub. Global Notes,
   6.25%, 03/15/13(a)                                   2,755,000      2,699,900
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13(a)                     2,820,000      2,869,350
Mobile Services Group Inc., Sr.
   Notes, 9.75%, 08/01/14 (Acquired
   07/20/06; Cost $935,000)(a)(c)                         935,000        974,737
Travelport Inc.,
   Sr. Notes,
   9.88%, 09/01/14 (Acquired
   08/11/06-09/20/06; Cost
   $4,604,388)(a)(c)                                    4,665,000      4,624,181
   Sr. Sub. Notes,

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-(CONTINUED)
   11.88%, 09/01/16 (Acquired 08/11/06;
   Cost $3,735,000)(a)(c)                             $ 3,735,000   $  3,702,319
                                                                    ------------
                                                                      14,870,487
                                                                    ------------
DIVERSIFIED METALS & MINING-0.64%
Vedanta Resources PLC (United Kingdom),
   Sr. Unsec. Notes, 6.63%,
   02/22/10 (Acquired 07/13/06-07/19/06;
   Cost $5,352,769)(a)(c)                               5,605,000      5,527,931
DRUG RETAIL-0.95%
Jean Coutu Group (PJC) Inc. (The)
   (Canada), Sr. Unsec. Global Notes,
   7.63%, 08/01/12(a)                                   6,055,000      6,372,888
Rite Aid Corp., Sr. Sec. Gtd. Global
   Second Lien Notes, 8.13%,
   05/01/10(a)                                          1,855,000      1,873,550
                                                                    ------------
                                                                       8,246,438
                                                                    ------------
ELECTRIC UTILITIES-2.96%
Dynegy Holdings, Inc., Sr. Unsec.
   Global Notes, 8.38%, 05/01/16(a)(b)                  3,290,000      3,388,700
Edison Mission Energy, Sr. Notes,
   7.75%, 06/15/16 (Acquired
   05/19/06; Cost $2,825,000)(a)(b)(c)                  2,825,000      2,934,469
LSP Energy L.P./LSP Batesville
   Funding Corp.-Series C, Sr. Sec.
   Bonds, 7.16%, 01/15/14(a)                            3,140,508      3,175,838
Midwest Generation, LLC, Sr. Sec.
   Second Priority Putable Global
   Notes, 8.75%, 05/01/14(a)(b)                         2,525,000      2,720,688
Mirant North America, LLC, Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   12/31/13(a)(b)                                       4,655,000      4,759,738
Mission Energy Holding Co., Sr. Sec.
   Global Notes, 13.50%, 07/15/08(a)                    3,570,000      3,989,475
Nevada Power Co.,
   Sr. General Refunding Mortgage Global Notes,
   5.95%, 03/15/16(a)                                     935,000        944,434
   6.50%, 05/15/18(a)                                     940,000        985,411
Reliant Energy, Inc., Sr. Sec. Gtd.
   Notes, 6.75%, 12/15/14(a)                            2,805,000      2,678,775
                                                                    ------------
                                                                      25,577,528
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-1.10%
Allied Waste North America, Inc., -Series B,
   Sr. Sec. Gtd. Global Notes,
   7.13%, 11/15/16(a)(b)                                5,645,000      5,616,775
   8.50%, 12/01/08(a)                                   3,665,000      3,866,575
                                                                    ------------
                                                                       9,483,350
                                                                    ------------
FOOD RETAIL-0.11%
SUPERVALU INC., Sr. Notes, 7.50%,
   11/15/14(a)                                            930,000        948,600

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
FOREST PRODUCTS-0.51%
Ainsworth Lumber Co. Ltd. (Canada),
   Sr. Unsec. Yankee Notes, 6.75%,
   03/15/14(a)                                        $ 1,880,000   $  1,330,100
Millar Western Forest Products Ltd.
   (Canada), Sr. Unsec. Global Notes,
   7.75%, 11/15/13(a)                                   3,720,000      3,096,900
                                                                    ------------
                                                                       4,427,000
                                                                    ------------
GAS UTILITIES-0.41%
SEMCO Energy, Inc.,
   Sr. Global Notes,
   7.75%, 05/15/13(a)                                   1,890,000      1,901,813
   Sr. Unsec. Global Notes,
   7.13%, 05/15/08(a)                                   1,660,000      1,653,775
                                                                    ------------
                                                                       3,555,588
                                                                    ------------
GENERAL MERCHANDISE STORES-0.30%
Pantry, Inc. (The), Sr. Sub. Global
   Notes, 7.75%, 02/15/14(a)                            2,535,000      2,573,025
                                                                    ------------
HEALTH CARE EQUIPMENT-0.11%
Encore Medical Finance LLC/Encore
   Medical Finance Corp., Sr. Sub.
   Notes, 11.75%, 11/15/14 (Acquired
   10/30/06; Cost $930,000)(c)                            930,000        934,650
                                                                    ------------
HEALTH CARE FACILITIES-3.39%
Concentra Operating Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 9.13%,
   06/01/12(a)                                          2,520,000      2,646,000
HCA, Inc.,
   Sr. Unsec. Bonds,
   7.50%, 11/06/33(a)                                   2,815,000      2,216,813
   Sr. Unsec. Global Bonds,
   6.50%, 02/15/16(a)(b)                                2,815,000      2,244,962
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(a)                                   1,875,000      1,509,375
   Sr. Unsec. Notes,
   8.75%, 09/01/10(a)                                   3,725,000      3,785,531
IASIS Healthcare LLC/IASIS Capital                      2,800,000      2,723,000
   Corp., Sr. Sub. Global Notes,
   8.75%, 06/15/14(a)
Select Medical Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.63%,
   02/01/15(a)                                          5,815,000      4,884,600
Tenet Healthcare Corp.,
   Sr. Unsec. Notes,
   6.38%, 12/01/11(a)                                   7,410,000      6,557,850
   7.38%, 02/01/13(a)                                      40,000         36,000
Triad Hospitals, Inc., Sr. Unsec.
   Sub. Notes, 7.00%, 11/15/13(a)                       2,820,000      2,756,550
                                                                    ------------
                                                                      29,360,681
                                                                    ------------
HEALTH CARE SERVICES-2.45%
AmeriPath, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 04/01/13(a)                    5,150,000      5,587,750
Omnicare, Inc., Sr. Sub. Notes,
   6.88%, 12/15/15(a)                                   2,815,000      2,765,738
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15(a)                       930,000        978,825

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------

HEALTH CARE SERVICES-(CONTINUED)
Universal Hospital Services Inc.,
   Sr. Unsec. Global Notes, 10.13%,
   11/01/11(a)                                        $ 6,245,000   $  6,635,312
US Oncology, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12(a)                     4,975,000      5,198,875
                                                                    ------------
                                                                      21,166,500
                                                                    ------------
HEALTH CARE SUPPLIES-0.32%
Inverness Medical Innovations, Inc.,
   Sr. Sub. Global Notes, 8.75%,
   02/15/12(a)                                          2,765,000      2,806,475
                                                                    ------------
HOMEBUILDING-0.33%
Technical Olympic USA, Inc., Sr.
   Unsec. Gtd. Global Notes, 9.00%,
   07/01/10(a)                                          2,875,000      2,831,875
                                                                    ------------
HOMEFURNISHING RETAIL-0.22%
Rent-A-Center, Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10(a)                                   1,865,000      1,865,000
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-1.11%
Grupo Posadas S.A. de C.V. (Mexico),
   Sr. Notes, 8.75%, 10/04/11
   (Acquired 10/15/04-01/20/05; Cost
   $1,806,875)(a)(c)                                    1,750,000      1,828,750
NCL Corp., Sr. Unsec. Unsub. Global
   Notes, 10.63%, 07/15/14(a)                           7,935,000      7,756,462
                                                                    ------------
                                                                       9,585,212
                                                                    ------------
HOUSEHOLD APPLIANCES-0.10%
Gregg Appliances Inc., Sr. Unsec.
   Gtd. Global Notes, 9.00%,
   02/01/13(a)                                            910,000        845,163
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-2.36%
AES Corp. (The), Sr. Unsec. Unsub.
   Notes, 7.75%, 03/01/14(a)(b)                         5,360,000      5,614,600
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19(a)                            6,612,543      7,141,546
Mirant Americas Generation LLC, Sr.
   Unsec. Notes, 8.30%, 05/01/11(a)                     1,865,000      1,895,306
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.25%, 02/01/14(a)(b)                                2,830,000      2,872,450
   7.38%, 02/01/16(a)                                   2,830,000      2,879,525
                                                                    ------------
                                                                      20,403,427
                                                                    ------------
INDUSTRIAL CONGLOMERATES-0.45%
TransDigm Inc., Sr. Sub. Notes,
   7.75%, 07/15/14 (Acquired
   06/20/06; Cost $3,765,000)(a)(c)                     3,765,000      3,887,363
                                                                    ------------
INDUSTRIAL MACHINERY-0.45%
Columbus McKinnon Corp., Sr. Sub.
   Global Notes, 8.88%, 11/01/13(a)                     3,725,000      3,911,250
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.93%
Empresa Brasileira de Telecom S.A.
   (Brazil)-Series B, Gtd. Global
   Notes, 11.00%, 12/15/08(a)                         $ 3,630,000   $  4,011,150
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd.
   Sub. Global Notes, 12.50%,
   05/01/15(a)(b)                                       3,770,000      4,052,750
                                                                    ------------
                                                                       8,063,900
                                                                    ------------
METAL & GLASS CONTAINERS-1.11%
Greif, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 08/01/12(a)                     2,095,000      2,207,606
Owens-Brockway Glass Container Inc.,
   Sr. Sec. Gtd. Global Notes,
   8.75%, 11/15/12(a)                                   3,685,000      3,915,312
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                   1,330,000      1,378,213
Pliant Corp., Sr. Sec. Global Notes,                    1,865,000      2,116,775
   11.63%, 06/15/09(a)
                                                                    ------------
                                                                       9,617,906
                                                                    ------------
MOVIES & ENTERTAINMENT-1.79%
AMC Entertainment Inc.,
   Sr. Unsec. Sub. Global Notes,
   8.00%, 03/01/14(a)                                   1,865,000      1,799,725
   Series B,
   Sr. Unsec. Gtd. Global Notes,
   8.63%, 08/15/12(a)(b)                                2,815,000      2,920,562
Cinemark Inc., Sr. Unsec. Disc.                         4,685,000      3,841,700
   Global Notes, 9.75%, 03/15/14(a)(f)
Marquee Holdings, Inc., Sr. Disc.
   Global Notes, 12.00%,
   08/15/14(a)(f)                                       1,865,000      1,473,350
WMG Acquisition Corp., Sr. Sub.
   Global Notes, 7.38%, 04/15/14(a)                     5,560,000      5,448,800
                                                                    ------------
                                                                      15,484,137
                                                                    ------------
OFFICE ELECTRONICS-0.55%
Xerox Corp., Sr. Unsec. Notes, 6.75%,
   02/01/17(a)                                          4,665,000      4,775,794
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-2.03%
Allis-Chalmers Energy Inc. Sr. Notes,
   9.00%, 01/15/14 (Acquired
   08/09/06; Cost $1,865,000)(a)(c)                     1,865,000      1,865,000
Basic Energy Services Inc., Sr
   Unsec. Gtd. Global Notes, 7.13%,
   04/15/16(a)                                          2,105,000      2,026,063
CHC Helicopter Corp. (Canada), Sr.
   Sub. Global Notes, 7.38%,
   05/01/14(a)                                          5,110,000      4,905,600
Hanover Compressor Co., Sr. Notes,
   9.00%, 06/01/14(a)                                   1,855,000      1,982,531
PHI Inc., Sr. Notes, 7.13%, 04/15/13
   (Acquired 04/07/06-10/19/06; Cost
   $6,867,850)(a)(c)                                    7,150,000      6,774,625
                                                                    ------------
                                                                      17,553,819
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
OIL & GAS EXPLORATION & PRODUCTION-2.36%
Clayton Williams Energy, Inc., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   08/01/13(a)                                        $ 3,680,000   $  3,413,200
Delta Petroleum Corp., Sr. Unsec.
   Gtd. Global Notes, 7.00%,
   04/01/15(a)                                          2,575,000      2,394,750
Encore Acquisition Co., Sr. Unsec.
   Sub. Global Notes, 6.00%,
   07/15/15(a)                                          2,330,000      2,137,775
Paramount Resources Ltd. (Canada),
   Sr. Unsec. Unsub. Yankee Notes,
   8.50%, 01/31/13(a)                                   7,806,000      7,845,030
Quicksilver Resources Inc., Sr.
   Unsec. Gtd. Sub. Notes, 7.13%,
   04/01/16(a)                                          1,880,000      1,786,000
Whiting Petroleum Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.00%,
   02/01/14(a)                                          2,820,000      2,791,800
                                                                    ------------
                                                                      20,368,555
                                                                    ------------
OIL & GAS REFINING & MARKETING-0.61%
United Refining Co., Sr. Unsec. Gtd.
   Global Notes, 10.50%, 08/15/12(a)                    5,065,000      5,286,594
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-3.02%
Copano Energy LLC, Sr. Unsec. Global
   Notes, 8.13%, 03/01/16(a)                            1,865,000      1,904,631
El Paso Corp., Sr. Unsec. Global
   Notes, 7.75%, 06/15/10(a)(b)                         3,650,000      3,814,250
MarkWest Energy Partners L.P./
   MarkWest Energy Finance Corp.,
   Sr. Notes,
   8.50%, 07/15/16 (Acquired 10/16/06;
   Cost $1,400,000)(a)(c)                               1,400,000      1,417,500
   Series B,
   Sr. Unsec. Global Notes,
   6.88%, 11/01/14(a)                                   5,805,000      5,485,725
SemGroup LP, Sr. Notes, 8.75%,                          2,800,000      2,838,500
   11/15/15 (Acquired 10/03/06; Cost
   $2,786,000)(a)(c)
Sonat Inc., Sr. Unsec. Notes, 7.63%,
   07/15/11(a)                                          8,340,000      8,694,450
Tennessee Gas Pipeline Co., Unsec.
   Deb., 7.50%, 04/01/17(a)                             1,880,000      1,997,500
                                                                    ------------
                                                                      26,152,556
                                                                    ------------
PACKAGED FOODS & MEATS-1.53%
Chiquita Brands International, Inc.,
   Sr. Unsec. Global Notes, 7.50%,
   11/01/14(a)(b)                                       3,720,000      3,227,100
Dole Foods Co. Inc., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/10(a)(b)                  5,620,000      5,282,800
Nutro Products Inc.,
   Sr. Floating Rate Notes,
   9.40%, 10/15/13 (Acquired 04/13/06;
   Cost $470,000)(a)(c)(e)                                470,000        485,275
   Sr. Sub. Notes,
   10.75%, 04/15/14 (Acquired
   04/13/06-07/07/06; Cost
   $4,080,444)(a)(c)                                    3,965,000      4,267,331
                                                                    ------------
                                                                      13,262,506
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
PAPER PACKAGING-1.35%
Caraustar Industries, Inc., Unsec.
   Unsub. Notes, 7.38%, 06/01/09(a)                   $ 7,715,000   $  7,454,619
Jefferson Smurfit Corp., Sr. Unsec.
   Gtd. Unsub. Global Notes, 7.50%,
   06/01/13(a)                                          4,490,000      4,198,150
                                                                    ------------
                                                                      11,652,769
                                                                    ------------
PAPER PRODUCTS-3.15%
Abitibi-Consolidated Finance L.P.,
   Unsec. Gtd. Notes, 7.88%,
   08/01/09(a)                                          2,825,000      2,793,219
Abitibi-Consolidated Inc. (Canada),
   Unsec. Unsub. Yankee Notes, 8.55%,
   08/01/10(a)                                          4,660,000      4,502,725
Boise Cascade LLC, Sr. Unsec. Gtd.
   Sub. Global Notes, 7.13%,
   10/15/14(a)                                          2,235,000      2,117,662
Bowater Inc., Global Notes, 6.50%,
   06/15/13(a)(b)                                       1,655,000      1,475,019
Cellu Tissue Holdings, Inc., Sec.
   Gtd. Global Notes, 9.75%,
   03/15/10(a)                                          2,975,000      2,967,562
Domtar Inc. (Canada),
   Yankee Notes,
   5.38%, 12/01/13(a)                                     945,000        833,963
   7.13%, 08/15/15(a)(b)                                1,840,000      1,764,100
Exopack Holding Corp., Sr. Notes,                       2,335,000      2,457,587
   11.25%, 02/01/14 (Acquired
   01/26/06-01/27/06; Cost
   $2,342,025)(a)(c)
Mercer International Inc., Sr. Global
   Notes, 9.25%, 02/15/13(a)                            2,760,000      2,566,800
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14(a)                     3,015,000      2,864,250
Verso Paper Holdings LLC/Verson Paper
   Inc., Sr. Sec. Notes, 9.13%,
   08/01/14 (Acquired 07/26/06; Cost
   $2,800,000)(a)(c)                                    2,800,000      2,870,000
                                                                    ------------
                                                                      27,212,887
                                                                    ------------
PERSONAL PRODUCTS-0.92%
DEL Laboratories Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.00%,
   02/01/12(a)(b)                                       3,740,000      3,403,400
NBTY Inc., Sr. Unsec. Sub. Global
   Notes, 7.13%, 10/01/15(a)                            4,650,000      4,545,375
                                                                    ------------
                                                                       7,948,775
                                                                    ------------
PHARMACEUTICALS-2.22%
Athena Neurosciences Finance, LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.25%, 02/21/08(a)                                   8,050,000      8,070,125
Elan Finance PLC/ Elan Finance Corp.
   (Ireland), Sr. Unsec. Gtd. Global
   Notes, 7.75%, 11/15/11(a)                            2,795,000      2,770,544
Leiner Health Products Inc., Sr. Sub.
   Global Notes, 11.00%,
   06/01/12(a)(b)                                       3,630,000      3,602,775
Valeant Pharmaceuticals
   International, Sr. Unsec. Global
   Notes, 7.00%, 12/15/11(a)                            4,875,000      4,728,750
                                                                    ------------
                                                                      19,172,194
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
PUBLISHING-2.52%
Dex Media Inc., Unsec. Disc. Global
   Notes, 9.00%, 11/15/13(a)(f)                       $ 7,455,000   $  6,541,762
Houghton Mifflin Co., Sr. Sub. Global
   Notes, 9.88%, 02/01/13(a)(b)                         1,355,000      1,463,400
Nielsen Finance LLC/Nielsen Finance
   Co., Sr. Sub. Disc. Notes, 12.50%,
   08/01/16 (Acquired
   10/11/06-10/24/06; Cost
   $2,828,625)(a)(b)(c)(f)                              4,660,000      2,883,375
PRIMEDIA Inc., Sr. Global Notes,
   8.00%, 05/15/13(a)                                   4,665,000      4,355,944
Vertis Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 10.88%,
   06/15/09(a)(b)                                       6,555,000      6,555,000
                                                                    ------------
                                                                      21,799,481
                                                                    ------------
RAILROADS-1.51%
Grupo Transportacion Ferroviaria
   Mexicana, S.A. de C.V. (Mexico),
   Sr. Global Notes, 9.38%,
   05/01/12(a)                                          9,335,000     10,058,462
Kansas City Southern Railway, Sr.
   Unsec. Gtd. Global Notes, 7.50%,
   06/15/09(a)                                          2,980,000      3,039,600
                                                                    ------------
                                                                      13,098,062
                                                                    ------------
RESTAURANTS-0.66%
Carrols Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 9.00%, 01/15/13(a)(b)                  5,555,000      5,679,988
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-1.09%
Amkor Technology Inc., Sr. Unsec.
   Global Notes, 7.13%, 03/15/11(a)(b)                  8,395,000      7,576,487
Sensata Technologies B.V
   (Netherlands), Sr. Notes, 8.00%,
   05/01/14 (Acquired
   04/21/06-04/25/06; Cost
   $1,890,575)(a)(c)                                    1,880,000      1,823,600
                                                                    ------------
                                                                       9,400,087
                                                                    ------------
SEMICONDUCTORS-0.72%
MagnaChip Semiconductor
   S.A./MagnaChip Semiconductor
   Finance Co. (South Korea), Sr.
   Sec. Deb. Global Notes, 6.88%,
   12/15/11(a)                                          5,465,000      4,604,263
Viasystems Inc., Sr. Unsec. Sub.
   Global Notes, 10.50%, 01/15/11(a)                    1,638,000      1,621,620
                                                                    ------------
                                                                       6,225,883
                                                                    ------------
SPECIALTY CHEMICALS-2.40%
Johnsondiversey Holdings Inc., Unsec.
   Disc. Global Notes, 10.67%,
   05/15/13(a)(f)                                       3,604,000      3,275,135
Johnsondiversey, Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   9.63%, 05/15/12(a)                                   1,880,000      1,941,100
NewMarket Corp., Sr. Unsec. Gtd.
   Global Notes, 8.88%, 05/01/10(a)                       940,000        982,300
OM Group, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 9.25%, 12/15/11(a)                    12,185,000     12,763,787
Polypore, Inc., Sr. Sub. Global
   Notes, 8.75%, 05/15/12(a)(b)                         1,865,000      1,832,363
                                                                    ------------
                                                                      20,794,685
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SPECIALTY STORES-0.72%
General Nutrition Centers Inc., Sr.
   Unsec. Sub. Global Notes, 8.50%,
   12/01/10(a)                                        $ 6,215,000   $  6,246,075
STEEL-0.69%
AK Steel Corp., Sr. Unsec. Gtd.
   Global Notes, 7.75%, 06/15/12(a)                     2,815,000      2,829,075
Metals USA, Inc., Sr. Sec. Gtd.
   Global Notes, 11.13%,
   12/01/15(a)(b)                                       2,820,000      3,123,150
                                                                    ------------
                                                                       5,952,225
                                                                    ------------
TEXTILES-0.62%
Invista, Sr. Notes, 9.25%, 05/01/12
   (Acquired 04/23/04-04/26/06; Cost
   $5,259,150)(a)(c)                                    5,060,000      5,401,550
                                                                    ------------
TIRES & RUBBER-0.66%
Goodyear Tire & Rubber Co. (The), Sr.
   Unsec. Global Notes, 9.00%,
   07/01/15(a)(b)                                       5,600,000      5,670,000
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS-1.06%
H&E Equipment Services Inc., Sr.
   Notes, 8.38%, 07/15/16 (Acquired
   07/28/06; Cost $1,865,000)(a)(c)                     1,865,000      1,930,275
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(a)                                   3,395,000      3,318,612
Wesco Distribution Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.50%,
   10/15/17(a)                                          3,865,000      3,922,975
                                                                    ------------
                                                                       9,171,862
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-3.51%
American Cellular Corp.-Series B, Sr.
   Global Notes, 10.00%, 08/01/11(a)                    1,415,000      1,492,825
Centennial Cellular Operating
   Co./Centennial Communications
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13(a)                           5,520,000      5,947,800
Dobson Cellular Systems Inc., Sr.
   Sec. Notes, 8.38%, 11/01/11
   (Acquired 05/11/06; Cost
   $4,887,750)(a)(c)                                    4,655,000      4,870,294
MetroPCS Wireless Inc., Sr. Notes,
   9.25%, 11/01/14 (Acquired
   10/26/06; Cost $930,000)(a)(c)                         930,000        946,275
Rogers Wireless Inc. (Canada),
   Sr. Sec. Global Notes,
   6.38%, 03/01/14(a)                                   2,835,000      2,852,719
   7.25%, 12/15/12(a)                                   2,295,000      2,421,225
Rural Cellular Corp.,
   Sr. Sec. Global Notes,
   8.25%, 03/15/12(a)                                   1,420,000      1,473,250
   Sr. Unsec. Global Notes,
   9.88%, 02/01/10(a)                                   5,575,000      5,881,625

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
Suncom Wireless, Inc., Sr. Unsec.
   Gtd. Global Notes, 8.50%,
   06/01/13(a)                                        $  4,675,000  $  4,452,937
                                                                      30,338,950
                                                                    ------------
      Total Bonds & Notes
         (Cost $780,270,006)                                         783,127,367
                                                                    ------------

                                                         SHARES
                                                      -----------
COMMON STOCKS & OTHER EQUITY INTERESTS-2.07%
BROADCASTING & CABLE TV-0.33%
NTL Inc.                                                  103,800      2,805,714
XM Satellite Radio Inc. -Wts., expiring 03/15/10(g)         3,470         11,451
                                                                    ------------
                                                                       2,817,165
                                                                    ------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired
   08/07/00-01/30/01; Cost
   $10,000)(c)(g)(h)(i)                                    10,780              0
GENERAL MERCHANDISE STORES-0.03%
Travelcenters of America, Inc. -Wts.,
   expiring 05/01/09(a)(g)(i)                              14,700        176,400
Travelcenters of America, Inc. -Wts.,
   expiring 05/01/09(a)(g)(i)                               4,900         58,800
                                                                    ------------
                                                                         235,200
                                                                    ------------
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc. -Series
   B, Pfd. -Wts., expiring 11/15/09
   (Acquired 06/13/00; Cost
   $0)(c)(g)(h)(i)                                         21,155              0
O'Sullivan Industries, Inc. -Wts.,
   expiring 11/15/09  (Acquired
   06/13/00; Cost $0)(c)(g)(h)(i)                          21,155              0
                                                                    ------------
                                                                               0
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $214,160)(c)(g)(h)(i)                                   33,035              0
XO Holdings Inc. (j)                                          609          2,375
XO Holdings Inc. -Class A -Wts.,
   expiring 01/16/10(j)                                    23,135         14,344
XO Holdings Inc. -Class B -Wts.,
   expiring 01/16/10(j)                                    17,351          7,982
XO Holdings Inc. -Class C -Wts.,
   expiring 01/16/10(j)                                    17,351          3,470
                                                                    ------------
                                                                          28,171
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.71%
American Tower Corp. -Class A (k)                          50,735      1,827,475

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
iPCS, Inc. (k)                                            240,253   $ 12,961,649
                                                                      14,789,124
                                                                    ------------
      Total Common Stocks & Other Equity Interests
        (Cost $10,182,508)                                            17,869,660
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
ASSET-BACKED SECURITIES-1.12%
ELECTRIC UTILITIES-1.12%
Midwest Generation, LLC-Series B,
   Global Asset-Backed Pass Through
   Ctfs., 8.56%, 01/02/16(a)                          $ 6,106,564      6,598,905
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec. Asset-Backed
   Pass Through Ctfs., 9.24%, 07/02/17(a)               2,781,556      3,061,450
                                                                    ------------
      Total Asset-Backed Securities
         (Cost $8,900,047)                                             9,660,355
                                                                    ------------

                                                         SHARES
                                                      -----------
PREFERRED STOCKS-1.03%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.01%
AES Trust VII, $3.00 Conv. Pfd.                           175,980      8,755,005
MULTI-UTILITIES-0.02%
NRG Energy, Inc., $14.38 Conv. Pfd.                           750        185,963
                                                                    ------------
      Total Preferred Stocks
         (Cost $7,054,535)                                             8,940,968
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
BUNDLED SECURITIES-0.46%
Targeted Return Index Securities Trust
   -Series HY 2006-1 Sec. Bonds,
   7.55%, 05/01/16 (Acquired
   06/07/06; Cost $3,885,700)(a)(b)(c)                $ 3,920,000      3,968,365
                                                                    ------------
      Total Bundled Securities
         (Cost $3,886,598)                                             3,968,365
                                                                    ------------

                                                         SHARES
                                                      -----------
MONEY MARKET FUNDS-1.77%
Liquid Assets Portfolio -Institutional Class (l)        7,674,870      7,674,870
Premier Portfolio -Institutional Class (l)              7,674,870      7,674,870
                                                                    ------------
      Total Money Market Funds
         (Cost $15,349,740)                                           15,349,740
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-96.98%
   (Cost $825,643,434)                                              $838,916,455

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-13.41%

Liquid Assets Portfolio
   -Institutional Class (l)(m)                         57,988,122     57,988,122
STIC Prime Portfolio -Institutional
   Class (l)(m)                                        57,988,121     57,988,121
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $115,976,243)                                         115,976,243
TOTAL INVESTMENTS-110.39%
   (Cost $941,619,677)                                               954,892,698
OTHER ASSETS LESS LIABILITIES-(10.39)%                               (89,856,338)
                                                                    ------------
NET ASSETS-100.00%                                                  $865,036,360
                                                                    ============

Investment Abbreviations:

Conv.    -- Convertible
Ctfs.    -- Certificates
Deb.     -- Debentures
Disc.    -- Discounted
Gtd.     -- Guaranteed
Pfd.     -- Preferred
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $796,056,637, which represented 92.03% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at October 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $116,880,501, which represented 13.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Defaulted security. Adelphia Communications Corp., Delphi Corp. and Federal-Mogul Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate value of these securities at October 31, 2006 was $7,090,006, which represented 0.82% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $0, which represented 0% of the Fund's Net Assets. See Note 1A.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $235,200, which represented 0.03% of the Fund's Net Assets.

(j)  Non-income producing security acquired through a corporate action.

(k)  Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM High Yield Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM High Yield Fund
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the

AIM High Yield Fund

     Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                             UNREALIZED                              REALIZED
                   VALUE       PURCHASES      PROCEEDS      APPRECIATION        VALUE     DIVIDEND     GAIN
FUND              07/31/06      AT COST      FROM SALES    (DEPRECIATION)     10/31/06     INCOME     (LOSS)
----            -----------   -----------   ------------   --------------   -----------   --------   --------
Liquid Assets
Portfolio -
Institutional
Class           $ 5,172,134   $49,467,517   $(46,964,781)        $--        $ 7,674,870   $ 97,084      $--

Premier
Portfolio-
Institutional
Class             5,172,134    49,467,517    (46,964,781)         --          7,674,870     95,135       --
                -----------   -----------   ------------         ---        -----------   --------      ---
   SUBTOTAL     $10,344,268   $98,935,034   $(93,929,562)        $--        $15,349,740   $192,219      $--
                ===========   ===========   ============         ===        ===========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                CHANGE IN
                                                               UNREALIZED                                REALIZED
                     VALUE        PURCHASES      PROCEEDS      APPRECIATION        VALUE      DIVIDEND     GAIN
FUND               07/31/06        AT COST      FROM SALES    (DEPRECIATION)     10/31/06      INCOME*    (LOSS)
----             ------------   ------------   ------------   --------------   ------------   --------   --------
Liquid Assets
Portfolio -
Institutional
Class            $ 45,552,897   $ 55,146,252   $ (42,711,027)       $--        $ 57,988,122   $277,200     $--

STIC Prime
Portfolio -
Institutional
Class              45,552,897     55,146,251     (42,711,027)        --          57,988,121    279,051      --
                 ------------   ------------   -------------        ---        ------------   --------     ---
   SUBTOTAL      $ 91,105,794   $110,292,503   $ (85,422,054)       $--        $115,976,243   $556,251     $--
                 ============   ============   =============        ===        ============   ========     ===
TOTAL
INVESTMENTS IN
AFFILIATES       $101,450,062   $209,227,537   $(179,351,616)       $--        $131,325,983   $748,470     $--
                 ============   ============   =============        ===        ============   ========     ===

*    Net of compensation to counterparties.

AIM High Yield Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At October 31, 2006, securities with an aggregate value of $114,233,922 were on loan to brokers. The loans were secured by cash collateral of $115,976,243 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended October 31, 2006, the Fund received dividends on cash collateral investments of $556,251 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $183,692,462 and $202,686,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp. which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005. The estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation at October 31, 2006 was $94,219.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $24,134,217
Aggregate unrealized (depreciation) of investment securities   (13,623,845)
                                                               -----------
Net unrealized appreciation of investment securities           $10,510,372
                                                               ============

Cost of investments for tax purposes is $944,382,326.

                                 AIM INCOME FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                       YOUR GOALS.
                                    OUR SOLUTIONS.(R)  (AIM INVESTMENTS(R) LOGO)

AIMINVESTMENTS.COM   INC-QTR-1 10/06   A I M Advisors, Inc.

AIM Income Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
U.S. DOLLAR DENOMINATED BONDS &
   NOTES-82.14%
AEROSPACE & DEFENSE-0.70%
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001, Class G,
   Pass Through Ctfs.,
   (INS-MBIA Insurance Corp.)
   6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05;
   Cost $4,191,943)(a)(b)(c)                    $     3,817,134     $  4,020,720
                                                                    ------------
APPAREL RETAIL-0.27%
Gap Inc. (The), Unsec. Notes,
   6.90%, 09/15/07(b)                                 1,540,000        1,555,978
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.77%
Bank of New York Institutional
   Capital Trust-Series A, Trust Pfd.
   Bonds,
   7.78%, 12/01/26
   (Acquired 06/12/03;
   Cost $3,715,292)(a)(b)                             3,115,000        3,247,045
                                                                    ------------
GAMCO Investors, Inc., Sr.
   Unsec. Unsub. Notes, 5.22%, 02/17/07(b)            1,755,000        1,752,877
                                                                    ------------
Janus Capital Group Inc., Sr.
   Unsec. Notes, 7.00%, 11/01/06(b)                   1,650,000        1,649,736
                                                                    ------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
   Trust Pfd. Bonds,
   8.00%, 01/15/27(b)                                 2,075,000        2,168,188
                                                                    ------------
Nuveen Investments, Inc., Sr.
   Unsec. Sub. Notes, 5.50%, 09/15/15(b)              1,425,000        1,396,229
                                                                    ------------
                                                                      10,214,075
                                                                    ------------
AUTOMOBILE MANUFACTURERS-0.70%
DaimlerChrysler North America Holding
   Corp., Gtd. Floating Rate Global Notes,
   5.64%, 03/07/07(b)(d)                                500,000          500,179
                                                                    ------------
   Notes,
   4.13%, 03/07/07(b)                                 3,525,000        3,509,067
                                                                    ------------
                                                                       4,009,246
                                                                    ------------
BROADCASTING & CABLE TV-5.84%
Adelphia Communications Corp.,
   Sr. Unsec. Notes, 10.88%, 10/01/10(b)(e)             885,000          696,938
                                                                    ------------
CBS Corp.,
   Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(b)                                 7,670,000        7,674,218
                                                                    ------------
   Unsec. Gtd. Deb.,
   7.88%, 09/01/23(b)                                   920,000          980,370
                                                                    ------------
Clear Channel Communications,
   Inc., Sr. Unsec. Notes,
   3.13%, 02/01/07(b)                                 2,065,000        2,051,619
                                                                    ------------
Comcast Cable Communications
   Holdings Inc., Unsec. Gtd.
   Global Notes, 9.46%, 11/15/22(b)                   5,030,000        6,587,288
                                                                    ------------
Comcast Corp., Sr. Sub. Deb.,
   10.63%, 07/15/12(b)                                4,010,000        4,896,170
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
BROADCASTING & CABLE TV-(CONTINUED)
Cox Enterprises, Inc., Notes,
   8.00%, 02/15/07
   (Acquired 01/27/06-04/27/06;
   Cost $6,419,340)(a)(b)                       $     6,260,000     $  6,297,748
                                                                    ------------
CSC Holdings Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(b)                                 1,925,000        1,961,094
                                                                    ------------
   Series B,
   Sr. Unsec. Unsub. Notes,
   7.63%, 04/01/11(b)                                   645,000          654,675
                                                                    ------------
Time Warner Entertainment Co.
   L.P., Sr. Unsec. Deb.,
   8.38%, 03/15/23(b)                                 1,600,000        1,898,016
                                                                    ------------
                                                                      33,698,136
                                                                    ------------
CASINOS & GAMING-2.03%
Caesars Entertainment, Inc.,
   Sr. Unsec. Notes, 8.50%, 11/15/06(b)               7,520,000        7,529,550
                                                                    ------------
Harrah's Operating Co., Inc.,
   Unsec. Gtd. Global Notes,
   7.13%, 06/01/07(b)                                 4,145,000        4,167,259
                                                                    ------------
                                                                      11,696,809
                                                                    ------------
CONSUMER FINANCE-7.28%
Capital One Capital I, Sub.
   Floating Rate Trust Pfd.
   Bonds, 7.04%, 02/01/27
   (Acquired 09/15/04-04/12/06;
   Cost $5,665,402)(a)(b)(d)                          5,600,000        5,647,208
                                                                    ------------
Capital One Financial Corp.,
   Sr. Unsec. Notes, 8.75%, 02/01/07(b)                 751,000          756,572
                                                                    ------------
Ford Motor Credit Co.,
   Floating Rate Medium Term Notes,
   6.19%, 09/28/07(b)(d)                              2,760,000        2,746,101
                                                                    ------------
   Notes,
   6.63%, 06/16/08(b)                                 2,760,000        2,725,169
                                                                    ------------
   Sr. Unsec. Notes,
   4.95%, 01/15/08(b)                                11,530,000       11,269,768
                                                                    ------------
   Unsec. Floating Rate Euro
   Medium Term Notes,
   5.59%, 03/13/07(b)(d)                              3,550,000        3,527,103
                                                                    ------------
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes,
   6.27%, 01/16/07(b)(d)                              8,280,000        8,288,571
                                                                    ------------
   6.24%, 03/20/07(b)(d)                              1,475,000        1,475,468
                                                                    ------------
   Series GM,
   Sr. Medium Term Notes,
   6.31%, 11/30/07(b)                                 5,540,000        5,535,346
                                                                    ------------
                                                                      41,971,306
                                                                    ------------
DIVERSIFIED BANKS-7.60%
Bangkok Bank PCL (Hong Kong),
   Unsec. Sub. Notes, 9.03%,
   03/15/29 (Acquired 04/21/05-05/11/06;
   Cost $5,496,246)(a)(b)                             4,465,000        5,500,434
                                                                    ------------

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
DIVERSIFIED BANKS-(CONTINUED)
BankAmerica
   Institutional-Series A, Gtd.
   Trust Pfd. Bonds, 8.07%, 12/31/26
   (Acquired 02/15/06-09/26/06;
   Cost $2,493,941)(a)(b)                       $     2,380,000     $  2,487,171
                                                                    ------------
BankBoston Capital Trust
   II-Series B, Gtd. Trust Pfd.
   Bonds, 7.75%, 12/15/26(b)                          3,644,000        3,799,745
                                                                    ------------
Barclays Bank PLC (United
   Kingdom), Floating Rate
   Global Notes, 4.53%, 08/08/07
   (Acquired 04/06/06;
   Cost $1,492,215)(a)(b)(d)                          1,500,000        1,500,540
                                                                    ------------
Centura Capital Trust I, Gtd.
   Trust Pfd. Notes, 8.85%, 06/01/27
   (Acquired 05/22/03-11/22/04;
   Cost $6,116,283)(a)(b)                             4,840,000        5,135,966
                                                                    ------------
First Empire Capital Trust I,
   Gtd. Trust Pfd. Notes,
   8.23%, 02/01/27(b)                                 3,790,000        3,970,935
                                                                    ------------
Lloyds Bank PLC (United
   Kingdom)-Series 1, Unsec.
   Sub. Floating Rate Euro Notes,
   5.75% (b)(d)(f)                                    2,300,000        2,024,784
                                                                    ------------
Mizuho Financial Group Cayman
   Ltd. (Cayman Islands), Gtd.
   Sub. Second Tier Euro Bonds,
   8.38% (b)(f)                                       1,070,000        1,133,424
                                                                    ------------
National Bank of Canada
   (Canada), Floating Rate Euro
   Deb., 5.63%, 08/29/87(b)(d)                        2,700,000        2,209,437
                                                                    ------------
National Westminster Bank PLC
   (United Kingdom)-Series B,
   Unsec. Sub. Floating Rate
   Euro Notes, 5.69% (b)(d)(f)                        3,270,000        2,827,232
                                                                    ------------
NBD Bank N.A. Michigan, Unsec.
   Sub. Deb., 8.25%, 11/01/24(b)                      2,080,000        2,615,142
                                                                    ------------
RBS Capital Trust III, Sub.
   Trust Pfd. Global Notes, 5.51% (b)(f)              1,350,000        1,329,426
                                                                    ------------
Sumitomo Mitsui Banking Corp.
   (Japan), Sub. Second Tier
   Euro Notes, 8.15% (b)(f)                           3,200,000        3,340,326
                                                                    ------------
US Trust Capital Trust-Series
   A, Trust Pfd. Bonds, 8.41%, 02/01/27
   (Acquired 02/15/06;
   Cost $3,185,666)(a)(b)                             2,990,000        3,138,753
                                                                    ------------
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.14%,
   09/21/07 (Acquired 12/14/05;
   Cost $2,790,000)(a)(b)(d)                          2,790,000        2,798,021
                                                                    ------------
                                                                      43,811,336
                                                                    ------------
DIVERSIFIED CHEMICALS-0.40%
Hercules Inc., Unsec. Putable
   Deb., 6.60%, 08/01/07(b)                           2,300,000        2,301,035
                                                                    ------------
DIVERSIFIED METALS & MINING-0.29%
Reynolds Metals Co., Medium
   Term Notes, 7.00%, 05/15/09(b)                     1,650,000        1,688,198
                                                                    ------------
DRUG RETAIL-0.16%
Rite Aid Corp., Sr. Unsec.
   Unsub. Notes, 7.13%, 01/15/07(b)                     920,000          922,300
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
ELECTRIC UTILITIES-2.96%
Commonwealth Edison Co., Unsec.
   Notes, 7.63%, 01/15/07(b)                    $     2,530,000     $  2,536,603
                                                                    ------------
Indiana Michigan Power
   Co.-Series C, Sr. Unsec.
   Notes, 6.13%, 12/15/06(b)                            720,000          720,583
                                                                    ------------
Mission Energy Holding Co., Sr.
   Sec. Global Notes, 13.50%, 07/15/08(b)             1,840,000        2,056,200
                                                                    ------------
Potomac Electric Power
   Co.-Series A, Medium Term
   Notes, 7.64%, 01/17/07(b)                            550,000          551,942
                                                                    ------------
Sierra Pacific Power Co.-Series
   C, Medium Term Notes, 6.62%, 11/29/06(b)           7,350,000        7,354,557
                                                                    ------------
Southern Co. Capital Trust I,
   Gtd. Trust Pfd. Notes,
   8.19%, 02/01/37(b)                                 3,680,000        3,851,782
                                                                    ------------
                                                                      17,071,667
                                                                    ------------
FOOD RETAIL-1.24%
Kroger Co. (The), Notes,
   7.80%, 08/15/07(b)                                 2,950,000        3,002,274
                                                                    ------------
   Sr. Unsec. Notes,
   7.65%, 04/15/07(b)                                 3,020,000        3,049,113
                                                                    ------------
Safeway Inc.,
   Sr. Sub. Deb.,
   9.88%, 03/15/07(b)                                    77,000           78,204
                                                                    ------------
   Sr. Unsec. Notes,
   7.00%, 09/15/07(b)                                   993,000        1,005,125
                                                                    ------------
                                                                       7,134,716
                                                                    ------------
GAS UTILITIES-0.97%
Consolidated Natural Gas
   Co.-Series B, Sr. Unsec.
   Unsub. Notes, 5.38%, 11/01/06(b)                   5,610,000        5,609,046
                                                                    ------------
GENERAL MERCHANDISE STORES-0.16%
Pantry, Inc. (The), Sr. Sub.
   Global Notes, 7.75%, 02/15/14(b)                     920,000          933,800
                                                                    ------------
HEALTH CARE SERVICES-0.32%
Orlando Lutheran Towers Inc.,
   Bonds, 7.75%, 07/01/11(b)                          1,830,000        1,824,071
                                                                    ------------
HOME IMPROVEMENT RETAIL-0.16%
Sherwin-Williams Co. (The), Sr.
   Notes, 6.85%, 02/01/07(b)                            930,000          933,041
                                                                    ------------
HOMEBUILDING-1.43%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(b)                                 2,725,000        2,860,296
                                                                    ------------
   Sr. Unsec. Notes,
   7.88%, 08/15/11(b)                                 5,000,000        5,371,650
                                                                    ------------
                                                                       8,231,946
                                                                    ------------
HOUSEHOLD APPLIANCES-0.16%
Maytag Corp.-Series E, Medium
   Term Notes, 6.88%, 12/01/06(b)                       920,000          921,739
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.05%
Newell Rubbermaid Inc., Unsec.
   Notes, 6.00%, 03/15/07(b)                            300,000          300,432
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
INSURANCE BROKERS-0.83%
Aon Corp., Unsec. Notes,
   6.95%, 01/15/07(b)                           $       240,000     $    240,602
                                                                    ------------
Marsh & McLennan Cos., Inc.,
   Sr. Unsec. Global Notes,
   5.38%, 03/15/07(b)                                 4,550,000        4,546,451
                                                                    ------------
                                                                       4,787,053
                                                                    ------------
INTEGRATED OIL & GAS-2.74%
ConocoPhillips, Unsec. Deb.,
   7.13%, 03/15/28(b)                                 4,185,000        4,365,081
                                                                    ------------
Duke Energy Field Services LLC,
   Sr. Unsec. Notes, 5.75%, 11/15/06(b)               1,460,000        1,460,000
                                                                    ------------
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(b)                                 3,650,000        3,651,934
                                                                    ------------
   Yankee Bonds,
   8.90%, 08/15/28(b)                                 6,000,000        6,307,500
                                                                    ------------
                                                                      15,784,515
                                                                    ------------
INTEGRATED TELECOMMUNICATION
   SERVICES-5.73%
Embarq Corp., Sr. Unsec. Notes,
   7.08%, 06/01/16(b)                                 2,770,000        2,839,389
                                                                    ------------
SBC Communications Capital
   Corp.-Series D, Medium Term Notes,
   6.68%, 11/28/07(b)                                 3,380,000        3,426,002
                                                                    ------------
TCI Communications Financing III,
   Gtd. Trust Pfd. Bonds,
   9.65%, 03/31/27(b)                                 5,250,000        5,591,827
                                                                    ------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(b)                                 2,240,000        2,265,155
                                                                    ------------
Verizon California Inc.-Series G,
   Unsec. Deb., 5.50%, 01/15/09(b)                    1,840,000        1,846,127
                                                                    ------------
Verizon Communications Inc.,
   Unsec. Deb., 8.75%, 11/01/21(b)                    5,560,000        6,695,352
                                                                    ------------
Verizon Florida Inc.-Series F,
   Sr. Unsec. Deb., 6.13%, 01/15/13(b)                1,380,000        1,407,807
                                                                    ------------
Verizon New York Inc., Unsec.
   Deb., 7.00%, 12/01/33(b)                           1,990,000        2,030,994
                                                                    ------------
Verizon Virginia Inc.-Series A,
   Unsec. Global Deb., 4.63%, 03/15/13(b)             7,375,000        6,944,374
                                                                    ------------
                                                                      33,047,027
                                                                    ------------
INTERNET RETAIL-0.28%
Expedia, Inc., Putable Bonds,
   7.46%, 08/15/13 (Acquired 08/16/06;
   Cost $1,535,000)(a)(b)                             1,535,000        1,617,644
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.16%
Dryden Investor Trust, Bonds,
   7.16%, 07/23/08 (Acquired 04/10/06;
   Cost $305,568)(a)(b)                                 300,180          304,934
                                                                    ------------
Jefferies Group, Inc.-Series B,
   Sr. Unsec. Notes, 7.50%, 08/15/07(b)                 590,000          599,051
                                                                    ------------
                                                                         903,985
                                                                    ------------
LEISURE PRODUCTS-0.85%
Brunswick Corp., Unsec. Notes,
   6.75%, 12/15/06(b)                                 4,890,000        4,896,259
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
LIFE & HEALTH INSURANCE-2.20%
Americo Life Inc., Notes,
   7.88%, 05/01/13 (Acquired 04/25/03;
   Cost $1,314,253)(a)(b)                       $     1,330,000     $  1,344,989
                                                                    ------------
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.)
   7.25%, 12/18/23
   (Acquired 01/22/04-01/29/04;
   Cost $7,072,349)(a)(b)(c)                          6,000,000        7,020,480
                                                                    ------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes,
   8.53% (Acquired 02/13/06;
   Cost $4,388,202)(a)(b)(f)                          4,090,000        4,322,966
                                                                    ------------
                                                                      12,688,435
                                                                    ------------
MANAGED HEALTH CARE-0.25%
Cigna Corp., Unsec. Notes,
   7.40%, 05/15/07(b)                                 1,450,000        1,464,515
                                                                    ------------
METAL & GLASS CONTAINERS-0.27%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global
   Notes, 8.25%, 05/15/13(b)                          1,485,000        1,538,831
                                                                    ------------
MOVIES & ENTERTAINMENT-1.64%
News America Holdings Inc., Sr.
   Unsec. Gtd. Deb., 7.75%, 12/01/45(b)               2,360,000        2,663,378
                                                                    ------------
Time Warner Cos., Inc., Unsec.
   Deb., 9.15%, 02/01/23(b)                           5,470,000        6,822,512
                                                                    ------------
                                                                       9,485,890
                                                                    ------------
MULTI-UTILITIES-1.58%
Ameren Corp., Bonds, 4.26%, 05/15/07(b)               2,210,000        2,195,436
                                                                    ------------
Dominion Capital Trust I, Jr.
   Unsec. Gtd. Trust Pfd. Bonds,
   7.83%, 12/01/27(b)                                 4,670,000        4,868,989
                                                                    ------------
PSI Energy, Inc., Unsec. Deb.,
   7.85%, 10/15/07(b)                                   735,000          751,317
                                                                    ------------
Sempra Energy, Sr. Notes,
   4.62%, 05/17/07(b)                                   820,000          816,589
                                                                    ------------
Southwestern Public Service
   Co.-Series B, Sr. Unsec.
   Notes, 5.13%, 11/01/06(b)                            505,000          504,924
                                                                    ------------
                                                                       9,137,255
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-2.79%
Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06;
   Cost $1,077,890)(a)(b)                             1,090,000        1,075,830
                                                                    ------------
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(b)                                 2,695,000        2,659,965
                                                                    ------------
   8.63%, 02/01/22(b)                                 7,725,000        9,405,574
                                                                    ------------
Plains Exploration & Production Co.,
   Sr. Global Notes,
   7.13%, 06/15/14(b)                                 2,760,000        2,963,550
                                                                    ------------
                                                                      16,104,919
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
OIL & GAS REFINING & MARKETING-0.82%
Western Power Distribution
   Holdings Ltd. (United Kingdom),
   Unsec. Unsub. Notes, 7.38%, 12/15/28
   (Acquired 01/25/05-03/03/05;
   Cost $4,822,997)(a)(b)                       $     4,225,000     $  4,716,156
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-9.09%
BankAmerica Capital II-Series
   2, Jr. Unsec. Gtd. Sub. Trust
   Pfd. Notes, 8.00%, 12/15/26(b)                     1,525,000        1,592,039
                                                                    ------------
Countrywide Capital I, Gtd.
   Trust Pfd. Notes, 8.00%, 12/15/26(b)               3,600,000        3,618,792
                                                                    ------------
General Electric Capital Corp.,
   Unsec. Floating Rate Putable
   Deb., 5.09%, 09/01/07(b)(d)                          590,000          587,478
                                                                    ------------
JPM Capital Trust I, Gtd. Trust
   Pfd. Notes, 7.54%, 01/15/27(b)                     5,000,000        5,214,150
                                                                    ------------
Mantis Reef Ltd. (Australia),
   Notes, 4.69%, 11/14/08
   (Acquired 08/31/06;
   Cost $540,166)(a)(b)                                 550,000          541,733
                                                                    ------------
Mizuho JGB Investment
   LLC-Series A, Sub. Bonds, 9.87%
   (Acquired 06/16/04-03/03/06;
   Cost $8,173,107)(a)(b)(f)                          7,245,000        7,733,168
                                                                    ------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(b)                                 1,447,501        1,457,865
                                                                    ------------
   Series 1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(b)                                 4,665,000        4,927,406
                                                                    ------------
Premium Asset Trust-Series
   2004-04, Sr. Notes, 4.13%, 03/12/09
   (Acquired 03/04/04;
   Cost $5,321,432)(a)(b)                             5,325,000        4,928,341
                                                                    ------------
Regional Diversified Funding
   (Cayman Islands),
   Sr. Notes, 9.25%, 03/15/30
   (Acquired 01/10/03-09/22/04;
   Cost $5,704,016)(a)(b)                             4,921,111        5,639,397
                                                                    ------------
   Class A-1a,
   Sr. Floating Rate Notes, 5.71%, 01/25/36
   (Acquired 03/21/05;
   Cost $3,157,134)(a)(b)(d)(g)                       3,157,134        3,072,709
                                                                    ------------
Residential Capital Corp., Sr.
   Unsec. Floating Rate Global
   Notes, 6.74%, 06/29/07(b)(d)                       2,850,000        2,865,103
                                                                    ------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs., 6.32%
   (Acquired 12/07/04-04/03/06;
   Cost $5,904,980)(a)(b)(d)(f)                       5,900,000        5,910,667
                                                                    ------------
UFJ Finance Aruba AEC (Aruba),
   Gtd. Sub. Second Tier Euro
   Bonds, 8.75% (b)(f)                                3,000,000        3,169,620
                                                                    ------------
Windsor Financing LLC, Sr. Gtd.
   Notes, 5.88%, 07/15/17
   (Acquired 02/07/06;
   Cost $1,140,793)(a)(b)                             1,140,793        1,137,530
                                                                    ------------
                                                                      52,395,998
                                                                    ------------
PAPER PRODUCTS-0.18%
International Paper Co., Unsec.
   Notes, 7.63%, 01/15/07(b)                          1,060,000        1,064,155
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
PROPERTY & CASUALTY INSURANCE-4.72%
Executive Risk Capital
   Trust-Series B, Gtd. Trust
   Pfd. Bonds, 8.68%, 02/01/27(b)               $     3,010,000     $  3,161,463
                                                                    ------------
First American Capital Trust I,
   Gtd. Trust Pfd. Notes,
   8.50%, 04/15/12(b)                                 9,160,000        9,787,185
                                                                    ------------
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Sub. Deb.,
   8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05;
   Cost $4,062,420)(a)(b)                             3,805,000        3,830,646
                                                                    ------------
Oil Insurance Ltd. (Bermuda), Notes, 7.56%
   (Acquired 06/15/06;
   Cost $10,000,000)(a)(b)(f)                        10,000,000       10,445,000
                                                                    ------------
                                                                      27,224,294
                                                                    ------------
PUBLISHING-0.23%
Belo Corp., Sr. Unsec. Unsub.
   Notes, 7.13%, 06/01/07(b)                          1,290,000        1,300,823
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.50%
Realogy Corp.,
   Sr. Floating Rate Notes, 6.07%, 10/20/09
   (Acquired 10/13/06;
   Cost $535,000)(a)(b)                                 535,000          535,337
                                                                    ------------
   Sr. Notes, 6.50%, 10/15/16
   (Acquired 10/13/06-10/16/06;
   Cost $3,922,563)(a)(b)(d)                          3,915,000        3,977,131
                                                                    ------------
Southern Investments UK PLC
   (United Kingdom),
   Gtd. Trust Pfd. Yankee Notes,
   8.23%, 02/01/27(b)                                 3,060,000        3,209,175
                                                                    ------------
   Sr. Unsec. Yankee Notes,
   6.80%, 12/01/06(b)                                   940,000          940,978
                                                                    ------------
                                                                       8,662,621
                                                                    ------------
REGIONAL BANKS-3.55%
Cullen/Frost Capital Trust I,
   Unsec. Sub. Floating Rate
   Notes, 6.95%, 03/01/34(b)(d)                       6,550,000        6,695,869
                                                                    ------------
PNC Capital Trust C, Gtd.
   Floating Rate Trust Pfd.
   Bonds, 5.97%, 06/01/28(b)(d)                       1,160,000        1,128,866
                                                                    ------------
PNC Institutional Capital
   Trust-Series A, Trust Pfd.
   Bonds, 7.95%, 12/15/26
   (Acquired 10/03/06-10/17/06;
   Cost $2,668,617)(a)(b)                             2,560,000        2,672,691
                                                                    ------------
Popular North America
   Inc.-Series F, Medium Term
   Notes, 5.20%, 12/12/07(b)                          1,600,000        1,597,168
                                                                    ------------
TCF National Bank, Sub. Notes,
   5.00%, 06/15/14(b)                                 2,120,000        2,086,016
                                                                    ------------
Western Financial Bank, Unsec.
   Sub. Deb., 9.63%, 05/15/12(b)                      5,670,000        6,297,215
                                                                    ------------
                                                                      20,477,825
                                                                    ------------
REINSURANCE-1.26%
Reinsurance Group of America,
   Inc., Jr. Unsec. Sub. Deb.,
   6.75%, 12/15/65(b)                                 1,920,000        1,909,037
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
REINSURANCE-(CONTINUED)
Stingray Pass-Through Trust,
   Pass Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05;
   Cost $5,441,480)(a)(b)                       $     5,500,000     $  5,335,000
                                                                    ------------
                                                                       7,244,037
                                                                    ------------
SOVEREIGN DEBT-0.71%
Russian Federation
   (Russia)-REGS, Unsec. Unsub.
   Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04;
   Cost $4,428,938)(a)(b)                             3,950,000        4,070,080
                                                                    ------------
SPECIALIZED REIT'S-0.98%
Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes,
   5.84%, 09/15/08(b)(d)                              1,710,000        1,710,809
                                                                    ------------
   Notes,
   5.63%, 05/01/17(b)                                 2,050,000        1,975,032
                                                                    ------------
Health Care REIT, Inc., Sr.
   Notes, 5.88%, 05/15/15(b)                          1,990,000        1,988,925
                                                                    ------------
                                                                       5,674,766
                                                                    ------------
SPECIALTY CHEMICALS-0.90%
ICI North America, Unsec. Gtd.
   Deb., 8.88%, 11/15/06(b)                           2,760,000        2,762,760
                                                                    ------------
NewMarket Corp., Sr. Unsec.
   Gtd. Global Notes, 8.88%, 05/01/10(b)              2,300,000        2,403,500
                                                                    ------------
                                                                       5,166,260
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-1.55%
Dime Capital Trust I-Series A,
   Gtd. Trust Pfd. Notes,
   9.33%, 05/06/27(b)                                 1,255,000        1,333,337
                                                                    ------------
Greenpoint Capital Trust I,
   Gtd. Sub. Trust Pfd. Notes,
   9.10%, 06/01/27(b)                                 3,305,000        3,509,514
                                                                    ------------
Telebanc Capital Trust I, Gtd.
   Trust Pfd. Notes, 11.00%, 06/01/27(b)              2,760,000        2,961,618
                                                                    ------------
Washington Mutual Capital I,
   Gtd. Sub. Trust Pfd. Notes,
   8.38%, 06/01/27(b)                                 1,100,000        1,158,256
                                                                    ------------
                                                                       8,962,725
                                                                    ------------
TOBACCO-1.05%
Altria Group, Inc., Unsec.
   Notes, 7.20%, 02/01/07(b)                          6,005,000        6,027,579
                                                                    ------------
TRUCKING-1.21%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%, 12/01/08(b)                   6,675,000        6,960,890
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.58%
Sprint Nextel Corp., Deb.,
   9.25%, 04/15/22(b)                                 2,710,000        3,333,652
                                                                    ------------
      Total U.S. Dollar Denominated
         Bonds & Notes
         (Cost $481,589,811)                                         473,587,786
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
ASSET-BACKED SECURITIES-5.87%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.48%
Pacific Coast CDO Ltd.-Series 1A, Class A,
   Floating Rate Bonds, 5.81%, 10/25/36
   (Acquired 03/24/04-05/26/04;
   Cost $2,778,133)(a)(d)(g)                    $     2,805,183     $  2,784,145
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.23%
Federal Home Loan Bank-Series
   TQ-2015, Class A, Pass Through Ctfs.,
   5.07%, 10/20/15(b)                                 1,358,772        1,352,345
                                                                    ------------
MULTI-SECTOR HOLDINGS-0.26%
Longport Funding Ltd.-Series
   2005-2A, Class A1J, Floating Rate Bonds,
   5.97%, 02/03/40 (Acquired 03/31/05;
   Cost $1,500,000)(a)(d)(g)                          1,500,000        1,500,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.16%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2,
   Pass Through Ctfs., 8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06;
   Cost $8,956,427)(a)(b)                             7,780,000        9,258,854
                                                                    ------------
LILACS Repackaging
   2005-I-Series A, Sr. Sec. Notes,
   5.14%, 01/15/64 (Acquired 07/14/05;
   Cost $1,483,466)(a)(g)                             1,483,466        1,448,574
                                                                    ------------
Patrons' Legacy,
   2004-I-Series A, Ctfs.,
   6.67%, 05/04/18 (Acquired 04/30/04;
   Cost $9,722,222)(a)(g)                             9,722,222        9,788,528
                                                                    ------------
   2003-III-Series A,
   Ctfs., 5.65%, 04/17/18
   (Acquired 12/12/03-11/04/04;
   Cost $3,512,705)(a)(g)                             3,500,000        3,492,265
                                                                    ------------
                                                                      23,988,221
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-0.74%
North Front Pass-Through Trust,
   Pass Through Ctfs. Bonds,
   5.81%, 12/15/24 (Acquired 12/08/04;
   Cost $4,327,916)(a)(b)                             4,300,000        4,243,584
                                                                    ------------
      Total Asset-Backed Securities
         (Cost $29,301,641)                                           33,868,295
                                                                    ------------
MUNICIPAL OBLIGATIONS-3.58%
Detroit (City of), Michigan;
   Series 2005 A-1, Taxable
   Capital Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (b)(c)                             1,430,000        1,352,108
                                                                    ------------
Florida (State of) Development
   Finance Corp. (Palm Bay Academy Inc.)
   Series 2006 B, Taxable RB,
   7.50%, 05/15/17 (b)                                  725,000          718,736
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
Indianapolis (City of), Indiana Local
   Public Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   4.87%, 07/15/16(b)                           $     1,185,000     $  1,147,518
                                                                    ------------
   5.22%, 07/15/20(b)                                 1,400,000        1,375,710
                                                                    ------------
   5.28%, 01/15/22(b)                                   900,000          883,332
                                                                    ------------
Industry (City of), California
   Urban Development Agency
   (Project 3); Series 2003,
   Taxable Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (b)(c)                             7,800,000        8,015,748
                                                                    ------------
Michigan (State of), Western
   Michigan University; Series
   2005, Taxable RB,
   (INS-Ambac Assurance Corp.)
   4.41%, 11/15/14 (b)(c)                             1,070,000        1,037,718
                                                                    ------------
Phoenix (City of), Arizona Civic
   Improvement Corp.; Series 2004,
   Taxable Rental Car Facility Charge RB
   (INS-Financial Guaranty Insurance Co.),
   3.69%, 07/01/07(b)(c)                              2,500,000        2,472,950
                                                                    ------------
   4.21%, 07/01/08(b)(c)                              3,700,000        3,645,647
                                                                    ------------
      Total Municipal Obligations
         (Cost $20,889,312)                                           20,649,467
                                                                    ------------
U.S. MORTGAGE-BACKED SECURITIES-2.35%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-1.26%
Federal Home Loan Mortgage Corp.,
   Pass Through Ctfs.,
   8.50%, 03/01/10(b)                                    13,494           13,651
                                                                    ------------
   7.00%, 06/01/15 to 06/01/32(b)                        60,362           62,114
                                                                    ------------
   6.50%, 04/01/16 to 01/01/35(b)                     2,587,841        2,652,576
                                                                    ------------
   5.50%, 09/01/16 to 12/01/33(b)                     3,058,035        3,045,573
                                                                    ------------
   6.00%, 04/01/17 to 11/01/33(b)                     1,461,669        1,480,733
                                                                    ------------
   7.50%, 06/01/30(b)                                     2,180            2,270
                                                                    ------------
                                                                       7,256,917
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.49%
Federal National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32(b)                       203,260          211,771
                                                                    ------------
   7.00%, 02/01/16 to 09/01/32(b)                       487,764          503,133
                                                                    ------------
   6.50%, 09/01/16 to 10/01/35(b)                     1,023,120        1,048,950
                                                                    ------------
   5.00%, 01/01/18 to 09/01/18(b)                       647,993          639,850
                                                                    ------------
   8.50%, 10/01/28(b)                                    88,777           95,163
                                                                    ------------
   8.00%, 10/01/30 to 04/01/32(b)                       306,282          323,454
                                                                    ------------
                                                                       2,822,321
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA)-0.60%
Government National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 06/15/23(b)                                   271,824(h)       283,573
                                                                    ------------
   8.50%, 11/15/24(b)                                   130,956(h)       141,520
                                                                    ------------
   8.00%, 09/20/26(b)                                    58,988           62,320
                                                                    ------------
   6.50%, 03/15/31 to 09/15/32(b)                       447,429          460,962
                                                                    ------------
   7.00%, 04/15/31 to 08/15/31(b)                        23,364           24,174
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   6.00%, 12/15/31 to 02/15/33(b)               $       483,162     $    490,758
                                                                    ------------
   6.50%, 06/15/32(b)                                   350,350(h)       360,870
                                                                    ------------
   6.00%, 11/15/32(b)                                   420,497(h)       427,101
                                                                    ------------
   5.50%, 02/15/34(b)                                 1,233,883(h)     1,229,925
                                                                    ------------
                                                                       3,481,203
                                                                    ------------
      Total U.S. Mortgage-Backed Securities
         (Cost $13,801,181)                                           13,560,441
                                                                    ------------

                                                     SHARES
                                              -------------------
PREFERRED STOCKS-2.21%
LIFE & HEALTH INSURANCE-0.36%
Aegon N.V. (Netherlands), 6.38% Pfd.                     83,000        2,106,540
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.22%
Auction Pass-Through Trust
   -Series 2001-1, Class A,
   5.80%, Pass through Ctfs.
   (Acquired 10/03/06;
   Cost $1,250,000)(a)(d)(g)(i)                               5        1,255,437
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-1.04%
Fannie Mae,
   Series J,
   4.72% Floating Rate Pfd. (d)                          59,700        2,982,612
                                                                    ------------
   Series K,
   5.40% Floating Rate Pfd.(d)                           59,700        2,999,925
                                                                    ------------
                                                                       5,982,537
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.59%
Telephone & Data Systems, Inc.
   -Series A, 7.60% Pfd.                                136,000        3,409,520
                                                                    ------------
      Total Preferred Stocks
         (Cost $12,818,805)                                           12,754,034
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                              -------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
   NOTES-1.09%
JAPAN-1.09%
Takefuji Corp. (Consumer
   Finance)-REGS, Sr. Unsec.
   Euro Notes, 1.02%, 03/01/34
   (Acquired 05/09/05-08/04/05;
   Cost $7,177,048) (a)(g) (j)                JPY 1,400,000,000       6,297,582
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                              -------------------   ------------
U.S. GOVERNMENT AGENCY SECURITIES-0.59%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.59%
Unsec. Floating Rate
   Global Notes,
   5.29%, 02/17/09 (b)(d)
   (Cost $3,500,000)                            $     3,500,000     $  3,386,390
                                                                    ------------

                                                     SHARES
                                              -------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-0.00%
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc.
   -Series B, Pfd. -Wts.,
   expiring 11/15/09
   (Acquired 06/13/00;
   Cost $0)(a)(g)(i)(k)                                   3,845                0
                                                                    ------------
O'Sullivan Industries, Inc.
   -Wts., expiring 11/15/09
   (Acquired 06/13/00;
   Cost $0)(a)(g)(i)(k)                                   3,845                0
                                                                    ------------
                                                                               0
                                                                    ------------
INTEGRATED TELECOMMUNICATION
   SERVICES-0.00%
NTELOS Inc. -Wts., expiring
   08/15/10 (Acquired 07/21/00-11/15/00;
   Cost $48,673)(a)(g)(i)(k)                              6,485                0
                                                                    ------------
XO Holdings Inc. (l)                                        128              499
                                                                    ------------
XO Holdings Inc. -Class A
   -Wts., expiring 01/16/10(l)                            3,302            2,048
                                                                    ------------
XO Holdings Inc. -Class B
   -Wts., expiring 01/16/10(l)                            2,476            1,139
                                                                    ------------
XO Holdings Inc. -Class C
   -Wts., expiring 01/16/10(l)                            2,476              495
                                                                    ------------
                                                                           4,181
                                                                    ------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $50,214)                                                    4,181
                                                                    ------------
MONEY MARKET FUNDS-1.88%
Premier Portfolio -Institutional Class (m)            5,410,219        5,410,219
                                                                    ------------
STIC Liquid Assets Portfolio -Institutional
   Class (m)                                          5,410,219        5,410,219
                                                                    ------------
      Total Money Market Funds
         (Cost $10,820,438)                                           10,820,438
                                                                    ------------
TOTAL INVESTMENTS-99.71%
   (Cost $579,948,450)                                               574,928,614
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.29%                                    1,651,147
                                                                    ------------
NET ASSETS-100.00%                                                  $576,579,761
                                                                    ------------

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
JPY    -- Japanese Yen
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Backed Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $160,075,004, which represented 27.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $526,038,867, which represented 91.23% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at October 31, 2006 represented 0.12% of the Fund's Net Assets.

(f)  Perpetual bond with no specified maturity date.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $29,639,240, which represented 5.14% of the Fund's Net Assets.

(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 5.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $1,255,437, which represented 0.22% of the Fund's Net Assets. See Note 1A.

(j) Foreign denominated security. Principal amount is denominated in currency indicated.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(l)  Non-income producing security acquired through a corporate action.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM Income Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

AIM Income Fund
     pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether

AIM Income Fund
     unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. .Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Income Fund

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

                                                             CHANGE IN
                                                             UNREALIZED                              REALIZED
                     VALUE     PURCHASES      PROCEEDS      APPRECIATION        VALUE     DIVIDEND     GAIN
FUND               07/31/06     AT COST      FROM SALES    (DEPRECIATION)     10/31/06     INCOME     (LOSS)
----               --------   -----------   ------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional
   Class           $397,840   $30,078,643   $(25,066,264)        $--        $ 5,410,219    $23,849      $--

Premier
   Portfolio-
   Institutional
   Class            397,840    30,078,643    (25,066,264)         --          5,410,219     23,814       --
                   --------   -----------   ------------         ---        -----------    -------      ---
TOTAL
   INVESTMENTS
   IN AFFILIATES   $795,680   $60,157,286   $(50,132,528)        $--        $10,820,438    $47,663      $--
                   ========   ===========   ============         ===        ===========    =======      ===

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                                             CHANGE IN
                      CONTRACT TO                           UNREALIZED
SETTLEMENT   -----------------------------      VALUE      APPRECIATION
   DATE          DELIVER         RECEIVE      10/31/06    (DEPRECIATION)
----------   --------------   ------------   ----------   --------------
 01/11/07    JPY700,000,000   USD5,947,576   $6,046,435      $(98,859)

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period       94      $ 18,624
Expired                  (94)      (18,624)
End of period             --      $     --

AIM Income Fund

NOTE 5 -- FUTURES CONTRACTS

On October 31, 2006, $2,407,510 principal amount of U.S. Mortgage-Backed Securities were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                               NUMBER OF      MONTH/          VALUE       APPRECIATION
          CONTRACT             CONTRACTS    COMMITMENT      10/31/06     (DEPRECIATION)
----------------------------   ---------   ------------   ------------   --------------
Eurodollar GLOBEX2 E-trade          96      Mar-07/Long   $ 22,747,200     $  (27,907)
Long GILT Future                   110      Dec-06/Long     23,083,453        (86,160)
U.S. Treasury 2 Year Notes         858      Dec-06/Long    175,380,563        341,683
U.S. Treasury 10 Year Notes      1,547      Dec-06/Long    167,414,406      1,770,863
U.S. Treasury 30 Year Bonds        170      Dec-06/Long     19,151,562        424,723
                                                          ------------     ----------
                                                           407,777,184      2,423,202
                                                          ------------     ----------
Eurodollar GLOBEX2 E-trade         231     Dec-07/Short    (55,003,988)       (93,139)
Japanese Government 10 Year
   Bonds                            17     Dec-06/Short    (19,547,180)       (83,470)
                                                          ------------     ----------
                                                           (74,551,168)      (176,609)
                                                          ------------     ----------
Total open futures contracts                              $333,226,016     $2,246,593
                                                          ============     ==========

NOTE 6 -- CREDIT DEFAULT SWAPS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                            NOTIONAL     UNREALIZED
                        REFERENCE    BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
    COUNTERPARTY          ENTITY    PROTECTION    FIXED RATE      DATE        (000)    (DEPRECIATION)
---------------------   ---------   ----------   -----------   ----------   --------   --------------
Lehman Brothers, Inc.      CDX          Buy         0.40%      12/20/2011    $12,500      $(15,683)

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $101,150,911 and $127,165,942, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $7,776,236 and $11,067,758. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $         --
Aggregate unrealized (depreciation) of investment securities           (12,451,908)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(12,451,908)
                                                                      ============

Cost of investments for tax purposes is $587,380,522.

                        AIM INTERMEDIATE GOVERNMENT FUND
           QUARTERLY Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   GOV-QTR-1 10/06   A I M Advisors, Inc.

AIM Intermediate Government Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------     -------------
U.S. MORTGAGE-BACKED SECURITIES-90.05%(A)

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-31.29%
   Pass Through Ctfs.,
   8.50%, 07/01/07 to 05/01/26                    $    514,833     $     542,622
   7.00%, 11/01/10 to 03/01/36                      21,779,360        22,526,020
   6.50%, 02/01/11 to 02/01/35                      40,304,043        41,247,561
   10.00%, 11/01/11 to 04/01/20                        662,327           731,899
   12.00%, 02/01/13                                      1,325             1,444
   8.00%, 12/01/15 to 02/01/35                      15,695,602        16,674,590
   6.00%, 06/01/17 to 05/01/33                      11,202,034        11,369,873
   10.50%, 08/01/19 to 01/01/21                        138,961           152,288
   9.50%, 11/01/20 to 04/01/25                         578,252           629,643
   9.00%, 06/01/21 to 04/01/25                       2,293,932         2,455,915
   7.05%, 05/20/27                                   1,064,976         1,091,410
   7.50%, 09/01/30 to 05/01/34                      11,720,573        12,189,588
   Pass Through Ctfs., TBA,
   4.50%, 12/01/21(b)                                7,969,735         7,698,266
   5.00%, 12/01/21 to 12/01/36(b)                   26,544,540        25,819,089
   5.50%, 12/01/36(b)                               25,645,186        25,348,664
   6.00%, 12/01/36(b)                                8,642,000         8,696,012
                                                                   -------------
                                                                     177,174,884
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-47.35%
   Pass Through Ctfs.,
   8.50%, 01/01/07 to 10/01/31                       8,674,659         9,342,903
   7.50%, 07/01/10 to 08/01/36                      29,503,290        30,721,751
   7.00%, 05/01/11 to 06/01/36                      42,766,248        44,282,356
   8.00%, 02/01/12 to 06/01/36                      25,710,705        27,148,109
   6.00%, 10/01/13 to 04/01/24                      17,922,386        18,322,552
   6.50%, 06/01/14 to 10/01/35                      48,745,508        50,012,118
   9.50%, 07/01/16 to 08/01/22                         122,327           132,754
   9.00%, 12/01/16                                     226,143           245,818
   5.00%, 01/01/17 to 12/01/18                       5,100,455         5,036,652
   10.00%, 12/20/19 to 12/20/21                        717,735           794,655
   6.75%, 07/01/24                                   1,986,044         2,042,414
   10.36%, 04/20/25                                    305,515           341,898
   6.95%, 07/01/25 to 09/01/26                         358,837           372,735
   5.50%, 02/01/32 to 10/01/33                          29,841            29,594
   Pass Through Ctfs., TBA,
   4.50%, 12/01/21(b)                               10,243,276         9,907,169
   5.00%, 12/01/21(b)                                8,929,320         8,792,590
   5.50%, 12/01/21(b)                               21,618,794        21,639,062
   6.00%, 12/01/21 to 12/01/36(b)                   38,564,741        38,877,131
                                                                   -------------
                                                                     268,042,261
                                                                   -------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------     -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-11.41%
   Pass Through Ctfs.,
   6.00%, 10/15/08 to 08/15/33                    $  5,951,320     $   6,047,085
   6.50%, 10/15/08 to 02/15/36                      26,306,058        27,204,095
   7.00%, 10/15/08 to 05/15/36                       8,094,135         8,389,943
   9.00%, 10/15/08 to 04/15/21                          85,116            90,798
   9.50%, 06/15/09 to 03/15/23                         422,735           456,953
   10.00%, 11/15/09 to 07/15/24                      1,020,679         1,132,790
   11.00%, 12/15/09 to 10/15/15                          7,746             8,349
   12.50%, 11/15/10                                      4,995             5,496
   13.00%, 01/15/11 to 12/15/14                         48,198            54,136
   13.50%, 04/15/11 to 04/15/15                         84,789            95,095
   12.00%, 02/15/13 to 07/15/15                         65,527            73,947
   10.50%, 02/15/16                                      4,053             4,518
   8.50%, 08/20/16 to 04/15/31                       2,019,532         2,167,904
   8.75%, 10/20/16 to 01/20/17                          57,250            60,589
   8.00%, 03/20/17 to 08/15/36                       7,385,011         7,823,303
   6.95%, 07/20/25 to 11/20/26                       2,107,516         2,171,547
   7.50%, 03/15/26 to 08/15/36                       8,164,068         8,512,617
   7.00%, 06/15/32                                      32,561(c)         33,687
   6.00%, 11/15/32 to 07/15/33                         235,008(c)        238,635
                                                                   -------------
                                                                      64,571,487
                                                                   -------------
      Total U.S. Mortgage-Backed Securities
         (Cost $515,219,563)                                         509,788,632
                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES-28.58%(A)

FEDERAL FARM CREDIT BANK-1.32%
Medium Term Notes,
   5.75%, 12/07/28                                   7,000,000         7,477,330
                                                                   -------------
FEDERAL HOME LOAN BANK (FHLB)-9.24%
Unsec. Bonds,
   5.75%, 10/27/10                                  26,500,000        26,558,565
   5.25%, 11/16/15(d)                                2,700,000         2,686,662
   6.35%, 04/13/21                                  15,000,000        15,023,400
Unsec. Global Bonds,
   5.50%, 06/05/09                                   8,000,000         8,021,680
                                                                   -------------
                                                                      52,290,307
                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORP
   (FHLMC)-3.30%
Unsec. Global Notes,
   5.20%, 03/05/19                                  16,000,000        15,674,080
   5.50%, 08/20/19                                   3,000,000         2,995,080
                                                                   -------------
                                                                      18,669,160
                                                                   -------------

AIM Intermediate Government Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-14.00%
Unsec. Notes,
   6.00%, 04/19/13 to 11/17/15                    $ 11,500,000     $  11,495,906
   6.13%, 03/21/16                                   7,000,000         6,987,540
   6.50%, 07/26/16 to 11/25/25                      39,100,000        39,269,367
   6.38%, 12/28/20                                  17,000,000        17,019,040
   6.70%, 04/20/26                                   4,500,000         4,509,270
                                                                   -------------
                                                                      79,281,123
                                                                   -------------
PRIVATE EXPORT FUNDING CORP.-0.72%
Series G, Sec. Gtd. Notes,
   6.67%, 09/15/09                                   3,900,000         4,085,328
                                                                   -------------
      Total U.S. Government Agency Securities
         (Cost $161,370,489)                                         161,803,248
                                                                   -------------
U.S. TREASURY SECURITIES-1.54%(A)
U.S. TREASURY BONDS-1.17%
   7.50%, 11/15/24                                   5,000,000(c)      6,607,050
                                                                   -------------
U.S. TREASURY STRIPS-0.37%
   6.85%, 11/15/18(e)                                3,750,000         2,125,800
                                                                   -------------
      Total U.S. Treasury Securities
         (Cost $8,084,934)                                             8,732,850
                                                                   -------------

                                                     SHARES
                                                  ------------
MONEY MARKET FUNDS-5.19%
Government & Agency Portfolio
   - Institutional Class
   (Cost $29,412,649)(f)                            29,412,649        29,412,649
                                                                   -------------
TOTAL INVESTMENTS-125.36%
   (Cost $714,087,635)                                               709,737,379
OTHER ASSETS LESS LIABILITIES - (25.36)%                            (143,596,381)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 566,140,998
                                                                   =============

Investment Abbreviations:

Ctfs.  -- Certificates

Gtd.   -- Guaranteed

Sec.   -- Secured

STRIPS -- Separately Traded Registered Interest and Principal Security

TBA    -- To Be Announced

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $680,324,730, which represented 120.17% of the Fund's Net Assets. See Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Intermediate Government Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating

AIM Intermediate Government Fund
     expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the Investment Company Act of 1940. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Intermediate Government Fund

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended October 31, 2006.

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                        07/31/06      AT COST         SALES       (DEPRECIATION)     10/31/06     INCOME    GAIN (LOSS)
----                      -----------   -----------   -------------   --------------   -----------   --------   -----------
Government & Agency
Portfolio-Institutional
Class                     $75,379,355   $27,462,857   $(73,429,563)        $--         $29,412,649   $790,121       $--

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2006, $937,569 principal amount of U.S. Treasury and U.S. Government Obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
      CONTRACT                CONTRACTS     COMMITMENT      10/31/06     (DEPRECIATION)
      --------                ---------   -------------   ------------   --------------
U.S. Treasury 2 Year Notes        98      Dec.-06/Long    $ 20,031,813   $    39,567
U.S. Treasury 5 Year Notes       365      Dec.-06/Long      38,530,312       269,986
Subtotal                                                  $ 58,562,125       309,553
U.S. Treasury 10 Year Notes      835      Dec.-06/Short    (90,362,657)     (954,509)
U.S. Treasury 30 Year Bonds       25      Dec.-06/Short     (2,816,406)      (52,016)
                                                          ------------    ----------
Subtotal                                                  $(93,179,063)   (1,006,525)
                                                          ------------    ----------
Total                                                     $(34,616,938)     (696,972)
                                                          ============    ==========

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $64,211,346 and $40,820,893, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                   $3,051,952
Aggregate unrealized (depreciation) of investment securities                 (7,402,208)
Net unrealized appreciation (depreciation) of investment securities

Cost of investments is the same for tax and financial statement purposes. $(4,350,256)

                       AIM LIMITED MATURITY TREASURY FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                       YOUR GOALS.
                                    OUR SOLUTIONS.(R)  (AIM INVESTMENTS(R) LOGO)

AIMINVESTMENTS.COM   LTD-QTR-1 10/06   A I M Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
U.S. TREASURY SECURITIES-99.46%(A)
4.25%                                        11/30/07    $17,400    $ 17,285,856
4.38%                                        12/31/07     17,500      17,401,650
4.38%                                        01/31/08     17,500      17,401,650
4.63%                                        02/29/08     17,500      17,456,250
4.63%                                        03/31/08     17,500      17,456,250
4.88%                                        04/30/08     17,500      17,524,675
4.88%                                        05/31/08     17,500      17,530,100
5.13%                                        06/30/08     17,500      17,606,575
5.00%                                        07/31/08     17,500      17,576,650
4.88%                                        08/31/08     17,400      17,443,500
4.63%                                        09/30/08     17,400      17,372,856
4.88%                                        10/31/08     17,500      17,560,200
                                                                    ------------
TOTAL INVESTMENTS-99.46%
  (Cost $209,552,639)                                                209,616,212
OTHER ASSETS LESS LIABILITIES-0.54%                                    1,132,033
                                                                    ------------
NET ASSETS-100.00%                                                  $210,748,245
                                                                    ============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $209,616,212, which represented 99.46% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Limited Maturity Treasury Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Limited Maturity Treasury Fund

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The aggregate amount of U.S. Treasury obligations purchased and sold by the Fund during the three months ended October 31, 2006 was $57,635,922 and $74,446,637, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 324,411
Aggregate unrealized (depreciation) of investment securities    (283,948)
                                                               ---------
Net unrealized appreciation of investment securities           $  40,463
                                                               =========

Cost of investments for tax purposes is $209,575,749.

                              AIM MONEY MARKET FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                       YOUR GOALS.
                                    OUR SOLUTIONS.(R)  (AIM INVESTMENTS(R) LOGO)

AIMINVESTMENTS.COM   MKT-QTR-1 10/06   A I M Advisors, Inc.

AIM Money Market Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
COMMERCIAL PAPER-43.41%(A)
ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-6.14%
Atlantis One Funding Corp.
   (Acquired 05/16/06; Cost $16,863,550)
   5.09%(b)(c)                               11/13/06    $17,306    $ 17,276,667
   (Acquired 09/25/06; Cost $34,561,878)
   5.24%(b)(c)                               12/20/06     35,000      34,750,372
Fountain Square Commercial Funding Corp.
   (Acquired 08/15/06; Cost $15,512,697)
   5.30%(b)                                  11/13/06     15,721      15,693,226
                                                                    ------------
                                                                      67,720,265
                                                                    ------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-3.62%
Old Line Funding, LLC
   (Acquired 10/11/06; Cost $39,766,222)
   5.26%(b)                                  11/20/06     40,000      39,888,956
                                                                    ------------

ASSET-BACKED SECURITIES - FULLY BACKED-4.99%
Concord Minutemen Capital Co., LLC
   Series A (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   (Acquired 10/13/06; Cost $24,373,476)
   5.22%(b)                                  04/04/07     25,000      24,442,285
   (Acquired 08/30/06; Cost $3,038,736)
   5.27%(b)                                  01/12/07      3,100       3,067,326
Crown Point Capital Co., LLC
   Series A (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   (Acquired 08/16/06; Cost $3,000,876)
   5.29%(b)(c)                               11/17/06      3,042       3,034,848
Govco, Inc.
   (Multi CEP's-Government sponsored
   entities)
   (Acquired 09/19/06; Cost $24,351,042)
   5.25%(b)                                  03/16/07     25,000      24,507,812
                                                                    ------------
                                                                      55,052,271
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-9.39%
Fairway Finance Co., LLC
   (Acquired 08/16/06; Cost $3,942,398)
   5.29%(b)                                  11/22/06    $ 4,000    $  3,987,656
Preferred Receivables Funding Corp.
   (Acquired 10/12/06; Cost $22,863,894)
   5.25%(b)                                  11/10/06     22,961      22,930,864
Ranger Funding Co. LLC
   (Acquired 10/03/06; Cost $56,605,874)
   5.25%(b)                                  12/08/06     57,156      56,847,596
Sheffield Receivables Corp.
   (LOC-Barclays Bank)
   (Acquired 10/06/06; Cost $19,726,356)
   5.24%(b)                                  01/12/07     20,000      19,790,400
                                                                    ------------
                                                                     103,556,516
                                                                    ------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-14.90%
Aquifer Funding Ltd./LLC
   (Acquired 10/04/06; Cost $39,824,000)
   5.28%(b)                                  11/03/06     40,000      39,988,267
Beta Finance Corp./Inc.
   (Acquired 10/20/06; Cost $19,463,500)
   5.22%(b)(c)                               04/23/07     20,000      19,498,300
Grampian Funding Ltd./LLC
   (Acquired 05/11/06; Cost $29,235,000)
   5.10%(b)(c)                               11/07/06     30,000      29,974,500
Grenadier Funding Ltd./Corp.
   (Acquired 09/27/06; Cost $24,693,167)
   5.26%(b)                                  12/22/06     25,000      24,813,708
Liberty Harbour CDO Ltd./Inc.
   Series 05-01 (Acquired 10/03/06;
   Cost $49,743,333) 5.28%(b)                11/08/06     50,000      49,948,667
                                                                    ------------
                                                                     164,223,442
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.86%
Bear, Stearns & Co., Inc.
   5.24%                                     12/05/06      9,550       9,502,738

AIM Money Market Fund

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
LETTER OF CREDIT ENHANCED-0.98%
Alabama (State of)
   Industrial Development Authority
   (Commscope Project); Taxable Series
   1995 Notes (LOC-Wachovia Bank,
   N.A.) 5.32%(d)                            11/21/06    $10,800    $ 10,800,000

REGIONAL BANKS-2.53%
Bank of Ireland
   (Acquired 06/06/06; Cost $27,320,432)
   5.17%(b)(c)                               11/22/06     28,000      27,915,557
                                                                    ------------
      Total Commercial Paper
         (Cost $478,659,745)                                         478,659,745
                                                                    ------------
VARIABLE RATE DEMAND NOTES-11.33%(E)

INSURED-3.03%(F)
Aerospace Corp.;
   Series 2006, Bonds (INS-Financial
   Guaranty Insurance Co.)
   (Acquired 05/16/06; Cost $25,000,000)
   5.31%(b)(g)(h)                            06/01/36     25,000      25,000,000
Michigan (State of)
   Housing Development Authority;
   Series 2000 C, Taxable RB (INS-MBIA
   Insurance Corp.) 5.36%(g)(h)              12/01/20      6,405       6,405,000
Texas (State of) Coastal Bend Health
   Facilities Development Corp. (Christus
   Health Obligation Group)
   Sub-Series 2005 B-1, Taxable RB
   (INS-Ambac Assurance Corp.) 5.31%(g)(h)   07/01/22      2,000       2,000,000
                                                                    ------------
                                                                      33,405,000
                                                                    ------------
LETTER OF CREDIT ENHANCED-8.30%(D)
ABAG Finance Authority for Nonprofit
   Corporations (YMCA of San Francisco);
   Series 2004 A, Refunding Taxable RB
   (LOC-Wells Fargo Bank, N.A.)
   5.31%(g)(h)                               10/01/29      9,010       9,010,000
Athens-Clarke (County of), Georgia
   Industrial Development Authority
   (Allen Properties, Inc. Project);
   Series 2003, Taxable RB (LOC-SunTrust
   Bank) 5.30%(g)(h)                         12/01/24      6,990       6,990,000

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
LETTER OF CREDIT ENHANCED(D)-(CONTINUED)
Chula Vista (City of),
   California (Teresina Apartments);
   Series 2006 A, Refunding Multi-Family
   Housing Taxable RB (LOC-Federal
   National Mortgage Association)
   5.30%(g)(h)                               05/15/36    $ 5,000    $  5,000,000
District of Columbia,
   Washington (National Association of
   Realtors);
   Series 2003 B, Taxable RB (LOC-SunTrust
   Bank) 5.30%(g)(h)                         04/01/24      9,000       9,000,000
EagleBend Affordable Housing Corp.,
   Colorado (Multi-Family Housing
   Project);
   Series 2006 A, Refunding Taxable Conv.
   RB (LOC-U.S. Bank, N.A.) 5.32%(g)(h)      07/01/21      4,380       4,380,000
FE, LLC;
   Series A, Loan Program Notes (LOC-Fifth
   Third Bank) 5.33%(h)                      04/01/28      6,760       6,760,000
Food Supply Inc.;
   Notes (LOC-SunTrust Bank) 5.30%(g)(h)     05/01/24      4,135       4,135,000
Los Lunas (City of),
   New Mexico (Fresenius Medical Care
   Project);
   Series 2005, Refunding Taxable IDR
   (LOC-Wells Fargo Bank, N.A.)
   5.37%(g)(h)                               02/01/25      1,200       1,200,000
Massachusetts (State of) Housing Finance
   Authority (Avalon at Crane Brook
   Project);
   Series 2006 A, Taxable RB (LOC-JPMorgan
   Chase Bank, N.A.) 5.33%(h)                04/01/36     11,945      11,945,000
Miami-Dade (County of), Florida Industrial
   Development Authority (Dolphins
   Stadium);
   Series 2000, Taxable IDR (LOC-Societe
   Generale S.A.) 5.35%(c)(h)                07/01/22        100         100,000
Mississippi (State of) Business Finance
   Corp. (Viking Range Corp. Project);
   Series 2000, Taxable IDR (LOC-Bank of
   America, N.A.) 5.39%(h)                   06/01/15     10,690      10,690,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
LETTER OF CREDIT ENHANCED(D)-(CONTINUED)
Parma (City of), Ohio Economic Development
   (PRL Corp.);
   Series 2006, RB (LOC-JPMorgan Chase
   Bank, N.A.) 5.32%(g)(h)                   11/01/30    $ 9,140    $  9,140,000
Seattle Art Museum, Washington;
   Series 2005, Taxable RB (LOC-Allied
   Irish Banks PLC) 5.30%(c)(g)(h)           07/01/33      3,900       3,900,000
Thomasville (City of), Georgia Payroll
   Development Authority (American Fresh
   Foods L.P.);
   Series 2005 B, Taxable RB (LOC-Wachovia
   Bank, N.A.) 5.37%(g)(h)                   09/01/17      2,500       2,500,000
Ward (County of), North Dakota Health Care
   Facility (Trinity Obligation Group);
   Series 2002 B, Taxable RB (LOC-U.S.
   Bank, N.A.) 5.35%(g)(h)                   07/01/31      6,800       6,800,000
                                                                    ------------
                                                                      91,550,000
                                                                    ------------
      Total Variable Rate Demand Notes
         (Cost $124,955,000)                                         124,955,000
                                                                    ------------
ASSET-BACKED SECURITIES-6.72%

FULLY BACKED-4.91%
RACERS Trust;
   Series 2004-6-MM, Floating Rate Notes
   (CEP-Lehman Brothers Holdings Inc.)
   (Acquired 04/13/04; Cost $30,000,000)
   5.34%(b)(h)                               04/22/07     30,000      30,000,000
Wachovia Asset Securitization Issuance, LLC
   Series 2004-HM2A, Class AMM, Putable
   Floating Rate Bonds (CEP-Ambac
   Assurance Corp.) (Acquired 09/07/05;
   Cost $24,086,868) 5.31%(b)(h)(i)          12/25/34     24,087      24,086,867
                                                                    ------------
                                                                      54,086,867
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
STRUCTURED-1.81%
Paragon Mortgages PLC;
   (United Kingdom) Series 13A, Class A1,
   Floating Rate Bonds (Acquired 10/20/06;
   Cost $10,000,000) 5.30%(b)(h)             07/15/07    $10,000    $ 10,000,000
Permanent Financing PLC;
   (United Kingdom)
   Series 9A, Class 1A, Floating Rate
   Bonds (Acquired 03/15/06; Cost
   $10,000,000) 5.29%(b)(c)(h)               03/10/07     10,000      10,000,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------
      Total Asset-Backed Securities
         (Cost $74,086,867)                                           74,086,867
                                                                    ------------
MASTER NOTE AGREEMENT-4.99%
Merrill Lynch Mortgage Capital, Inc.
   (Acquired 08/22/06; Cost $55,000,000)
   5.44%(b)(g)(h)(j)                         12/06/06     55,000      55,000,000

CERTIFICATES OF DEPOSIT-4.90%
Barclays Bank PLC
   5.45%                                     06/12/07     10,000      10,000,000
Svenska Handelsbanken A.B.
   4.77%                                     12/19/06     24,000      24,000,000
   4.95%                                     02/07/07     20,000      20,000,000
                                                                    ------------
      Total Certificates of Deposit
         (Cost $54,000,000)                                           54,000,000
                                                                    ------------
MEDIUM-TERM NOTES-2.99%
Credit Agricole S.A.
   Floating Rate MTN (Acquired 06/23/06;
   Cost $10,000,000) 5.34%(b)(c)(h)          11/24/07     10,000      10,000,000
Societe Generale S.A.,
   Unsec. Floating Rate MTN (Acquired
   10/26/05; Cost $23,000,000)
   5.29%(b)(c)(h)                            11/02/07     23,000      23,000,000
                                                                    ------------
      Total Medium-Term Notes
         (Cost $33,000,000)                                           33,000,000
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

                                                        PRINCIPAL
                                                          AMOUNT
                                             MATURITY     (000)         VALUE
                                             --------   ---------   ------------
FUNDING AGREEMENTS-1.99%
MetLife Insurance Co. of Connecticut
   (Acquired 10/13/06; Cost $12,000,000)
   5.43%(b)(h)(k)                            10/12/07    $12,000    $ 12,000,000
New York Life Insurance Co.
   (Acquired 04/05/06; Cost $10,000,000)
   5.43%(b)(h)(k)                            04/05/07     10,000      10,000,000
                                                                    ------------
      Total Funding Agreements
         (Cost $22,000,000)                                           22,000,000
                                                                    ------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-76.33%
   (Cost $841,701,612)                                               841,701,612
                                                                    ------------

                                                     REPURCHASE
                                                       AMOUNT
                                                    -----------
REPURCHASE AGREEMENTS-23.49%(L)
Banc of America Securities LLC, Agreement dated
   10/31/06, maturing value $50,007,444
   (collateralized by Corporate obligations
   valued at $52,500,001; 0%-7.00%,
   02/01/08-11/15/35) 5.36%, 11/01/06                50,007,444       50,000,000
Barclays Capital Inc., Joint agreement dated
   10/31/06, aggregate maturing value
   $500,073,750 (collateralized by U.S.
   Government Agency obligations valued at
   $510,000,000; 4.50%-6.65%, 04/01/20-10/01/36)
   5.31%, 11/01/06                                  109,002,800      108,987,724
BNP Paribas Securities Corp., Agreement dated
   10/31/06, aggregate maturing value $50,007,462
   (collateralized by Corporate obligations
   valued at $52,500,001; 0%-6.63%,
   05/15/11-07/25/36) 5.37%, 11/01/06(c)             50,007,462       50,000,000
Deutsche Bank Securities Inc., Agreement dated
   10/31/06, maturing value $50,007,462
   (collateralized by Corporate obligations
   valued at $52,500,001; 5.50%-9.62%,
   01/25/35-10/12/38) 5.37%, 11/01/06(c)             50,007,462       50,000,000
                                                                  --------------
      Total Repurchase Agreements
         (Cost $258,987,724)                                         258,987,724
                                                                  --------------
TOTAL INVESTMENTS(m)(n)-99.82%
   (Cost $1,100,689,336)                                           1,100,689,336
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.18%                                    1,983,054
                                                                  --------------
NET ASSETS-100.00%                                                $1,102,672,390
                                                                  --------------

Investment Abbreviations:

CEP      --  Credit Enhancement Provider
Conv.    --  Convertible
IDR      --  Industrial Development Revenue Bonds
INS      --  Insurer
LOC      --  Letter of Credit
MTN      --  Medium-Term Notes
RACERS   --  Restructured Asset Certificates with Enhanced ReturnS(SM)
RB       --  Revenue Bonds
Unsec.   --  Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $667,443,874, which represented 60.53% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 7.54%; Netherlands: 6.53%; other countries less than 5%: 12.18%.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $22,000,000, which represented 2.00% of the Fund's Net Assets.

(l)  Principal amount equals value at period end. See Note 1D.

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                      Percentage
--------                      ----------
Bank of America, N.A.             5.5%
Ranger Funding Co. LLC            5.2
Other Entities Less than 5%      79.3

(n)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                             AIM MUNICIPAL BOND FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   MBD-QTR-1 10/06   A I M Advisors, Inc.

AIM Municipal Bond Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-98.82%

ALABAMA-2.07%
Alabama (State of) Public
   School & College Authority;
   Series 1999 C, Capital
   Improvement RB
   5.75%, 07/01/17 (b)                   AA       Aa2      $1,400   $  1,490,328
Baldwin (County of); Series
   2006 A, Unlimited Tax Wts.
   GO (INS-XL Capital Assurance
   Inc.)
   5.00%, 01/01/21 (b)(c)               AAA       Aaa       1,490      1,604,447
Birmingham (City of) Special
   Care Facilities Financing
   Authority (Children's
   Hospital of Alabama); Series
   2002, Health Care Facility
   RB (INS-Ambac Assurance Corp.)
   5.38%, 06/01/23 (b)(c)               AAA       Aaa       1,500      1,602,930
Courtland (City of) Industrial
   Development Board (Champion
   International Corp.
   Project); Series 1996,
   Refunding Environmental
   Improvement RB
   6.40%, 11/01/26 (b)(d)                --      Baa3       2,315      2,361,300
Jefferson (County of);
   Series 2000,
   School Limited Tax Wts. GO
   (INS-Financial Security
   Assurance Inc.)
   5.50%, 02/15/20(b)(c)                AAA       Aaa       1,250      1,318,100
   Series 2001 A
   Capital Improvement Sewer
   Wts. RB
   5.00%, 02/01/11(b)(e)(f)             AAA       Aaa         775        824,600
Lauderdale (County of) &
   Florence (City of) Health
   Care Authority (Coffee
   Health Group); Series 2000
   A, RB (INS-MBIA Insurance Corp.)
   6.00%, 07/01/29 (b)(c)               AAA       Aaa       1,000      1,089,740
University of Alabama; Series
   2004 A, RB (INS-MBIA
   Insurance Corp.)
   5.00%, 07/01/29 (b)(c)               AAA       Aaa       1,000      1,055,910
                                                                    ------------
                                                                      11,347,355
                                                                    ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
ALASKA-0.39%
Alaska (State of) Housing
   Finance Corp. (State
   Building Lease); Series
   1999, RB
   5.75%, 04/01/10 (b)(e)(f)            AAA       Aaa      $2,000   $  2,141,440

AMERICAN SAMOA-0.24%
American Samoa (Territory of);
   Series 2000, Refunding
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   6.00%, 09/01/08 (b)(c)                A         --       1,280      1,319,130

ARIZONA-0.20%
Phoenix (City of) Civic
   Improvement Corp. (Waste
   Water System); Series 2000,
   Jr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.70%, 07/01/08 (b)(c)               AAA       Aaa       1,055      1,091,566

ARKANSAS-0.29%
North Little Rock (City of)
   Health Facilities Board
   (Baptist Health); Series
   2001, Health Care RB
   5.70%, 07/01/22 (b)                  A+         --         500        521,090
Van Buren (County of); Series
   2000, Refunding
   Construction Sales & Use Tax
   RB (INS-Ambac Assurance Corp.)
   5.60%, 12/01/25 (b)(c)               --        Aaa       1,000      1,072,450
                                                                    ------------
                                                                       1,593,540
                                                                    ------------
CALIFORNIA-4.44%
ABAG Finance Authority for
   Non-Profit Corps. (Lincoln
   Glen Manor for Senior
   Citizens); Series 2000, COP
   (CEP-Cal-Mortgage)
   6.10%, 02/15/25 (b)                  A+         --       1,000      1,041,470
ABAG Finance Authority for
   Non-Profit Corps. (Lytton
   Gardens Inc.); Series 1999,
   COP (CEP-Cal-Mortgage)
   6.00%, 02/15/19 (b)                  A+         --       1,585      1,648,955

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
CALIFORNIA-(CONTINUED)
ABAG Finance Authority for
   Non-Profit Corps. (Odd
   Fellows Home of California);
   Series 1999, COP
   (CEP-Cal-Mortgage)
   6.00%, 08/15/24 (b)                   A+        --      $1,000   $  1,028,350
Bell (City of) Community
   Housing Authority; Series
   2005, Refunding Lease RB
   (INS-Ambac Assurance Corp.)
   5.00%, 10/01/30 (b)(c)               AAA        --       1,000      1,050,570
Big Bear Lake (City of); Series
   1996, Refunding Water RB
   (INS-MBIA Insurance Corp.)
   6.00%, 04/01/22 (b)(c)               AAA       Aaa       2,000      2,371,800
California (State of); Series
   2003, Unlimited Tax GO
   (INS-Ambac Assurance Corp.)
   5.00%, 02/01/33 (b)(c)               AAA       Aaa       2,445      2,561,626
California (State of)
   Department of Water
   Resources; Series 2002 A,
   Power Supply RB
   5.38%, 05/01/12 (b)(e)(f)            NRR       Aaa       1,000      1,103,360
California (State of)
   Educational Facilities
   Authority (Fresno Pacific
   University); Series 2000 A,
   RB
   6.05%, 03/01/11 (b)                   --      Baa3       1,350      1,451,547
California State University
   (Systemwise); Series 2005 A,
   RB (INS-Ambac Assurance Corp.)
   5.00%, 11/01/25 (b)(c)               AAA       Aaa       2,100      2,245,299
Dinuba (City of) Redevelopment
   Agency (Merged City
   Redevelopment Project No. 2);
   Series 2006,
   TAN (INS-Ambac Assurance Corp.)
   4.25%, 09/01/26(b)(c)                AAA       Aaa       1,000        985,450
   Series 2005
   TAN (INS-Ambac Assurance Corp.)
   5.00%, 09/01/34(b)(c)                AAA       Aaa       1,000      1,044,180
   Series 2006
   TAN (INS-Ambac Assurance Corp.)
   5.00%, 09/01/36(b)(c)                AAA       Aaa       1,000      1,055,570
El Centro (City of) Financing
   Authority; Series 2006 A,
   Water RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 10/01/26 (b)(c)               AAA       Aaa       2,000      2,136,920

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
CALIFORNIA-(CONTINUED)
Foothill/Eastern Corridor
   Agency (California Toll Road
   Project); Series 1995 A, Sr
   Lien RB
   6.00%, 01/01/10 (b)(e)(f)            AAA       Aaa      $  400   $    430,528
Montclair (City of) Financing
   Authority (Public Facilities
   Project); Series 2005, Lease
   RB (INS-Ambac Assurance Corp.)
   4.60%, 10/01/25 (b)(c)               AAA        --       1,150      1,178,313
Sacramento (City of) Financing
   Authority (Convention Center
   Hotel Project); Series 1999
   A, Sr. RB
   6.25%, 01/01/30 (b)(g)                --        --         750        779,895
Saugus (City of) Union School
   District; Series 2005 B,
   Unlimited Tax GO
   5.00%, 08/01/15 (b)(e)(f)            AAA       Aaa       2,000      2,213,100
                                                                    ------------
                                                                      24,326,933
                                                                    ------------
COLORADO-4.01%
Aurora (City of); Series 2000,
   Public Improvement COP
   5.50%, 12/01/10 (b)(e)(f)            AAA       Aaa       3,330      3,577,019
Boulder (County of); Series
   2005 A, Open Space Capital
   Improvement Trust Fund RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/01/24 (b)(c)               AAA       Aaa       4,145      4,439,917
Colorado (State of) E-470
   Public Highway Authority;
   Series 2000 A, Sr. RB
   5.75%, 09/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,090,620
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Charter
   School-Peak to Peak
   Project); Series 2004,
   Refunding & Improvement RB
   (INS-XL Capital Assurance Inc.)
   5.25%, 08/15/24 (b)(c)               AAA       Aaa       1,000      1,090,520
Colorado (State of) Health
   Facilities Authority
   (Exempla Inc.); Series 2002 A RB
   5.50%, 01/01/23(b)                    A-        A1       2,850      3,030,861
   5.63%, 01/01/33(b)                    A-        A1       2,000      2,119,320

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
COLORADO-(CONTINUED)
Denver (City of) Health &
   Hospital Authority; Series
   2004 A, Refunding Health
   Care RB
   6.25%, 12/01/33 (b)                  BBB      Baa3      $  750   $    833,745
Meridian Metropolitan District;
   Series 2001 B, Refunding &
   Improvement Unlimited Tax GO
   (INS-Radian Asset Assurance,
   Inc.)
   5.00%, 12/01/25 (b)(c)                AA        --       1,000      1,031,590
MidCities Metropolitan District
   No. 2; Series 2006,
   Refunding & Improvement
   Unlimited Tax GO (INS-Radian
   Asset Assurance, Inc.)
   5.13%, 12/01/30 (b)(c)                AA        --       2,000      2,120,280
Northwest Parkway Public
   Highway Authority; Series
   2001 A, Sr. RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/15/41 (b)(c)               AAA       Aaa       1,000      1,066,210
Superior (City of) Metropolitan
   District No. 1; Series 2006,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 12/01/23 (b)(c)               AAA       Aaa       1,450      1,559,432
                                                                    ------------
                                                                      21,959,514
                                                                    ------------
CONNECTICUT-2.69%
Connecticut (State of) (Bradley
   International Airport);
   Series 2000 A, Special
   Obligation Parking RB
   (INS-ACA Financial Guaranty
   Corp.)
   6.60%, 07/01/24 (b)(c)(d)              A        --       1,250      1,370,838
Connecticut (State of)
   (Transportation
   Infrastructure);
   Series 1991 B,
   Special Obligation Tax RB
   6.50%, 10/01/10(b)                    AA        A1         530        584,770
   6.50%, 10/01/12(b)                    AA        A1       1,500      1,718,535
Connecticut (State of) Area
   Cooperative Educational Services
   (Staff Development/Administration
   Facilities); Series 1999,
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   5.63%, 07/15/19(b)(c)                  A        --       1,060      1,089,404

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
CONNECTICUT-(CONTINUED)
Connecticut (State of) Health &
   Educational Facilities
   Authority (Bridgeport
   Hospital); Series 1992 A, RB
   (INS-MBIA Insurance Corp.)
   6.63%, 07/01/18 (b)(c)               AAA       Aaa      $  500   $    500,555
Connecticut (State of) Health &
   Educational Facilities
   Authority (Loomis Chaffee
   School); Series 2001 D, RB
   5.25%, 07/01/11 (b)(e)(f)            NRR       NRR       1,000      1,079,530
Connecticut (State of) Health &
   Educational Facilities
   Authority (William W. Backus
   Hospital); Series 1997 D, RB
   5.75%, 07/01/07 (b)(e)(f)            AAA       Aaa       1,000      1,034,410
Connecticut (State of) Housing
   Finance Authority (Group
   Home Mortgage); Series 2000
   GH-5, Special Obligation RB
   (INS-Ambac Assurance Corp.)
   5.85%, 06/15/30 (b)(c)               AAA       Aaa         500        530,585
Connecticut (State of) Housing
   Finance Authority (Housing
   Mortgage Finance Program);
   Series 1998 C,
   RB
   5.50%, 11/15/35(b)(d)                AAA       Aaa       1,775      1,824,594
   Series 1996 G,
   RB
   6.00%, 11/15/27(b)(d)                AAA       Aaa       1,000      1,020,740
   Series 1996 C-1,
   RB
   6.30%, 11/15/17(b)                   AAA       Aaa       1,015      1,044,181
Mansfield (City of); Series
   1990, Unlimited Tax GO
   6.00%, 06/15/07 (b)                   --       Aa3         100        101,495
New Britain (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.00%, 02/01/11 (b)(c)               AAA       Aaa         400        439,432
North Canaan (City of);
   Series 1991,
   Unlimited Tax GO
   6.50%, 01/15/10(b)                    --        A3         125        135,580
   6.50%, 01/15/11(b)                    --        A3         125        139,366
Somers (City of); Series 1990,
   Unlimited Tax GO
   6.00%, 12/01/10 (b)                   --        A1         190        206,543
University of Connecticut;
   Series 2000 A, Student Fee
   RB
   6.00%, 11/15/10 (b)(e)(f)            NRR       NRR       1,325      1,458,520

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
CONNECTICUT-(CONTINUED)
Westbrook (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.40%, 03/15/10 (b)(c)               AAA       Aaa      $  380   $    414,945
                                                                    ------------
                                                                      14,694,023
                                                                    ------------
DELAWARE-0.05%
Delaware (State of) Economic
   Development Authority
   (Osteopathic Hospital
   Association); Series 1993 A,
   RB
   6.75%, 01/01/13 (b)(f)               NRR       Aaa         250        280,172
DISTRICT OF COLUMBIA-0.43%
District of Columbia (George
   Washington University);
   Series 2001 A, RB (INS-MBIA
   Insurance Corp.)
   5.13%, 09/15/31 (b)(c)               AAA       Aaa       1,000      1,045,660
District of Columbia (Gonzaga
   College High School); Series
   1999, RB (INS-Financial
   Security Assurance Inc.)
   5.38%, 07/01/19 (b)(c)               AAA       Aaa       1,055      1,114,133
District of Columbia (Mandarin
   Oriental Hotel Project);
   Series 2002, Tax Increment
   RB (INS-Financial Security
   Assurance Inc.)
   5.25%, 07/01/22 (b)(c)               AAA       Aaa         200        213,900
                                                                    ------------
                                                                       2,373,693
                                                                    ------------
FLORIDA-1.28%
Brevard (County of) School
   Board; Series 2006 A, COP
   (INS-Ambac Assurance Corp.)
   5.00%, 07/01/22 (b)(c)                --       Aaa       1,000      1,068,890
Crossings at Fleming Island
   Community Development
   District; Series 2000 B,
   Refunding Special Assessment
   RB (INS-MBIA Insurance Corp.)
   5.80%, 05/01/16 (b)(c)               AAA       Aaa       1,000      1,077,380
Jacksonville (City of) Health
   Facilities Authority
   (Ascension Health Credit
   Group); Series 2002 A, RB
   5.25%, 11/15/32 (b)                   AA       Aa2       1,500      1,592,220

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
FLORIDA-(CONTINUED)
Miami-Dade (County of) (Miami
   International Airport);
   Series 2000 B, Aviation RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.75%, 10/01/29 (b)(c)               AAA       Aaa      $2,000   $  2,166,040
Sunrise (City of) Utility
   System; Series 1998,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 10/01/28 (b)(c)               AAA       Aaa       1,000      1,084,110
                                                                    ------------
                                                                       6,988,640
                                                                    ------------
GEORGIA-0.79%
Gilmer (County of) Building
   Authority (Courthouse
   Project); Series 2005 A, RB
   (INS-XL Capital Assurance
   Inc.)
   5.00%, 04/01/29 (b)(c)               AAA       Aaa       2,000      2,122,500
Gwinnett (County of) Water &
   Sewer Authority; Series
   2002, RB
   5.25%, 08/01/12 (b)(e)(f)            AAA       Aaa       2,000      2,177,340
                                                                    ------------
                                                                       4,299,840
                                                                    ------------
ILLINOIS-6.58%
Bellwood (City of); Series
   2002, Unlimited Tax GO
   5.25%, 12/01/12 (b)(e)(f)            NRR       Aaa       1,000      1,091,600
Chicago (City of) (Cottage View
   Terrace Apartments); Series
   2000 A, FHA/GNMA
   Collateralized Multi-Family
   Housing RB (CEP-GNMA)
   6.13%, 02/20/42 (b)(d)               AAA        --       1,550      1,626,678
Chicago (City of);
   Series 2001 A,
   Project & Refunding
   Unlimited Tax GO
   5.25%, 01/01/11(b)(e)(f)             AAA       Aaa          65         69,850
   Series 2001,
   Special Transportation RB
   5.25%, 01/01/27(b)(e)(f)             AAA       Aaa       1,000      1,058,670
   Series 2001 A,
   Project & Refunding
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.25%, 01/01/33(b)(c)                AAA       Aaa       3,875      4,077,934
   Series 2000 C,
   Project & Refunding
   Unlimited Tax GO
   5.50%, 07/01/10(b)(e)(f)             AAA       Aaa       1,755      1,888,117
   Series 2000 C

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
   Project & Refunding
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.50%, 01/01/40(b)(c)                AAA       Aaa      $  995   $  1,060,571
Cook (County of); Series 2004
   B, Capital Improvement
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 11/15/29 (b)(c)               AAA       Aaa       1,000      1,056,850
Freeport (City of); Series
   2000, Sewer System
   Improvements Unlimited Tax
   GO
   6.00%, 12/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,099,680
Illinois (State of) Department
   of Central Management
   Services; Series 1999, COP
   (INS-MBIA Insurance Corp.)
   5.85%, 07/01/19 (b)(c)               AAA       Aaa       1,750      1,864,397
Illinois (State of) Development
   Finance Authority (Adventist
   Health Systems Project);
   Series 1997 A, RB (INS-MBIA
   Insurance Corp.)
   6.00%, 11/15/11 (b)(c)               AAA       Aaa       2,500      2,733,175
Illinois (State of) Educational
   Facilities Authority
   (Northwestern University);
   Series 1997, Adjustable Rate
   Medium Term RB
   5.25%, 11/01/14 (b)(e)(f)            NRR       Aaa       1,000      1,091,960
Illinois (State of) Educational
   Facilities Authority (Robert
   Morris College);
   Series 2000
   RB (INS-MBIA Insurance Corp.)
   5.75%, 06/01/20(b)(c)                 --       Aaa       1,305      1,333,658
   5.80%, 06/01/30(b)(c)                 --       Aaa       1,000      1,014,750
Illinois (State of) Health
   Facilities Authority
   (Blessing Hospital); Series
   1999 A, RB (INS-Financial
   Security Assurance Inc.)
   6.00%, 11/15/19 (b)(c)               AAA       Aaa       1,000      1,060,690
Illinois (State of) Health
   Facilities Authority
   (Evangelical Hospital Corp.);
   Series 1992 A,
   Refunding RB
   6.25%, 04/15/22(b)(f)                NRR       Aaa       1,000      1,195,430
   Series 1992 C,
   RB
   6.25%, 04/15/22(b)(f)                NRR       NRR       1,150      1,405,323

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Municipal
   Electric Agency; Series
   2006, Power Supply RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 02/01/26 (b)(c)               AAA       Aaa      $4,000   $  4,264,920
Metropolitan Pier & Exposition
   Authority (McCormick Place
   Expansion);
   Series 2002 A
   Capital Appreciation
   Dedicated State Tax RB
   (INS-MBIA Insurance Corp.)
   5.25%, 06/15/42(b)(c)                AAA       Aaa       1,000      1,064,050
   6.97%, 06/15/30(b)(c)(h)             AAA       Aaa       1,000        361,930
Tazewell (County of) Community
   High School District No. 303
   (Pekin);
   Series 1996
   Unlimited Tax GO
   5.63%, 01/01/07(b)(e)(f)             AAA       Aaa       1,275      1,279,309
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.63%, 01/01/14(b)(c)                AAA       Aaa         160        160,499
Will (County of) Joliet School
   District No. 86;
   Series 2000 B
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/20(b)(c)                 --       Aaa       1,680      1,808,268
   5.00%, 03/01/24(b)(c)                 --       Aaa       1,000      1,067,530
Will (County of) New Lenox
   School District No. 122;
   Series 2000 A
   Unlimited Tax GO
   6.50%, 11/01/10(b)(e)(f)             NRR       Aaa          80         88,780
   6.50%, 11/01/10(b)(e)(f)             NRR       Aaa         510        565,973
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   6.50%, 11/01/14(b)(c)                 --       Aaa         575        637,204
                                                                    ------------
                                                                      36,027,796
                                                                    ------------
INDIANA-6.20%
East Allen (County of)
   Multi-School Building Corp.;
   Series 2000, First Mortgage
   RB
   5.75%, 01/15/10 (b)(e)(f)            AAA       Aaa         735        783,922

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
INDIANA-(CONTINUED)
Hancock (County of) & Mount
   Vernon (City of)
   Multi-School Building Corp.;
   Series 2001 A, First
   Mortgage RB (CEP-State Aid
   Withholding)
   5.45%, 07/15/11 (b)(e)(f)            NRR       NRR      $1,000   $  1,082,430
Indiana (State of) Bond Bank;
   Series 2000 A, Special
   Program RB
   5.90%, 02/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,080,920
Indiana (State of)
   Transportation Finance
   Authority;
   Series 2000,
   Highway RB
   5.38%, 12/01/10(b)(e)(f)             NRR       NRR         435        464,367
   Highway RB
   5.38%, 12/01/25(b)                    AA       Aa2       1,565      1,669,432
Indianapolis (City of) Local
   Public Improvement Bond
   Bank (Waterworks Project);
   Series 2002 A, RB
   5.25%, 07/01/12 (b)(e)(f)            AAA       Aaa       1,000      1,085,910
Lafayette (City of); Series
   2002, Sewer RB
   5.15%, 07/01/12 (b)(e)(f)            AAA       Aaa       1,000      1,089,010
Noblesville (City of)
   Redevelopment Authority
   (Lease Rental 146th Street
   Extension Project);
   Series 2006 A,
   Economic Development RB
   5.25%, 08/01/21(b)                    A+        --       1,000      1,079,040
   5.25%, 08/01/25(b)                    A+        --       1,570      1,681,156
Northern Wells (City of)
   Community School Building
   Corp.; Series 2002, First
   Mortgage RB (INS-Financial
   Guaranty Insurance Co.)
   5.40%, 07/15/23 (b)(c)               AAA       Aaa         500        537,180
Petersburg (City of) (Indiana
   Power & Light Co.); Series
   1991, Refunding PCR
   5.75%, 08/01/21 (b)                 BBB-      Baa1       4,000      4,293,720
Petersburg (City of) (Indiana
   Power & Lighting Co.);
   Series 1993 B, Refunding PCR
   (INS-MBIA Insurance Corp.)
   5.40%, 08/01/17 (b)(c)               AAA       Aaa       9,850     11,219,741

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
INDIANA-(CONTINUED)
Rockport (City of) (AEP
   Generating Co.); Series 1995
   A, Refunding PCR (INS-Ambac
   Assurance Corp.)
   4.15%, 07/01/11 (b)(c)(e)            AAA       Aaa      $2,000   $  2,042,740
Rockville (City of) School
   Building Corp.; Series 2006,
   First Mortgage RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 07/15/26 (b)(c)               AAA       Aaa       3,430      3,658,987
St. Joseph (County of) Hospital
   Authority (Memorial Health
   System); Series 2000, Health
   System RB
   5.63%, 02/15/11 (b)(e)(f)            AAA       Aaa       1,000      1,080,480
Wa-Nee Middle School Building
   Corp.; Series 2001, First
   Mortgage Unlimited Tax GO
   5.50%, 07/15/11 (b)(e)(f)            AAA       Aaa       1,000      1,084,570
                                                                    ------------
                                                                      33,933,605
                                                                    ------------
KANSAS-0.33%
Overland Park Development Corp.
   (Overland Park Convention
   Center Hotel Project);
   Series 2001 A, First Tier RB
   7.38%, 01/01/32 (b)(g)                --        --       1,635      1,792,254

LOUISIANA-4.16%
East Baton Rouge (Parish of)
   Sewer Commision;
   Series 2006 A,
   Refunding RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 02/01/25(b)(c)                AAA       Aaa       1,000      1,067,020
   5.00%, 02/01/26(b)(c)                AAA       Aaa       1,000      1,065,440
Jefferson (Parish of) Sales Tax
   District; Series 2005,
   Special Sales Tax RB
   (INS-Ambac Assurance Corp.)
   5.00%, 12/01/21 (b)(c)               AAA       Aaa       1,240      1,332,603
Lafayette (City of); Series
   2000 A, Public Improvement
   Sales Tax RB
   5.50%, 03/01/10 (b)(e)(f)            AAA       Aaa       2,360      2,536,151

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
LOUISIANA-(CONTINUED)
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority
   (Parking Facilities Corp.
   Garage Project); Series 2001
   A, RB (INS-Ambac Assurance Corp.)
   5.20%, 10/01/20 (b)(c)               AAA       Aaa      $1,760   $  1,865,336
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority;
   Series 2000 A,
   Capital Projects & Equipment
   Acquisitions RB (INS-Ambac
   Assurance Corp.)
   6.30%, 07/01/30(b)(c)                AAA       Aaa       2,000      2,392,660
   Capital Projects & Equipment
   Acquisitions RB (INS-ACA
   Financial Guaranty Corp.)
   6.55%, 09/01/25(b)(c)                  A        --       5,290      6,064,297
Louisiana (State of) Public
   Facilities Authority
   (Ochsner Clinic Foundation
   Project); Series 2002 B, RB
   5.50%, 05/15/32 (b)                   --        A3       1,000      1,058,820
Louisiana (State of) Public
   Facilities Authority (Tulane
   University); Series 2002 A,
   RB (INS-Ambac Assurance Corp.)
   5.13%, 07/01/27 (b)(c)               AAA       Aaa       2,100      2,210,901
Ouachita (Parish of) Hospital
   Service District No. 1
   (Glenwood Regional Medical
   Center); Series 1996,
   Refunding Hospital RB
   (INS-Financial Security
   Assurance Inc.)
   5.70%, 05/15/16 (b)(c)               AAA       Aaa       1,000      1,059,880
St. John Baptist (Parish of)
   Sales Tax District;
   Series 1987,
   RB
   7.60%, 01/01/08(b)(f)                NRR       NRR         500        522,585
   7.60%, 01/01/09(b)(f)                NRR       NRR         500        541,020
Tangipahoa (Parish of) Hospital
   Service District No. 1
   (North Oaks Medical Center
   Project); Series 2003 A,
   Refunding Hospital RB
   5.00%, 02/01/25 (b)                    A        --       1,000      1,036,120
                                                                    ------------
                                                                      22,752,833
                                                                    ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
MAINE-0.49%
Maine (State of) Housing
   Authority;
   Series 1997 D-1,
   Mortgage RB
   4.90%, 11/15/07(b)                   AA+       Aa1      $1,300   $  1,313,585
   Series 1999 E-1,
   Mortgage RB
   5.85%, 11/15/20(b)                   AA+       Aa1       1,305      1,346,943
                                                                    ------------
                                                                       2,660,528
                                                                    ------------
MARYLAND-0.19%
Maryland (State of) Health &
   Higher Educational
   Facilities Authority
   (University of Maryland
   Medical System); Series
   2001, RB
   5.25%, 07/01/28 (b)                    A        A3       1,000      1,043,540

MASSACHUSETTS-2.97%
Boston (City of) Water & Sewer
   Commission; Series 1993 A,
   Sr. RB (INS-MBIA Insurance Corp.)
   5.25%, 11/01/19 (b)(c)               AAA       Aaa       5,385      6,108,798
Massachusetts (State of) Bay
   Transportation Authority;
   Series 2002 A, Sr. Sales Tax
   RB
   5.00%, 07/01/12 (b)(e)(f)            AAA       NRR       1,500      1,609,800
Massachusetts (State of)
   Development Finance Agency
   (Boston University); Series
   1999 P, RB
   6.00%, 05/15/59 (b)                 BBB+        A3       5,500      6,662,865
Massachusetts (State of)
   Development Finance Agency
   (College Issue); Series 2003
   B, RB (CEP-XL Capital Ltd.)
   5.25%, 07/01/33 (b)                  AAA       Aaa       1,000      1,070,600
Massachusetts (State of);
   Series 2000 A, Consumer Lien
   Limited Tax GO
   5.75%, 02/01/09 (b)                   AA       Aa2         785        822,067
                                                                    ------------
                                                                      16,274,130
                                                                    ------------
MICHIGAN-5.58%
Allegan (City of) Public School
   District, Series 2000,
   Unlimited Tax GO
   5.75%, 05/01/10 (b)(e)(f)            AAA       Aaa         500        536,190
Almont (City of) Community
   Schools; Series 2002,
   Refunding School Building &
   Site Unlimited Tax GO
   5.00%,11/01/12 (b)(e)(f)             NRR       NRR       1,000      1,077,110

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
MICHIGAN-(CONTINUED)
Bullock Creek School District;
   Series 2000, Unlimited Tax
   GO
   5.50%, 05/01/10 (b)(e)(f)            NRR       NRR      $1,000   $  1,062,540
Caledonia (City of) Community
   Schools;
   Series 2005,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/25(b)(c)                AAA       Aaa       1,000      1,068,450
   Series 2000,
   Unlimited Tax GO
   5.50%, 05/01/10(b)(e)(f)             AAA       Aaa       1,000      1,062,540
Chippewa Valley Schools;
   Series 2005,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/24(b)(c)                AAA       Aaa       1,850      1,969,788
   Series 2002,
   Refunding Unlimited Tax GO
   5.13%, 05/01/27(b)                    AA       Aa2       1,000      1,056,510
Detroit (City of) Water Supply
   System;
   Series 2001 A,
   Sr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.00%, 07/01/30(b)(c)                AAA       Aaa       5,000      5,193,200
   Sr. Lien RB
   5.25%, 07/01/11(b)(e)(f)             AAA       Aaa       1,655      1,772,604
   Sr. Lien RB
   5.25%, 07/01/11(b)(e)(f)             AAA       Aaa       1,845      1,980,202
Jackson (City of) Brownfield
   Redevelopment Authority;
   Series 2002, Tax Increment
   TAN (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 06/01/24 (b)(c)               AAA       Aaa       1,000      1,060,330
Lake Orion (City of) Community
   School District; Series 2000
   A, Unlimited Tax GO
   6.00%, 05/01/10 (b)(e)(f)            AAA       Aaa         500        538,560
Michigan (State of) Hospital
   Finance Authority (Ascension
   Health Credit); Series 1999
   A, RB (INS-MBIA Insurance Corp.)
   5.50%, 11/15/07 (b)(c)               AAA       Aaa       3,000      3,057,570
Michigan (State of) Municipal
   Bond Authority (Drinking
   Water Revolving Fund);
   Series 2000, RB
   5.50%, 10/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,080,070

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
MICHIGAN-(CONTINUED)
Michigan (State of) Public
   Power Agency (Combustion
   Turbine No. 1 Project);
   Series 2001 A, RB (INS-Ambac
   Assurance Corp.)
   5.25%, 01/01/24 (b)(c)               AAA       Aaa      $2,500   $  2,665,900
Newaygo (City of) Public
   Schools; Series 2000,
   Unlimited Tax GO
   5.50%, 05/01/10 (b)(e)(f)            NRR       NRR       1,000      1,062,540
Ypsilanti (City of) School
   District;
   Series 1996,
   Refunding Unlimited Tax GO
   5.75%, 05/01/07(b)(e)(f)             AAA       Aaa       2,100      2,123,478
   5.75%, 05/01/07(b)(e)(f)             AAA       Aaa       2,175      2,199,316
                                                                    ------------
                                                                      30,566,898
                                                                    ------------
MINNESOTA-0.20%
Minneapolis (City of); Series
   2000 A, Parking Ramp
   Unlimited Tax GO
   5.90%, 12/01/20 (b)                  AAA       Aa1       1,000      1,084,110

MISSISSIPPI-1.12%
Mississippi (State of) Higher
   Education Assistance Corp.;
   Sub-Series 1994 C, RB
   (CEP-Gtd. Student Loans)
   7.50%, 09/01/09 (b)(d)                --        A2       5,000      5,061,600
Mississippi (State of) Hospital
   Equipment & Facilities
   Authority (Forrest County
   General Hospital Project);
   Series 2000, RB
   (INS-Financial Security
   Assurance Inc.)
   5.50%, 01/01/27 (b)(c)                --       Aaa       1,000      1,061,840
                                                                    ------------
                                                                       6,123,440
                                                                    ------------
MISSOURI-2.14%
Gladstone (City of); Series
   2006 A, COP (INS-XL Capital
   Assurance Inc.)
   5.00%, 06/01/22 (b)(c)                --       Aaa       1,295      1,392,889
Jasper (County of) Reorganized
   School District No. R-9
   (Missouri Direct Deposit
   Program); Series 2006,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/22 (b)(c)               AAA        --       1,000      1,082,020

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
MISSOURI-(CONTINUED)
Miller (County of) Reorganized
   School District No. 2;
   Series 2006, Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/21 (b)(c)               AAA        --      $1,000   $  1,080,400
Missouri (State of)
   Environmental Improvement &
   Energy Resources Authority
   (State Revolving Fund);
   Series 1995 C, Water PCR
   5.85%, 01/01/10 (b)                   --       Aaa         270        270,921
Missouri (State of) Health &
   Educational Facilities
   Authority (Washington
   University Project); Series
   2001 A, Educational
   Facilities RB
   5.13%, 06/15/41 (b)                  AAA       Aa1       4,000      4,177,520
Missouri (State of) Housing
   Development Commission;
   Series 2001 II, Multi-Family
   Housing RB (CEP-FHA)
   5.38%, 12/01/18 (b)                   AA        --         465        485,822
Missouri (State of) Joint
   Municipal Electric Utility
   Commission (Iatan 2
   Project); Series 2006 A,
   Power Project RB (INS-Ambac
   Assurance Corp.)
   5.00%, 01/01/34 (b)(c)                --       Aaa       1,000      1,062,610
Neosho (City of) Reorganized
   School District No. R 05
   (Direct Deposit Program);
   Series 2006, School Building
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/23 (b)(c)               AAA        --       1,000      1,079,590
North Kansas City (City of)
   School District No. 74
   (Direct Deposit Program);
   Series 2006, Refunding &
   Improvement Unlimited Tax GO
   5.00%, 03/01/25 (b)                  AA+       Aa1       1,000      1,074,230
                                                                    ------------
                                                                      11,706,002
                                                                    ------------
NEBRASKA-0.19%
Omaha (City of) Public Power
   District; Series 2002 A,
   Electric RB
   5.20%, 02/01/10 (b)(e)(f)            NRR       NRR       1,000      1,050,720

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
NEVADA-3.18%
Boulder City (City of) (Boulder
   City Hospital Inc. Project);
   Series 1998, Refunding
   Hospital RB
   5.85%, 01/01/22 (b)(g)                --        --      $  500   $    505,180
Clark (County of) Bond Bank;
   Series 2001, Limited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 06/01/31 (b)(c)               AAA       Aaa       5,000      5,175,350
Clark (County of);
   Series 2001 B,
   Airport Sub.-Lien RB
   5.13%, 07/01/11(b)(e)(f)             AAA       Aaa       2,250      2,402,887
   Series 2004 A-2,
   Airport Sub.-Lien RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 07/01/25(b)(c)                AAA       Aaa       1,000      1,069,470
   5.13%, 07/01/27(b)(c)                AAA       Aaa       1,000      1,066,750
   Series 2001 B,
   Airport Sub.-Lien RB
   5.25%, 07/01/11(b)(e)(f)             AAA       Aaa       1,500      1,609,920
Humboldt (County of) (Sierra
   Pacific Project); Series
   1987, Refunding PCR
   (INS-Ambac Assurance Corp.)
   6.55%, 10/01/13 (b)(c)               AAA       Aaa       3,000      3,096,150
Reno (City of) Redevelopment
   Agency; Series 1995 A,
   Refunding Sub. TAN
   6.00%, 06/01/10 (b)                   --       Ba2       1,185      1,186,529
Truckee Meadows Water
   Authority; Series 2001 A,
   Water RB (INS-Financial
   Security Assurance Inc.)
   5.13%, 07/01/30 (b)(c)               AAA       Aaa       1,250      1,309,738
                                                                    ------------
                                                                      17,421,974
                                                                    ------------
NEW JERSEY-1.68%
New Jersey (State of) Economic
   Development Authority
   (Continental Airlines, Inc.
   Project);
   Series 1999,
   Special Facility RB
   6.40%, 09/15/23(b)(d)                  B      Caa1       1,000      1,039,650
   Series 2000,
   Special Facility RB
   7.00%, 11/15/30(b)(d)                  B      Caa1       4,000      4,266,080
New Jersey (State of) Health
   Care Facilities Financing
   Authority (St. Peters
   University Hospital); Series
   2000 A, RB
   6.88%, 07/01/20 (b)                  BBB      Baa1         500        554,580

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
NEW JERSEY-(CONTINUED)
New Jersey (State of) Tobacco
   Settlement Financing Corp.;
   Series 2002, Asset-Backed RB
   5.38%, 06/01/18 (b)                  BBB      Baa3      $1,500   $  1,555,815
New Jersey (State of)
   Transportation Trust Fund
   Authority;
   Series 1999 A,
   Transportation System RB
   5.50%, 06/15/10(b)(f)                AAA       Aaa       1,440      1,532,952
   5.50%, 06/15/10(b)                   AA-        A1         230        244,205
                                                                    ------------
                                                                       9,193,282
                                                                    ------------
NEW MEXICO-0.62%
New Mexico (State of) Finance
   Authority (Sr. Lien Public
   Project); Series 2006 B,
   Revolving Fund RB (INS-MBIA
   Insurance Corp.)
   5.00%, 06/01/26 (b)(c)               AAA       Aaa       2,000      2,136,420
Santa Fe (City of); Series 2006
   B, Refunding Gross Receipts
   Tax RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 06/01/22 (b)(c)               AAA       Aaa       1,185      1,274,574
                                                                    ------------
                                                                       3,410,994
                                                                    ------------
NEW YORK-5.11%
Metropolitan Transportation
   Authority (Dedicated Tax
   Fund); Series 2000 A, RB
   5.88%, 04/01/10 (b)(e)(f)            AAA       Aaa       1,500      1,612,065
Metropolitan Transportation
   Authority (Service
   Contract); Series 2002 A,
   Refunding RB
   5.13%, 01/01/29 (b)                  AA-        A1       1,000      1,054,880
New York & New Jersey (States
   of) Port Authority
   (Consolidated Ninety-Third);
   Series 1994, RB
   6.13%, 06/01/94 (b)                  AA-        A1       5,250      6,423,165
New York (City of) Municipal
   Water Finance Authority;
   Series 1996 A,
   Water & Sewer System RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.50%, 06/15/24(b)(c)                AAA       Aaa         295        298,634
   Series 1997 B
   Water & Sewer System RB
   5.75%, 06/15/07(b)(e)(f)             NRR       NRR       3,850      3,941,091
   Series 2000 B
   Water & Sewer System RB
   6.00%, 06/15/10(b)(e)(f)             NRR       NRR         935      1,022,638

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
NEW YORK-(CONTINUED)
   Water & Sewer System RB
   6.00%, 06/15/33(b)                   AA+       Aa2      $  565   $    614,132
New York (City of) Triborough
   Bridge & Tunnel Authority;
   Series 1993 B
   General Purpose RB
   5.00%, 01/01/20(b)(f)                AAA       NRR       1,935      2,135,892
   Series 2006 A
   General Purpose RB
   5.00%, 11/15/35(b)                   AA-       Aa2       1,000      1,063,250
   Series 1992 Y
   General Purpose RB
   5.50%, 01/01/17(b)(f)                AAA       NRR       2,900      3,253,655
New York (City of); Series 2005
   K, Unlimited Tax GO
   5.00%, 08/01/22 (b)                  AA-        A1       3,000      3,194,280
New York (City of)Tobacco
   Settlement Asset-Backed
   Bonds Inc.; Series 2006 1,
   RB
   5.00%, 06/01/26 (b)                  BBB        --       2,500      2,555,275
New York (State of)
   Environmental Facilities
   Corp. (State Water Revolving
   Project); Series 1991 E, PCR
   6.88%, 06/15/10 (b)                  AAA       Aaa         785        785,801
                                                                    ------------
                                                                      27,954,758
                                                                    ------------
NORTH CAROLINA-1.01%
Burke (County of); Series 2006
   A, COP (INS-Ambac Assurance Corp.)
   5.00%, 04/01/25 (b)(c)               AAA       Aaa         470        503,116
North Carolina (State of)
   Eastern Municipal Power
   Agency; Series 1993 A, Power
   System RB
   6.13%, 01/01/10 (b)(f)               AAA       Aaa       1,500      1,615,380
North Carolina (State of)
   Housing Finance Agency;
   Series 1996 II, Single
   Family RB (CEP-FHA)
   6.20%, 03/01/16 (b)                   AA       Aa2         210        220,960
North Carolina (State of)
   Municipal Power Agency (No.
   1 Catawba Electric Project);
   Series 1990,
   Refunding RB
   6.50%, 01/01/10(b)(f)                AAA       NRR         260        282,891
   Series 1992
   Refunding RB
   7.25%, 01/01/07(b)                  BBB+        A3       2,890      2,905,866
                                                                    ------------
                                                                       5,528,213
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
OHIO-2.44%
Cincinnati (City of) School
   District, Series 2006,
   Refunding Classroom
   Construction & Improvement
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.25%, 12/01/27 (b)(c)               AAA       Aaa      $1,500   $  1,767,645
Cleveland (City of) Waterworks;
   Series 1993 G, Refunding
   First Mortgage RB (INS-MBIA
   Insurance Corp.)
   5.50%, 01/01/21 (b)(c)               AAA       Aaa       3,300      3,791,139
Cuyahoga (County of); Series
   2003 A, Refunding RB
   5.50%, 01/01/29 (b)                   A+       Aa3       2,000      2,155,620
Greater Cleveland Regional
   Transportation Authority;
   Series 2004, Refunding
   Capital Improvement Limited
   Tax GO (INS-MBIA Insurance
   Corp.)
   5.00%, 12/01/23 (b)(c)                --       Aaa       1,220      1,301,728
Montgomery (County of)
   (Grandview Hospital &
   Medical Center); Series
   1997, Refunding Hospital RB
   5.50%, 12/01/09 (b)(e)(f)            NRR       NRR       1,000      1,055,750
Plain (City of) Local School
   District;
   Series 2000,
   Unlimited Tax GO
   6.00%, 12/01/11(b)(e)(f)             NRR       Aaa         410        452,447
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   6.00%, 12/01/25(b)(c)                 --       Aaa          90         98,442
Stark (County of) Lake Ohio
   Local School District;
   Series 2000, Unlimited Tax
   GO
   5.75%, 12/01/10 (b)(e)(f)            AAA       Aaa       2,500      2,709,000
                                                                    ------------
                                                                      13,331,771
                                                                    ------------
OKLAHOMA-2.94%
Jenks (City of) Aquarium
   Authority; Series 2000,
   First Mortgage RB
   6.00%, 07/01/10 (b)(e)(f)            NRR       Aaa         800        874,304
Mustang (City of) Improvement
   Authority; Series 1999,
   Utility RB
   5.70%, 10/01/09 (b)(e)(f)            NRR       Aaa       1,500      1,616,775
Oklahoma (State of) Development
   Finance Authority (St. John
   Health System);
   Series 1999,

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
OKLAHOMA-(CONTINUED)
   Refunding RB
   5.75%, 02/15/18(b)                    AA       Aa3      $  675   $    717,930
   5.75%, 02/15/25(b)                    AA       Aa3       1,750      1,852,935
Oklahoma (State of) Water
   Resource Board;
   Series 2006 B
   Refunding State Loan Program
   RB
   5.00%, 10/01/19(b)                   AAA        --       1,430      1,561,917
   5.00%, 10/01/20(b)                   AAA        --       1,235      1,344,693
   5.00%, 10/01/21(b)                   AAA        --       1,285      1,395,831
   5.00%, 10/01/22(b)                   AAA        --       1,745      1,891,022
   5.00%, 10/01/23(b)                   AAA        --       1,000      1,081,130
   5.00%, 10/01/24(b)                   AAA        --       1,000      1,079,430
Oklahoma City (City of)
   Airport Trust; Series 2000
   A, Jr. 27th Lien RB
   (INS-Financial Security
   Assurance Inc.)
   5.13%, 07/01/20 (b)(c)               AAA       Aaa       2,575      2,692,240
                                                                    ------------
                                                                      16,108,207
                                                                    ------------
OREGON-1.05%
Clackamas (County of) School
   District No. 7J (Lake
   Oswego); Series 2005,
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/01/23 (b)(c)                --       Aaa       1,920      2,216,352
Klamath Falls (City of)
   Intercommunity Hospital
   Authority (Merle West
   Medical Center Project);
   Series 2006,
   Refunding RB
   4.38%, 09/01/27(b)                   AAA        --       2,000      2,015,000
   4.50%, 09/01/33(b)                   AAA        --       1,500      1,509,405
                                                                    ------------
                                                                       5,740,757
                                                                    ------------
PENNSYLVANIA-1.52%
Allegheny (County of) Higher
   Education Building Authority
   (Carnegie Mellon
   University); Series 2002,
   University RB
   5.25%, 03/01/32 (b)                  AA-        --       1,500      1,586,130
Allegheny (County of) Port
   Authority; Series 1999,
   Special Transportation RB
   6.13%, 03/01/09 (b)(e)(f)            AAA       Aaa       1,000      1,066,890

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
PENNSYLVANIA-(CONTINUED)
Clarion (County of) Industrial
   Development Authority
   (Beverly Enterprises, Inc.
   Project); Series 2001,
   Refunding Health Facilities
   IDR
   (Acquired 02/22/01; Cost
   $755,000)
   7.38%, 12/01/08 (b)(g)(i)             --        --      $  755   $    772,222
East Allegheny (County of)
   School District; Series
   2006, Refunding Unlimited
   Tax GO (INS-XL Capital
   Assurance Inc.)
   4.38%, 04/01/25 (b)(c)               AAA       Aaa       1,000      1,005,310
Norristown (City of) Area
   School District; Series
   2006, Refunding Unlimited
   Tax GO (INS-Financial
   Guaranty Insurance Corp.)
   4.25%, 09/01/24 (b)(c)                --       Aaa       2,830      2,801,926
Pennsylvania (State of)
   Turnpike Commission; Series
   2006 A, Turnpike RB
   (INS-Ambac Assurance Corp.)
   5.00%, 12/01/26 (b)(c)               AAA       Aaa       1,000      1,076,410
                                                                    ------------
                                                                       8,308,888
                                                                    ------------
PUERTO RICO-0.49%
Children's Trust Fund; Series
   2000, Tobacco Settlement RB
   6.00%, 07/01/10 (b)(e)(f)            AAA       NRR       1,000      1,084,080
Government Development Bank for
   Puerto Rico; Series 2006 C,
   Sr. Notes RB
   5.25%, 01/01/15 (b)(d)               BBB      Baa3       1,500      1,607,790
                                                                    ------------
                                                                       2,691,870
                                                                    ------------
RHODE ISLAND-0.24%
Providence (City of) Public
   Building Authority; Series
   2000 A, RB (INS-Financial
   Security Assurance Inc.)
   5.75%, 12/15/16 (b)(c)               AAA       Aaa       1,210      1,318,138

SOUTH CAROLINA-2.40%
Kershaw (County of) Public
   Schools Foundation (Kershaw
   County School District
   Project); Series 2006,
   Installment Purchase RB
   (INS-CIFG Assurance North
   America, Inc.)
   5.00%, 12/01/28 (b)(c)               AAA       Aaa       3,500      3,716,195

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
SOUTH CAROLINA-(CONTINUED)
Myrtle Beach (City of); Series
   2004 A, Hospitality Fee RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.38%, 06/01/24 (b)(c)               AAA       Aaa      $1,150   $  1,265,080
South Carolina (State of) Jobs
   Economic Development
   Authority (Palmetto Health
   Alliance); Series 2000 A,
   Hospital Facilities
   Improvement RB
   7.13%, 12/15/10 (b)(e)(f)            NRR       NRR       1,000      1,147,640
South Carolina (State of) Jobs
   Economic Development
   Authority (Bon Secours-St.
   Francis Medical Center
   Inc.); Series 2002 A,
   Economic Development RB
   5.50%, 11/15/23 (b)                   A-        A3       2,000      2,135,080
South Carolina (State of) Jobs
   Economic Development
   Authority (Palmetto Health
   Alliance); Series 2003 A,
   Refunding Hospital
   Facilities RB
   6.13%, 08/01/23(b)                  BBB+      Baa1       1,500      1,634,850
   6.25%, 08/01/31(b)                  BBB+      Baa1       1,000      1,098,920
South Carolina (State of)
   Transportation
   Infrastructure Bank; Series
   2001 A, RB
   5.00%, 10/01/11 (b)(e)(f)            NRR       Aaa       1,000      1,065,720
Tobacco Settlement Revenue
   Management Authority; Series
   2001 B, Tobacco Settlement
   RB
   6.38%, 05/15/28 (b)                  BBB      Baa3       1,000      1,079,580
                                                                    ------------
                                                                      13,143,065
                                                                    ------------
SOUTH DAKOTA-0.77%
Aberdeen (City of) School
   District No. 6-1; Series
   2000, Unlimited Tax GO
   5.45%, 01/01/11 (b)(e)(f)            AAA       Aaa       3,940      4,230,181

TENNESSEE-1.41%
Knox (County of) First Utility
   District; Series 2006,
   Water & Sewer RB (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/20(b)(c)                 --       Aaa       1,470      1,599,801
   5.00%, 12/01/23(b)(c)                 --       Aaa       1,705      1,842,287

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TENNESSEE-(CONTINUED)
Robertson & Sumner (Counties
   of) White House Utility
   District; Series 2000, Water
   & Sewer RB
   6.00%, 01/01/10 (b)(e)(f)            NRR       Aaa      $1,000   $  1,073,210
Shelby (County of) Health
   Educational & Housing
   Facilities Board (Kirby
   Pines Retirement Community);
   Series 1997 A, Health Care
   Facilities RB
   6.25%, 11/15/16 (b)(g)                --        --       1,000      1,029,000
Tennessee (State of) Energy
   Acquisition Corp.; Series
   2006 A, Gas RB
   5.00%, 09/01/16 (b)                  AA-       Aa3       2,000      2,169,560
                                                                    ------------
                                                                       7,713,858
                                                                    ------------
TEXAS-19.61%
Allen (City of) Independent
   School District;
   Series 2000 A,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.95%, 02/15/10(b)(e)(f)             AAA       Aaa         960      1,030,445
   Series 2000
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.95%, 02/15/25(b)                   AAA       Aaa         640        684,710
Austin (City of); Series 1999,
   Refunding Hotel Occupancy
   Tax Sub.-Lien RB
   5.80%, 11/15/09 (b)(e)(f)            AAA       Aaa       1,000      1,064,150
Bexar (County of) Housing
   Finance Corp. (Dymaxion &
   Marbach Park Apartments);
   Series 2000 A, Multi-Family
   Housing RB (INS-MBIA
   Insurance Corp.)
   6.10%, 08/01/30 (b)(c)                --       Aaa       1,000      1,061,440
Brazos (County of) Health
   Facilities Development Corp.
   (Franciscan Services Corp.
   Obligated Group); Series
   1997 A, RB (INS-MBIA
   Insurance Corp.)
   5.38%, 01/01/22 (b)(c)               AAA       Aaa       1,250      1,287,050
Carroll (City of) Independent
   School District;
   Series 2001,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/15/11(b)(e)(f)             AAA       Aaa         955      1,018,546

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/15/33(b)                   AAA       Aaa      $  395   $    415,188
Cisco (City of) Junior College
   District; Series 2002,
   Refunding Consolidated RB
   (INS-Ambac Assurance Corp.)
   5.25%, 07/01/26 (b)(c)                --       Aaa       1,000      1,063,230
Cleveland (City of) Independent
   School District; Series
   2001, Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.13%, 02/01/31 (b)(f)               AAA       Aaa       2,000      2,077,420
Comal (County of) Independent
   School District;
   Series 2001,
   Refunding School Building
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/01/28(b)                    --       Aaa       2,000      2,105,360
   Series 1999,
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.75%, 08/01/09(b)(e)(f)             NRR       Aaa       1,000      1,055,640
Denton (City of) Utility
   System; Series 2000 A, RB
   5.40%, 12/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,069,240
Duncanville (City of)
   Independent School District;
   Series 2006, Refunding
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   4.63%, 02/15/29 (b)                  AAA       Aaa       1,000      1,013,130
Galena Park (City of)
   Independent School District;
   Series 1996, Refunding
   Capital Appreciation
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   9.29%, 08/15/23 (b)(h)                --       Aaa       2,000        969,720
Grapevine (City of); Series
   2000, Limited Tax GO Ctfs.
   5.88%, 08/15/10 (b)(e)(f)            AAA       Aaa       1,610      1,740,732
Harris (County of) Health
   Facilities Development Corp.
   (Memorial Hermann Health
   Care); Series 2001 A,
   Hospital RB
   6.38%, 06/01/11 (b)(e)(f)            NRR       NRR         750        843,120

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
Harris (County of) Health
   Facilities Development Corp.
   (St. Luke's Episcopal
   Hospital);
   Series 2002,
   RB
   5.13%, 08/15/12(b)(e)(f)             AAA       NRR      $1,000   $  1,076,760
   Series 2001 A,
   RB
   5.38%, 08/15/11(b)(e)(f)             AAA       NRR       1,000      1,076,850
Harris (County of) Health
   Facilities Development Corp.
   (Texas Children's Hospital
   Project); Series 1999 A,
   Hospital RB
   5.25%, 10/01/29 (b)                   AA       Aa2       2,000      2,078,520
Harris (County of)-Houston
   (City of) Sports Authority;
   Series 2001 B, Refunding Jr.
   Lien RB (INS-MBIA Insurance
   Corp.)
   5.25%, 11/15/40 (b)(c)               AAA       Aaa       5,000      5,291,650
Harris (County of); Series
   2002, Refunding Limited Tax
   GO
   5.13%, 08/15/12 (b)(e)(f)            NRR       NRR       2,000      2,153,520
Houston (City of) Airport
   System; Series 2000 B,
   Sub.-Lien RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 07/01/30 (b)(c)               AAA       Aaa       1,000      1,059,640
Houston (City of) Water & Sewer
   System; Series 1997 C, Jr.
   Lien RB
   5.38%, 12/01/07 (b)(e)(f)            AAA       Aaa       2,495      2,567,205
Katy (City of) Independent
   School District; Series
   1999, Limited Tax GO
   (CEP-Texas Permanent School
   Fund)
   6.13%, 02/15/09 (b)(e)(f)            AAA       Aaa       1,500      1,583,895
Keller (City of) Independent
   School District;
   Series 2001
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.25%, 08/15/11(b)(e)(f)             AAA       Aaa       1,775      1,905,764
   5.25%, 08/15/26(b)                   AAA       Aaa         225        238,628
Laredo (City of) Community
   College District;
   Series 2002,
   Limited Tax GO
   5.25%, 08/01/12(b)(e)(f)             AAA       Aaa       1,000      1,085,420
   5.25%, 08/01/12(b)(e)(f)             AAA       Aaa       1,000      1,085,420
Little Elm (City of)
   Independent School District;
   Series 1999,

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.00%, 08/15/09(b)(e)(f)             AAA       NRR      $3,890   $  4,140,205
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.00%, 08/15/35(b)                   AAA        --         110        116,656
   Series 2000
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.13%, 08/15/10(b)(e)(f)             AAA       NRR         980      1,068,180
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.13%, 08/15/35(b)                   AAA        --          20         21,689
Lubbock (City of) Health
   Facilities Development Corp.
   (St. Joseph Health System);
   Series 1998, RB
   5.25%, 07/01/13 (b)                  AA-       Aa3       1,000      1,036,410
Manor (City of) Independent
   School District; Series
   2004, Refunding Unlimited
   Tax GO (CEP-Texas Permanent
   School Fund)
   5.00%, 08/01/27 (b)                  AAA       Aaa       1,000      1,054,390
Montgomery (County of); Series
   2000, Permanent Improvement
   Limited Tax GO
   5.25%, 09/01/10 (b)(e)(f)            AAA       Aaa       1,000      1,059,930
Nacogdoches (City of)
   Independent School District;
   Series 2001, Refunding
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.30%, 02/15/25 (b)(f)               AAA       Aaa       2,765      2,923,988
Northside Independent School
   District; Series 1999 A,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.50%, 08/15/09 (b)(e)(f)            AAA       Aaa       1,000      1,051,190
Nueces River Authority (Corpus
   Christi Lake Project);
   Series 1997, Water Supply
   Facilities RB
   5.50%, 07/15/07 (b)(e)(f)            AAA       Aaa       1,900      1,963,308
Pasadena (City of); Series
   2002, Limited Tax GO Ctfs.
   5.25%, 04/01/11 (b)(e)(f)            AAA       Aaa       2,000      2,136,780

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
Pflugerville (City of)
   Independent School District;
   Series 2000, Unlimited Tax
   GO (CEP-Texas Permanent
   School Fund)
   5.50%, 08/15/10 (b)(e)(f)            AAA       Aaa      $1,615   $  1,724,885
Plano (City of); Series 2000,
   Limited Tax GO
   5.88%, 09/01/10 (b)(e)(f)            AAA       Aaa         850        919,785
Richardson (City of);
   Series 2001
   Limited Tax GO Ctfs.
   5.00%, 02/15/19(b)                   AA+       Aa1       1,720      1,798,019
   Series 2000 A
   Hotel Occupancy Limited Tax
   GO Ctfs.
   5.75%, 02/15/10(b)(e)(f)             AAA       Aaa       2,000      2,134,480
Rockwall (City of) Independent
   School District (School
   Building); Series 2003,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/15/29 (b)                  AAA       Aaa       1,000      1,071,650
San Angelo (City of) Waterworks
   & Sewer System; Series 2001,
   Refunding & Improvement RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 04/01/19 (b)(c)               AAA       Aaa       1,000      1,061,260
San Antonio (City of)
   Independent School District;
   Series 1999, Unlimited Tax
   GO (CEP-Texas Permanent
   School Fund)
   5.50%, 08/15/09 (b)(e)(f)            AAA       Aaa       3,500      3,679,165
San Antonio (City of);
   Series 2000 A,
   Limited Tax GO
   5.38%, 02/01/11(b)(e)(f)             NRR       NRR       1,185      1,268,969
   Series 1999,
   Refunding Water RB
   5.88%, 11/15/09(b)(e)(f)             NRR       NRR       1,000      1,066,290
Schertz-Cibolo-Universal City
   Independent School District;
   Series 2001, Refunding &
   Building Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.13%, 08/01/25 (b)                   --       Aaa       1,535      1,610,215
Southlake (City of); Series
   2004, Refunding Limited Tax
   GO (INS-Ambac Assurance Corp.)
   5.20%, 02/15/26 (b)(c)               AAA       Aaa       1,000      1,066,030

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
Spring Branch (City of)
   Independent School District;
   Series 2000, Limited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.75%, 02/01/10 (b)(e)(f)            AAA       Aaa      $5,000   $  5,332,400
Texas (State of) (Water
   Financial Assistance);
   Series 1999, Unlimited Tax
   GO
   5.50%, 08/01/24 (b)                   AA       Aa1       1,500      1,568,160
Texas (State of) Department of
   Housing & Community Affairs
   (Asmara Affordable Housing
   Inc. Project); Series 1996
   A, Multi-Family Housing RB
   6.30%, 01/01/07 (b)(e)(f)            AAA       NRR         300        307,287
Texas (State of) North Central
   Health Facilities
   Development Corp. (Texas
   Health Resources System);
   Series 1997 B, RB (INS-MBIA
   Insurance Corp.)
   5.75%, 02/15/12 (b)(c)               AAA       Aaa       2,000      2,087,420
Texas (State of) Public
   Property Finance Corp.
   (Mental Health & Mental
   Retardation); Series 1996,
   RB
   6.20%, 09/01/16 (b)                  BBB        --         215        218,272
Texas (State of); Series 2001
   A, Refunding Water
   Development Unlimited Tax GO
   5.25%, 08/01/35 (b)                   AA       Aa1       1,840      1,948,174
Town Center Improvement
   District;
   Series 2001,
   Sales & Hotel Occupancy Tax
   RB (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 03/01/21(b)(c)                AAA       Aaa       2,500      2,620,750
   5.13%, 03/01/23(b)(c)                AAA       Aaa       1,000      1,045,050
   5.25%, 03/01/27(b)(c)                AAA       Aaa       2,800      2,939,944
United Independent School
   District; Series 2000,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.13%, 08/15/26 (b)(f)               AAA       Aaa       1,000      1,052,240
University of Texas Financing
   System; Series 1999 B, RB
   5.70%, 08/15/09 (b)(e)(f)            AAA       Aaa       1,000      1,056,440
Waxahachie (City of)
   Independent School District;
   Series 2002,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
TEXAS-(CONTINUED)
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.25%, 08/15/26(b)                    --       Aaa      $3,400   $  3,605,938
   5.25%, 08/15/30(b)                    --       Aaa       2,890      3,057,273
   5.38%, 08/15/27(b)                    --       Aaa       2,000      2,130,160
West University Place (City of);
   Series 2000,
   Permanent Improvement
   Limited Tax GO
   5.30%, 02/01/10(b)(e)(f)             AAA       Aaa       1,000      1,052,810
   5.35%, 02/01/10(b)(e)(f)             AAA       Aaa       2,150      2,269,519
Ysleta (City of) Independent
   School District Public
   Facilities Corp.; Series
   2001, Refunding Lease RB
   (INS-Ambac Assurance Corp.)
   5.38%, 11/15/24 (b)(c)               AAA       Aaa       1,300      1,352,494
                                                                    ------------
                                                                     107,320,198
                                                                    ------------
UTAH-0.38%
Salt Lake (County of)
   (Westminster College
   Project); Series 1997, RB
   5.75%, 10/01/27 (b)                  BBB        --       1,000      1,027,380
Utah (State of) Housing Finance
   Agency; Sub.-Series 2000
   B-1, Single Family Mortgage
   RB (CEP-FHA/VA)
   6.00%, 07/01/10 (b)(d)               AA-       Aa3          60         60,110
Washington City (City of);
   Series 2003, Sales Tax RB
   (INS-Ambac Assurance Corp.)
   5.00%, 11/15/23 (b)(c)               AAA       Aaa         915        966,579
                                                                    ------------
                                                                       2,054,069
                                                                    ------------
VERMONT-0.20%
Vermont (State of) Educational
   & Health Buildings Financing
   Agency (Fletcher Allen
   Health Care); Series 2000 A,
   Hospital RB (INS-Ambac
   Assurance Corp.)
   6.00%, 12/01/23 (b)(c)               AAA       Aaa       1,000      1,088,160

VIRGINIA-1.69%
Fauquier (County of) Industrial
   Development Authority;
   Series 2002,
   Hospital IDR (CEP-Radian
   Reinsurance Inc.)
   5.25%, 10/01/31(b)                    AA        --       1,000      1,061,720
   5.50%, 10/01/17(b)                    AA        --         500        552,890

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
VIRGINIA-(CONTINUED)
Henrico (County of) Economic
   Development Authority
   (Virginia United Methodist
   Homes); Series 2002 A,
   Refunding Residential Care
   Facility RB
   6.50%, 06/01/22 (b)(g)                --        --      $2,000   $  2,145,480
King George (County of)
   Industrial Development
   Authority; Series 2004,
   Lease RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 03/01/25 (b)(c)               AAA       Aaa       1,100      1,170,653
Norton (City of) Industrial
   Development Authority
   (Norton Community Hospital);
   Series 2001, Refunding &
   Improvement Hospital RB
   (INS-ACA Financial Guaranty
   Corp.)
   6.00%, 12/01/22 (b)(c)                 A        --       1,000      1,072,530
Richmond (City of) Public
   Utilities; Series 2004, RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/15/27 (b)                  AAA       Aaa       1,560      1,663,553
Virginia (State of) Housing
   Development Authority;
   Series 2000 D, RB
   5.70%, 04/01/11 (b)(d)               AA+       Aa1       1,500      1,584,555
                                                                    ------------
                                                                       9,251,381
                                                                    ------------
WASHINGTON-3.07%
King (County of); Series 1999,
   Sewer RB
   5.50%, 01/01/09 (b)(e)(f)            AAA       Aaa       1,000      1,050,080
Klickitat (County of) Public
   Utility District No. 1;
   Series 2006 B
   Refunding Electric RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 12/01/23(b)                    --       Aaa       3,000      3,215,850
   5.00%, 12/01/24(b)                    --       Aaa       2,000      2,142,200
Pierce (County of) White River
   School District No. 416;
   Series 2000, Unlimited Tax
   GO
   5.35%, 12/01/09 (b)                   --       Aa1       1,550      1,628,306
Renton (City of); Series 2006,
   Limited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/28 (b)(c)               AAA       Aaa       2,000      2,135,380
Skagit (County of) Public
   Hospital District No. 001
   (Skagit Valley Hospital);
   Series 2005, RB
   5.38%, 12/01/22 (b)                   --      Baa2         500        526,955

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)         VALUE
                                       ----   -------   ---------   ------------
WASHINGTON-(CONTINUED)
Thurston (County of) School
   District No. 111 (Olympia);
   Series 2005 A, Unlimited Tax
   GO (INS-MBIA Insurance Corp.)
   5.00%, 12/01/22 (b)(c)               AAA       Aaa      $3,725   $  3,994,392
Washington (State of) Health
   Care Facilities Authority
   (Providence Health System
   Project); Series 2001 A, RB
   (INS-MBIA Insurance Corp.)
   5.25%, 10/01/21 (b)(c)               AAA       Aaa       2,000      2,123,220
                                                                    ------------
                                                                      16,816,383
                                                                    ------------
WISCONSIN-1.98%
Adams-Friendship (Cities of)
   School District; Series
   1996, Refunding Unlimited
   Tax GO (INS-Ambac Assurance
   Corp.)
   6.50%, 04/01/15 (b)(c)               AAA       Aaa       1,340      1,594,091
Kimberly (City of) Area School
   District; Series 2005,
   Refunding Unlimited Tax GO
   5.00%, 03/01/24 (b)(e)(f)            NRR       Aaa       2,295      2,512,198
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Sinai Samaritan
   Medical Center Inc.); Series
   1996, RB (INS-MBIA Insurance
   Corp.)
   5.75%, 08/15/16 (b)(c)               AAA       Aaa       1,500      1,531,875
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Sisters of the
   Sorrowful Mother Ministry
   Corp.); Series 1997 A, RB
   (INS-MBIA Insurance Corp.)
   5.90%, 08/15/24 (b)(c)               AAA       Aaa       2,500      2,564,200
Wisconsin (State of); Series
   2000 C, Unlimited Tax GO
   5.50%, 05/01/10 (b)(e)(f)            NRR       NRR       2,500      2,656,350
                                                                    ------------
                                                                      10,858,714
                                                                    ------------
TOTAL INVESTMENTS-98.82%
   (Cost $503,042,969)                                               540,916,563
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-1.18%                                    6,453,213
                                                                    ------------
NET ASSETS-100.00%                                                  $547,369,776
                                                                    ============

Investment Abbreviations:

COP  -- Certificates of Participation

CEP  -- Credit Enhancement Provider

Ctfs. -- Certificates

FHA  -- Federal Housing Administration

GNMA -- Government National Mortgage Association

GO   -- General Obligation Bonds

Gtd. -- Guaranteed

INS  -- Insurer

Jr.  -- Junior

LOC  -- Letter of Credit

NRR  -- Not Re-Rated

PCR  -- Pollution Control Revenue Bonds

RB   -- Revenue Bonds

Sr.  -- Senior

Sub. -- Subordinated

TAN  -- Tax Anticipation Notes

VA   -- Department of Veterans Affairs

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (g) below.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $540,916,563, which represented 98.82% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d)  Security subject to the alternative minimum tax.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at October 31, 2006 represented 0.14% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a

AIM Municipal Bond Fund
greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $40,347,519 and $19,688,120, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $37,806,949
Aggregate unrealized (depreciation) of investment securities          (138)
                                                               -----------
Net unrealized appreciation of investment securities           $37,806,811
                                                               ===========

Cost of investments for tax purposes is $503,109,752.

                              AIM REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   REA-QTR-1 10/06   A I M Advisors, Inc.

AIM Real Estate Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
   & OTHER EQUITY INTERESTS-90.99%
APARTMENTS-15.36%
Archstone-Smith Trust                                 1,032,517   $   62,167,849
AvalonBay Communities, Inc.                              97,100       12,725,926
Boardwalk Real Estate Investment Trust
   (Canada)                                             267,000        8,085,864
Camden Property Trust                                   495,300       39,980,616
Canadian Apartment Properties Real Estate
   Investment Trust (Canada)                            256,200        4,532,050
Education Realty Trust, Inc.                            350,400        5,420,688
Equity Residential                                    1,532,800       83,706,208
Essex Property Trust, Inc.                              336,400       44,835,392
Mid-America Apartment Communities, Inc.                 274,000       17,440,100
                                                                  --------------
                                                                     278,894,693
                                                                  --------------
DEVELOPERS-0.92%
Capitaland Ltd. (Singapore)(a)                        1,072,000        3,746,304
Daikyo Inc. (Japan)(a)(b)                               488,000        2,792,377
Goldcrest Co., Ltd. (Japan)(a)                           55,180        3,004,337
Joint Corp. (Japan)                                      35,400        1,392,319
Sun Hung Kai Properties Ltd. (Hong Kong)                534,000        5,839,724
                                                                  --------------
                                                                      16,775,061
                                                                  --------------
DIVERSIFIED-6.18%
Colonial Properties Trust                               267,700       13,489,403
Hysan Development Co., Ltd. (Hong Kong)               1,570,000        3,956,694
Land Securities Group PLC (United Kingdom)(a)            86,600        3,456,320
Mitsui Fudosan Co., Ltd. (Japan)(a)                     186,000        4,551,288
Sumitomo Realty & Development Co., Ltd.
   (Japan)(a)                                           111,000        3,659,933
TOKYU REIT, Inc. (Japan)(a)                                  76          612,787
Vornado Realty Trust                                    691,200       82,425,600
                                                                  --------------
                                                                     112,152,025
                                                                  --------------
HEALTHCARE-4.98%
Health Care Property Investors, Inc.                  1,091,700       34,279,380
Health Care REIT, Inc.                                  281,300       11,612,064
Senior Housing Properties Trust                         203,900        4,675,427
Ventas, Inc.                                          1,023,600       39,899,928
                                                                  --------------
                                                                      90,466,799
                                                                  --------------
INDUSTRIAL PROPERTIES-7.38%
AMB Property Corp.                                      457,200       26,705,052
Macquire Properties, Inc. (New Zealand)               1,100,000          965,182

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL PROPERTIES-(CONTINUED)
ProLogis                                              1,679,470   $  106,260,067
                                                                  --------------
                                                                     133,930,301
                                                                  --------------
OFFICE PROPERTIES-19.54%
Alexandria Real Estate Equities, Inc.                   206,100       20,548,170
American Financial Realty Trust                         358,300        4,181,361
Boston Properties, Inc.                                 652,800       69,738,624
Brandywine Realty Trust                                 899,257       29,999,214
Capitacommercial Trust (Singapore)                      639,340          887,031
Champion Real Estate Investment Trust
   (Hong Kong)(b)                                     4,773,200        2,369,047
Derwent Valley Holdings PLC (United Kingdom)(a)         196,100        7,413,448
Douglas Emmett, Inc. (b)                                406,900        9,704,565
Equity Office Properties Trust                        1,619,100       68,811,750
Hongkong Land Holdings Ltd. (Hong Kong)(a)            2,078,000        7,799,810
Keppel Land Ltd. (Singapore)(a)                         578,000        2,036,257
Mack-Cali Realty Corp.                                   99,700        5,274,130
Maguire Properties, Inc.                                215,900        9,231,884
Reckson Associates Realty Corp.                         857,600       37,837,312
SL Green Realty Corp.                                   579,400       70,136,370
Tishman Speyer Office Fund (Australia)(a)             2,359,200        4,452,123
Valad Property Group (Australia)(a)                   3,584,300        4,433,266
                                                                  --------------
                                                                     354,854,362
                                                                  --------------
LODGING-RESORTS-9.42%
DiamondRock Hospitality Co.                             740,600       12,493,922
Equity Inns Inc.                                        697,575       11,705,308
Hilton Hotels Corp.                                   1,031,700       29,836,764
Host Hotels & Resorts Inc.                            3,837,497       88,492,681
Orient-Express Hotels Ltd. -Class A (Bermuda)           200,300        7,901,835
Starwood Hotels & Resorts Worldwide, Inc.               343,500       20,520,690
                                                                  --------------
                                                                     170,951,200
                                                                  --------------
REGIONAL MALLS-13.79%
AEON Mall Co., Ltd. (Japan)                              47,600        2,511,132
CapitaMall Trust (Singapore)(a)                       1,152,000        1,913,984
CFS Retail Property Trust (Australia)(a)              2,948,200        4,544,032
Diamond City Co., Ltd (Japan)(a)                         38,600        1,778,667
General Growth Properties, Inc.                       1,154,900       59,939,310
Macerich Co. (The)                                      687,200       55,216,520
Primaris Retail Real Estate Investment
   Trust (Canada)                                       206,500        3,386,181
Simon Property Group, Inc.                            1,160,600      112,694,260
Westfield Group (Australia)(a)                          583,100        8,388,142
                                                                  --------------
                                                                     250,372,228
                                                                  --------------

AIM Real Estate Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
SELF STORAGE FACILITIES-3.02%
Extra Space Storage Inc.                                498,700   $    9,196,028
Public Storage, Inc.                                    507,900       45,563,709
                                                                  --------------
                                                                      54,759,737
                                                                  --------------
SHOPPING CENTERS-10.01%
Capital & Regional PLC (United Kingdom)(a)              384,600        9,409,080
Developers Diversified Realty Corp.                     900,100       54,816,090
Federal Realty Investment Trust                         316,800       25,391,520
Kimco Realty Corp.                                      799,400       35,517,342
Regency Centers Corp.                                   511,200       36,888,192
Suntec Real Estate Investment Trust
   (Singapore)(a)                                     1,390,000        1,382,814
Weingarten Realty Investors                             395,000       18,367,500
                                                                  --------------
                                                                     181,772,538
                                                                  --------------
SPECIALTY PROPERTIES-0.39%
Digital Realty Trust, Inc.                              175,900        5,873,301
Spirit Finance Corp.                                    100,000        1,191,000
                                                                  --------------
                                                                       7,064,301
                                                                  --------------
      Total Real Estate Investment Trusts,
         Common Stocks & Other Equity Interests
         (Cost $1,022,481,736)                                     1,651,993,245
                                                                  --------------
PREFERRED STOCKS-1.19%
APARTMENTS-0.06%
Equity Residential
   Series N, 6.48% Pfd.                                  40,200        1,005,804
                                                                  --------------
DIVERSIFIED-0.15%
iStar Financial Inc.
   Series E, 7.88% Pfd.                                  50,000        1,297,500
Vornado Realty Trust
   Series E, 7.00% Pfd.                                  54,800        1,426,992
                                                                  --------------
                                                                       2,724,492
                                                                  --------------
INDUSTRIAL/OFFICE MIXED-0.30%
Duke Realty Corp.
   Series J, 6.63% Pfd.                                  27,400          688,562
   Series N, 7.25% Pfd.                                 183,800        4,824,750
                                                                  --------------
                                                                       5,513,312
                                                                  --------------
INDUSTRIAL PROPERTIES-0.08%
First Industrial Realty Trust, Inc.
   Series J, 7.25% Pfd.                                  57,300        1,455,420
                                                                  --------------
OFFICE PROPERTIES-0.09%
HRPT Properties Trust
   Series D, $1.63 Conv. Pfd.                            66,200        1,655,000
                                                                  --------------
LODGING-RESORTS-0.25%
Eagle Hospitality Properties Trust, Inc.
   Series A, 8.25% Pfd.                                  36,000          914,400
LaSalle Hotel Properties,
   Series D, 7.50% Pfd.                                  32,000          832,000
   Series E, 8.00% Pfd.                                  72,400        1,882,400

                                                       SHARES          VALUE
                                                     ----------   --------------
LODGING-RESORTS-(CONTINUED)
Sunstone Hotel Investors, Inc.
   Series A, 8.00% Pfd.                                  37,800   $      971,460
                                                                  --------------
                                                                       4,600,260
                                                                  --------------
SELF STORAGE FACILITIES-0.13%
Public Storage, Inc.,
   Series B, 7.13% Pfd.                                  73,100        1,892,559
   Series K, 7.25% Pfd.                                  17,700          459,669
                                                                  --------------
                                                                       2,352,228
                                                                  --------------
SHOPPING CENTERS-0.13%
Developers Divers Realty
   Series H, 7.38% Pfd.                                  18,400          467,360
Regency Centers Corp.
   Series D, 7.25% Pfd.                                  73,100        1,867,705
                                                                  --------------
                                                                       2,335,065
                                                                  --------------
      Total Preferred Stocks
         (Cost $20,898,130)                                           21,641,581
                                                                  --------------
MONEY MARKET FUNDS-8.85%
Liquid Assets Portfolio -Institutional
   Class (c)                                         80,371,596       80,371,596
Premier Portfolio -Institutional Class (c)           80,371,596       80,371,596
                                                                  --------------
      Total Money Market Funds
         (Cost $160,743,192)                                         160,743,192
                                                                  --------------
TOTAL INVESTMENTS-101.03%
   (Cost $1,204,123,058)                                           1,834,378,018
OTHER ASSETS LESS LIABILITIES-(1.03)%                                (18,775,910)
                                                                  --------------
NET ASSETS-100.00%                                                $1,815,602,108
                                                                  ==============

Investment Abbreviations:

Conv. -- Convertible

Pfd.  -- Preferred

REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $75,374,969, which represented 4.15% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Real Estate Fund

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Real Estate Fund

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

                                                                   CHANGE IN
                                                                  UNREALIZED
                       VALUE        PURCHASES      PROCEEDS      APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                  07/31/06       AT COST      FROM SALES    (DEPRECIATION)     10/31/06       INCOME     GAIN (LOSS)
----                -----------   ------------   ------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio-
   Institutional
   Class            $14,134,742   $104,080,074   $(37,843,220)        $--        $ 80,371,596   $  630,253       $--
Premier
   Portfolio-
   Institutional
   Class             14,134,742    104,080,074    (37,843,220)         --          80,371,596      629,790        --
                    -----------   ------------   ------------         ---        ------------   ----------       ---
TOTAL INVESTMENTS
   IN AFFILIATES    $28,269,484   $208,160,148   $(75,686,440)        $--        $160,743,192   $1,260,043       $--
                    ===========   ============   ============         ===        ============   ==========       ===

AIM Real Estate Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $177,470,528 and $238,543,767, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $626,852,990
Aggregate unrealized (depreciation) of investment securities       (215,167)
                                                               ------------
Net unrealized appreciation of investment securities           $626,637,823
                                                               ============

Cost of investments for tax purposes is $1,207,740,195.

                            AIM SHORT TERM BOND FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   STB-QTR-1 10/06   A I M Advisors, Inc.

AIM Short Term Bond Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
BONDS & NOTES-59.61%
APPAREL RETAIL-0.27%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(a)                                      $   470,000     $    474,876
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.65%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Bonds, 7.78%,
   12/01/26 (Acquired 06/12/03; Cost
   $1,789,065)(a)(b)                                  1,500,000        1,563,585
GAMCO Investors, Inc., Sr. Unsec. Unsub.
   Notes, 5.22%, 02/17/07(a)                            580,000          579,298
Mellon Capital II-Series B, Jr. Gtd. Sub.
   Trust Pfd. Bonds, 8.00%, 01/15/27(a)                 700,000          731,437
                                                                    ------------
                                                                       2,874,320
                                                                    ------------
AUTOMOBILE MANUFACTURERS-0.82%
DaimlerChrysler North America Holding
   Corp., Notes, 4.13%, 03/07/07(a)                   1,435,000        1,428,514
                                                                    ------------
BROADCASTING & CABLE TV-5.76%
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(a)                                 2,915,000        2,916,603
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(a)                                 1,393,000        1,393,014
   Sr. Unsec. Notes,
   3.13%, 02/01/07(a)                                   865,000          859,395
Cox Communications, Inc., Medium Term
   Notes, 7.03%, 11/06/06(a)                          1,000,000        1,000,090
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 11/09/05-11/14/05;
   Cost $3,612,560)(a)(b)                             3,500,000        3,521,105
MediaOne Group Inc., Unsec. Gtd. Notes,
   7.30%, 01/15/07(a)                                   325,000          325,871
                                                                    ------------
                                                                      10,016,078
                                                                    ------------
CASINOS & GAMING-3.23%
Caesars Entertainment, Inc., Sr. Unsec
   Notes, 8.50%, 11/15/06(a)                          4,230,000        4,235,372
Harrah's Operating Co., Inc., Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(a)                   1,375,000        1,382,384
                                                                    ------------
                                                                       5,617,756
                                                                    ------------
CONSUMER FINANCE-2.21%
Capital One Capital I, Sub. Floating Rate
   Trust Pfd. Bonds, 7.04%, 02/01/27
   (Acquired 09/15/04-04/12/06; Cost
   $1,853,500)(a)(b)(c)                               1,830,000        1,845,427

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
CONSUMER FINANCE-(CONTINUED)
Ford Motor Credit Co., Sr. Unsec. Notes,
   4.95%, 01/15/08(a)                               $ 2,040,000     $  1,993,957
                                                                    ------------
                                                                       3,839,384
                                                                    ------------
DEPARTMENT STORES-0.50%
JC Penney Corp. Inc., Unsec. Deb., 8.13%,
   04/01/27(a)                                          830,000          861,905
                                                                    ------------
DIVERSIFIED BANKS-3.34%
BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Bonds, 7.75%, 12/15/26(a)               1,200,000        1,251,288
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.53%,
   08/08/07 (Acquired 04/06/06; Cost
   $497,405)(a)(b)(c)                                   500,000          500,180
First Empire Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.23%, 02/01/27(a)                       650,000          681,031
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro
   Bonds, 8.38% (a)(d)                                  300,000          317,783
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15% (a)(d)                 555,000          579,338
Svenska Handelsbanken A.B. (Sweden), Unsec.
   Sub. Notes, 7.13% (Acquired 07/26/06;
   Cost $1,561,346)(a)(b)(d)                          1,550,000        1,567,158
VTB Capital S.A. (Russia), Sr. Floating
   Rate Notes, 6.14%, 09/21/07 (Acquired
   12/14/05; Cost $900,000)(a)(b)(c)                    900,000          902,587
                                                                    ------------
                                                                       5,799,365
                                                                    ------------
DIVERSIFIED CHEMICALS-0.31%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost $543,796)(a)(b)             540,000          546,966
                                                                    ------------
DIVERSIFIED METALS & MINING-0.30%
Reynolds Metals Co., Medium Term Notes,
   7.00%, 05/15/09(a)                                   501,000          512,598
                                                                    ------------
ELECTRIC UTILITIES-0.96%
Baltimore Gas & Electric, Unsec. Notes,
   5.25%, 12/15/06(a)                                   200,000          199,932
Commonwealth Edison Co., Unsec. Notes,
   7.63%, 01/15/07(a)                                   150,000          150,391
FirstEnergy Corp.-Series A, Sr. Unsec.
   Unsub. Global Notes, 5.50%, 11/15/06(a)              314,000          314,000
Northeast Utilities-Series A, Notes, 8.58%,
   12/01/06(a)                                          234,000          234,438

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
ELECTRIC UTILITIES-(CONTINUED)
PP&L Capital Funding Inc.-Series D, Unsec.
   Gtd. Medium Term Notes,
   8.38%, 06/15/07(a)                               $   757,000     $    770,081
                                                                    ------------
                                                                       1,668,842
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.67%
Potash Corp. of Saskatchewan Inc. (Canada),
   Unsec. Unsub. Yankee Notes, 7.13%,
   06/15/07(a)                                        1,160,000        1,171,786
                                                                    ------------
FOOD RETAIL-0.85%
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(a)                                        1,475,000        1,469,012
                                                                    ------------
FOREST PRODUCTS-0.37%
Weyerhaeuser Co., Unsec. Unsub. Global
   Notes, 6.13%, 03/15/07(a)                            643,000          644,428
                                                                    ------------
GAS UTILITIES-0.43%
Consolidated Natural Gas Co.-Series B, Sr.
   Unsec. Unsub. Notes, 5.38%, 11/01/06(a)              747,000          746,873
                                                                    ------------
GOLD-0.26%
Newmont Gold Corp.-Series A1, Pass Through
   Ctfs., 8.91%, 01/05/09(a)                            426,214          443,007
                                                                    ------------
HOME IMPROVEMENT RETAIL-0.17%
Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(a)                                   300,000          300,981
                                                                    ------------
HOMEBUILDING-0.83%
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
   7.50%, 12/01/07(a)                                 1,415,000        1,442,960
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-0.89%
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
   (Acquired 01/25/06-07/18/06; Cost
   $1,561,088)(a)(b)                                  1,533,000        1,542,259
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.41%
Newell Rubbermaid Inc., Unsec. Notes,
   6.00%, 03/15/07(a)                                   710,000          711,022
                                                                    ------------
INDUSTRIAL CONGLOMERATES-0.30%
Tyco International Group S.A. Participation
   Certificate Trust, Unsec. Notes, 4.44%,
   06/15/07 (Acquired 10/26/06; Cost
   $526,094)(a)(b)                                      530,000          527,689
                                                                    ------------
INSURANCE BROKERS-0.94%
Marsh & McLennan Cos., Inc., Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(a)                   1,630,000        1,628,729
                                                                    ------------
INTEGRATED OIL & GAS-2.91%
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(a)                                 2,960,000        2,961,569

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
INTEGRATED OIL & GAS-(CONTINUED)
   Yankee Bonds,
   8.90%, 08/15/28(a)                               $ 2,000,000     $  2,102,500
                                                                    ------------
                                                                       5,064,069
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-3.62%
SBC Communications Capital Corp.-Series D,
   Medium Term Notes, 6.68%, 11/28/07(a)              1,125,000        1,140,311
TCI Communications Financing III, Gtd.
   Trust Pfd. Bonds, 9.65%, 03/31/27(a)               2,075,000        2,210,103
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(a)                                        2,591,000        2,620,097
Verizon Communications Inc., Unsec. Deb.,
   7.90%, 02/01/27(a)                                   308,000          320,425
                                                                    ------------
                                                                       6,290,936
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.11%
Jefferies Group, Inc.-Series B, Sr. Unsec.
   Notes, 7.50%, 08/15/07(a)                            195,000          197,991
                                                                    ------------
LEISURE PRODUCTS-1.04%
Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(a)                                 1,800,000        1,802,304
                                                                    ------------
LIFE & HEALTH INSURANCE-1.14%
Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes, 8.53%  (Acquired
   02/13/06; Cost $1,459,158)(a)(b)(d)                1,360,000        1,437,465
Torchmark Corp., Notes, 6.25%, 12/15/06(a)              540,000          540,400
                                                                    ------------
                                                                       1,977,865
                                                                    ------------
MOVIES & ENTERTAINMENT-0.60%
Time Warner Cos., Inc.,
   Notes,
   8.18%, 08/15/07(a)                                   255,000          260,388
   Unsec. Deb.,
   7.48%, 01/15/08(a)                                   268,000          274,368
Time Warner Inc., Sr. Unsec. Gtd. Global
   Notes, 6.15%, 05/01/07(a)                            500,000          501,440
                                                                    ------------
                                                                       1,036,196
                                                                    ------------
MULTI-UTILITIES-2.36%
Ameren Corp., Bonds, 4.26%, 05/15/07(a)               1,230,000        1,221,894
Nisource Finance Corp., Sr. Unsec. Gtd.
   Notes, 3.20%, 11/01/06(a)                            395,000          394,941
Nisource Inc., Sr. Unsec. Deb., 3.63%,
   11/01/06(a)                                          260,000          259,961
PSI Energy, Inc., Unsec. Deb., 7.85%,
   10/15/07(a)                                          245,000          250,439
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(a)            270,000          268,877
TE Products Pipeline Co., Sr. Unsec. Notes,
   6.45%, 01/15/08(a)                                   160,000          160,005

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
MULTI-UTILITIES-(CONTINUED)
Virginia Electric and Power Co.-Series A,
   Sr. Unsec. Unsub. Notes, 5.38%,
   02/01/07(a)                                      $ 1,545,000     $  1,544,181
                                                                    ------------
                                                                       4,100,298
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-0.06%
Anadarko Petroleum Corp., Sr. Unsec. Notes,
   5.38%, 03/01/07(a)                                   100,000           99,839
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-8.23%
BankAmerica Capital II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Notes, 8.00%,
   12/15/26(a)                                          350,000          365,386
Barnett Capital II, Gtd. Trust Pfd. Bonds,
   7.95%, 12/01/26(a)                                   410,000          427,864
Chase Capital I, Jr. Unsec. Gtd. Sub. Trust
   Pfd. Notes, 7.67%, 12/01/26(a)                       783,000          815,855
Countrywide Capital I, Gtd. Trust Pfd.
   Notes, 8.00%, 12/15/26(a)                            560,000          562,923
Culligan Finance Corp., Medium Term Notes,
   5.35%, 05/15/07 (Acquired 10/24/06; Cost
   $249,600)(a)(b)(e)                                   250,000          249,978
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.09%,
   09/01/07(a)(c)                                       190,000          189,188
JPM Capital Trust I, Gtd. Trust Pfd. Notes,
   7.54%, 01/15/27(a)                                 2,440,000        2,544,505
Mantis Reef Ltd. (Australia), Notes, 4.69%,
   11/14/08 (Acquired 08/11/06; Cost
   $195,854)(a)(b)                                      200,000          196,994
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87%  (Acquired
   06/14/05-07/28/05; Cost
   $1,980,715)(a)(b)(d)                               1,750,000        1,867,915
NB Capital Trust II, Gtd. Sub. Trust Pfd.
   Notes, 7.83%, 12/15/26(a)                            165,000          172,133
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(a)                                   800,000          805,728
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(a)                                 2,190,000        2,313,187
Residential Capital Corp., Sr. Unsec.
   Floating Rate Global Notes, 6.74%,                   940,000          944,981
   06/29/07(a)(c)
St. George Funding Co. LLC (Australia),
   Bonds, 9.49%  (Acquired 10/19/06; Cost
   $428,085)(a)(b)(d)(f)                                405,000          438,024
Textron Financial Corp.-Series E, Floating
   Rate Medium Term Notes, 6.99%,
   12/01/07(a)(c)                                       410,000          414,850
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 6.32%
   (Acquired 12/07/04; Cost
   $2,000,000)(a)(b)(c)(d)                            2,000,000        2,003,616
                                                                    ------------
                                                                      14,313,127
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
PACKAGED FOODS & MEATS-0.03%
General Mills, Inc., Global Notes, 5.13%,
   02/15/07(a)                                      $    45,000     $     44,953
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-2.04%
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.75%, 11/15/06(a)                                   282,000          282,102
   6.45%, 01/15/08(a)                                 1,070,000        1,082,187
Executive Risk Capital Trust-Series B, Gtd.
   Trust Pfd. Bonds, 8.68%, 02/01/27(a)                 920,000          966,294
Oil Insurance Ltd. (Bermuda), Notes, 7.56%
   (Acquired 06/15/06; Cost
   $1,170,000)(a)(b)(d)                               1,170,000        1,222,065
                                                                    ------------
                                                                       3,552,648
                                                                    ------------
PUBLISHING-0.53%
Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
   06/01/07(a)                                          920,000          927,719
                                                                    ------------
RAILROADS-0.43%
Union Pacific Corp., Unsec. Notes, 6.70%,
   12/01/06(a)                                          750,000          750,750
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.92%
Realogy Corp., Sr. Floating Rate Notes,
   6.07%, 10/20/09 (Acquired 10/13/06; Cost
   $600,000)(a)(b)(c)                                   600,000          600,378
Southern Investments UK PLC (United
   Kingdom), Sr. Unsec. Unsub. Yankee
   Notes, 6.80%, 12/01/06(a)                          1,000,000        1,001,040
                                                                    ------------
                                                                       1,601,418
                                                                    ------------
REGIONAL BANKS-3.97%
Cullen/Frost Capital Trust I, Unsec. Sub.
   Floating Rate Notes, 6.95%,
   03/01/34(a)(c)                                     1,500,000        1,533,405
PNC Institutional Capital Trust A, Trust
   Pfd. Bonds, 7.95%, 12/15/26 (Acquired
   10/03/06-10/17/06; Cost $917,381)(a)(b)              880,000          918,738
Popular North America Inc.-Series F, Medium
   Term Notes, 5.20%, 12/12/07(a)                     1,420,000        1,417,486
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(a)                                 2,735,000        3,037,546
                                                                    ------------
                                                                       6,907,175
                                                                    ------------
SOVEREIGN DEBT-1.91%
Export-Import Bank of Korea (The), Unsec.
   Global Notes, 6.50%, 11/15/06(a)                   2,000,000        2,000,620
Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04-05/18/04; Cost
   $1,440,281)(a)(b)                                  1,275,000        1,313,760
                                                                    ------------
                                                                       3,314,380
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
SPECIALIZED CONSUMER SERVICES-0.24%
Block Financial Corp., Sr. Unsec. Gtd.
   Unsub. Notes, 8.50%, 04/15/07(a)                 $   410,000     $    415,322
                                                                    ------------
SPECIALIZED REIT'S-0.53%
Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes, 5.84%,
   09/15/08(a)(c)                                       530,000          530,251
Health Care REIT, Inc., Sr. Unsec. Notes,
   7.50%, 08/15/07(a)                                   385,000          390,840
                                                                    ------------
                                                                         921,091
                                                                    ------------
SPECIALTY CHEMICALS-0.51%
ICI Wilmington Inc., Gtd. Notes, 7.05%,
   09/15/07(a)                                          870,000          882,206
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-0.48%
Bank United Corp., Unsec. Sub. Notes,
   8.88%, 05/01/07(a)                                   405,000          411,294
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Notes, 8.38%, 06/01/27(a)                 400,000          421,184
                                                                    ------------
                                                                         832,478
                                                                    ------------
TOBACCO-0.57%
Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(a)                                          980,000          983,685
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS-0.47%
GATX Financial Corp.,
   Sr. Notes,
   7.75%, 12/01/06(a)                                   370,000          370,611
   Series D,
   Medium Term Notes,
   6.88%, 12/15/06(a)                                   453,000          453,643
                                                                    ------------
                                                                         824,254
                                                                    ------------
TRUCKING-1.44%
Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(a)                                 2,400,000        2,502,792
                                                                    ------------
   Total Bonds & Notes
      (Cost $104,072,612)                                            103,612,846
                                                                    ------------
U.S. MORTGAGE-BACKED SECURITIES-30.71%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-7.05%
   Pass Through Ctfs.,
   8.00%, 11/20/12(a)                                   566,000          586,939
   9.00%, 05/01/15(a)                                   415,000          448,471
   7.50%, 06/01/16 to 07/01/24(a)                     1,077,000        1,117,729
   7.00%, 12/01/16 to 02/01/35(a)                     3,312,000        3,424,486
   6.00%, 02/01/17 to 03/01/23(a)                     3,758,000        3,787,936
   8.50%, 02/01/19 to 08/17/26(a)                     2,184,000        2,348,122
   6.50%, 12/01/35(a)                                   534,000          544,270
                                                                    ------------
                                                                      12,257,953
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-15.99%
   Pass Through Ctfs.,
   7.50%, 02/01/15 to 04/01/33(a)                   $ 2,852,000     $  2,977,976
   7.00%, 04/01/15 to 12/01/33(a)                     9,347,000        9,656,267
   8.50%, 09/01/15 to 07/01/30(a)                       910,000          983,796
   6.50%, 11/01/16 to 10/01/35(a)                     5,233,000        5,361,773
   8.00%, 09/01/17 to 08/01/32(a)                     3,151,000        3,321,370
   7.00%, 02/01/20(a)                                 1,004,000(h)     1,042,328
   9.00%, 02/01/21 to 01/01/30(a)                       391,000          424,363
   10.00%, 05/01/26(a)                                  192,000          207,899
   7.00%, 11/01/25(a)                                     2,622        2,700,652
   7.00%, 08/01/36(a)                                     1,083        1,114,374
                                                                    ------------
                                                                      27,790,798
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-7.67%
   Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34(a)                     6,196,000        6,413,853
   7.00%, 05/15/17 to 06/15/32(a)                     1,989,000        2,063,473
   7.00%, 12/15/17(a)                                   951,000(h)       979,938
   6.00%, 06/15/18 to 06/15/33(a)                     1,443,000        1,469,108
   7.75%, 09/15/19 to 02/15/21(a)                       463,000          486,965
   7.50%, 12/20/25 to 07/15/32(a)                     1,241,000        1,298,539
   8.50%, 07/20/27(a)                                   233,000          249,315
   8.00%, 10/15/30(a)                                   359,000          383,195
                                                                    ------------
                                                                      13,344,386
                                                                    ------------
   Total U.S. Mortgage-Backed Securities
      (Cost $51,872,406)                                              53,393,137
                                                                    ------------

                                                       SHARES
                                                    -----------
PREFERRED STOCKS-3.59%
OTHER DIVERSIFIED FINANCIAL SERVICES-0.29%
Auction Pass-Through Trust-Series 2001-1,
   Class A, 5.55%, Pass Through Ctfs.
   (Acquired 10/03/06; Cost
   $500,000)(b)(c)(e)(h)                                      2          502,175
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-2.74%
Fannie Mae,
   Series J,
   4.72% Floating Rate
   Pfd.(c)                                               47,500        2,373,100
   Series K,
   5.40% Floating Rate Pfd.(c)                           47,500        2,386,875
                                                                    ------------
                                                                       4,759,975
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.56%
Telephone & Data Systems, Inc.-Series A,
   7.60% Pfd.                                            39,000          977,730
                                                                    ------------
   Total Preferred Stocks
      (Cost $6,280,250)                                                6,239,880
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
MUNICIPAL OBLIGATIONS-2.28%
Bethlehem (City of), Pennsylvania; Series
   2004 B, Taxable Unlimited Tax GO,
   (INS-Financial Guaranty Insurance Co.)
   3.35%, 11/01/06(a)(i)                            $ 1,000,000     $  1,000,000
Chicago (City of), Illinois O'Hare
   International Airport; Series 2004 E,
   Refunding Taxable General Airport Third
   Lien RB, (INS-MBIA Insurance Corp.)
   3.88%, 01/01/08(a)(i)                              1,000,000          987,020
Chicago (City of), Illinois; Series 2005 C,
   Taxable Unlimited Tax GO, (INS-Financial
   Security Assurance Inc.) 4.39%,
   01/01/07(a)(i)                                       500,000          499,180
Phoenix (City of), Arizona Civic
   Improvement Corp.; Series 2004, Taxable
   Rental Car Facility Charge RB,
   (INS-Financial Guaranty Insurance Co.)
   3.69%, 07/01/07(a)(i)                              1,500,000        1,483,770
                                                                    ------------
   Total Municipal Obligations
      (Cost $4,000,000)                                                3,969,970
                                                                    ------------
ASSET-BACKED SECURITIES-1.62%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-1.62%
Pacific Coast CDO Ltd.-Series 1A, Class A,
   Floating Rate Bonds, 5.81%, 10/25/36
   (Acquired 03/24/04-05/26/04; Cost
   $1,190,700)(b)(c)(e)                               1,202,222        1,193,205
Toyota Auto Receivables Owners Trust-Series
   2003-A, Class A4, 2.20%, 03/15/10(a)                 101,011          100,933
Wirefree Partners III CDO-Series 2005-1A,
   6.00%, 11/17/19 (Acquired 10/12/06; Cost
   $1,523,517)(b)                                     1,540,000        1,522,459
                                                                    ------------
   Total Asset-Backed Securities
      (Cost $2,814,946)                                                2,816,597
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES-0.67%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.67%
Unsec. Floating Rate Global
   Notes,
   5.29%(a)(c)
   (Cost $1,200,000) 02/17/09                             1,200        1,161,048
                                                                    ------------

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS-1.23%
Liquid Assets Portfolio-Institutional Class (j)       1,067,134        1,067,134
Premier Portfolio-Institutional Class (j)             1,067,134        1,067,134
                                                                    ------------
   Total Money Market Funds (Cost $2,134,268)                          2,134,268
                                                                    ------------
TOTAL INVESTMENTS-99.71%
   (Cost $172,374,482)                                               173,327,746
OTHER ASSETS LESS LIABILITIES-0.29%                                      499,823
                                                                    ------------
NET ASSETS-100.00%                                                  $173,827,569
                                                                    ============

Investment Abbreviations:

Ctfs.    -- Certificates
Deb.     -- Debentures
GO       -- General Obligation Bonds
Gtd.     -- Guaranteed
INS      -- Insurer
Jr.      -- Junior
Pfd.     -- Preferred
RB       -- Revenue Bonds
REGS     -- Regulation S
REIT     -- Real Estate Investment Trust
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $162,237,934, which represented 93.33% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $25,983,728, which represented 14.95% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.

(d)  Perpetual bond with no specified maturity date.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $1,945,358, which represented 1.12% of the Fund's Net Assets.

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2006 represented 0.29% of the Fund's Net Assets. See Note 1A.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Short Term Bond Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the Investment Company Act of 1940. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

AIM Short Term Bond Fund

E. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because

AIM Short Term Bond Fund
     the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. .Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                     UNREALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                      07/31/06      AT COST      FROM SALES    (DEPRECIATION)    10/31/06     INCOME    GAIN (LOSS)
----                     ----------   -----------   ------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $  705,544   $13,726,114   $(13,364,524)        $--        $1,067,134    $10,147       $--

Premier  Portfolio-
   Institutional Class      705,544    13,726,114    (13,364,524)         --         1,067,134     10,073        --
                         ----------   -----------   ------------         ---        ----------    -------       ---
   SUBTOTAL              $1,411,088   $27,452,228   $(26,729,048)        $--        $2,134,268    $20,220       $--
                         ==========   ===========   ============         ===        ==========    =======       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                     UNREALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                      07/31/06      AT COST      FROM SALES    (DEPRECIATION)    10/31/06     INCOME*   GAIN (LOSS)
----                     ----------   -----------   ------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $       --   $        --   $         --         $--        $       --    $ 1,750       $--
STIC Prime Portfolio-
   Institutional Class           --            --             --          --                --      1,751        --
                         ----------   -----------   ------------         ---        ----------    -------       ---
   SUBTOTAL              $       --   $        --   $         --         $--        $       --    $ 3,501       $--
                         ----------   -----------   ------------         ---        ----------    -------       ---
TOTAL INVESTMENTS IN
   AFFILIATES            $1,411,088   $27,452,228   $(26,729,048)        $--        $2,134,268    $23,721       $--
                         ==========   ===========   ============         ===        ==========    =======       ===

*    Net of compensation to counterparties.

AIM Short Term Bond Fund

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2006, $1,954,651 principal amount of U.S. mortgaged-backed securities were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                               NUMBER OF      MONTH/          VALUE       APPRECIATION
          CONTRACT             CONTRACTS    COMMITMENT      10/31/06     (DEPRECIATION)
          --------             ---------   ------------   ------------   --------------
U.S. Treasury 2 Year Notes        291      Dec-06/Long    $ 59,482,219      $114,898
Eurodollar GLOBLEX2 etrading       47      Mar-07/Long      11,136,650       (13,663)
                                                          ------------      --------
                                                            70,618,869       101,235
                                                          ------------      --------
Eurodollar GLOBLEX2 etrading       70      Dec-07/Short    (16,667,875)      (28,224)
                                                          ------------      --------
                                                          $ 53,950,994      $ 73,011
                                                          ============      ========

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period        31       $ 6,142
Expired                   (31)       (6,142)
                          ---       -------
End of period              --       $    --
                          ===       =======

NOTE 5 -- CREDIT DEFAULT SWAPS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                             NOTIONAL     UNREALIZED
                                                      BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY                 REFERENCE ENTITY        PROTECTION    FIXED RATE      DATE        (000)    (DEPRECIATION)
------------                 ----------------        ----------   -----------   ----------   --------   --------------
Lehman Brothers, Inc.   Catellus Development Corp.   Buy             0.40%      12/20/2011    $2,600       $(3,262)

AIM Short Term Bond Fund

NOTE 6 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2006, there were no securities on loan to brokers. For the three months ended October 31, 2006, the Fund received dividends on cash collateral investments of $3,501 for securities lending transactions, which are net of compensation to counterparties.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $33,926,346 and $57,345,242, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,565,758 and $5,453,231, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $  1,715,353
Aggregate unrealized (depreciation) of investment securities       (850,360)
Net unrealized appreciation of investment securities           $    864,993

Cost of investments for tax purposes is $172,462,753.

                           AIM Total Return Bond Fund
           Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                                                         (AIM
                                                    YOUR GOALS.      INVESTMENTS
                                                 OUR SOLUTIONS.(R)    (R) LOGO)

AIMinvestments.com   TRB-QTR-1 10/06   A I M Advisors, Inc.

AIM Total Return Bond Fund

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
BONDS & NOTES-84.35%
AEROSPACE & DEFENSE-0.39%
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $1,303,635)(a)(b)(c)                             $ 1,200,550     $  1,264,581
                                                                    ------------
APPAREL RETAIL-0.27%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(c)                                          850,000          858,819
                                                                    ------------
APPLICATION SOFTWARE-0.04%
Reynolds and Reynolds Co. (The)-Class A,
   Sr. Unsec. Unsub. Notes, 7.00%,
   12/15/06(c)                                          120,000          120,011
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.72%
Bank of New York Co. Inc. (The), Sr. Unsec.
   Sub. Notes, 4.25%, 09/04/12(c)                       355,000          351,436
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Bonds, 7.78%,
   12/01/26 (Acquired 06/12/03; Cost
   $238,542)(a)(c)                                      200,000          208,478
GAMCO Investors, Inc., Sr. Unsec. Unsub.
   Notes, 5.22%, 02/17/07(c)                            725,000          724,123
Janus Capital Group Inc., Sr. Unsec. Notes,
   7.00%, 11/01/06(c)                                 1,481,000        1,480,763
Mellon Capital II-Series B, Jr. Gtd. Sub.
   Trust Pfd. Bonds, 8.00%, 01/15/27(c)               2,170,000        2,267,454
Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(c)                            485,000          475,208
                                                                    ------------
                                                                       5,507,462
                                                                    ------------
AUTOMOBILE MANUFACTURERS-1.15%
DaimlerChrysler North America Holding Corp.,
   Gtd. Floating Rate Global Notes,
   5.64%, 03/07/07(c)(d)                              1,110,000        1,110,396
   Notes,
   4.13%, 03/07/07(c)                                 2,600,000        2,588,248
                                                                    ------------
                                                                       3,698,644
                                                                    ------------
BROADCASTING & CABLE TV-6.15%
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(c)                                 4,130,000        4,132,271
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(c)                                 1,453,000        1,453,015
   Sr. Unsec. Notes,
   3.13%, 02/01/07(c)                                 1,389,000        1,379,999

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
BROADCASTING & CABLE TV-(CONTINUED)
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(c)                               $ 1,600,000     $  2,095,360
   Unsec. Unsub. Global Notes,
   8.38%, 05/01/07(c)                                   950,000          963,499
Comcast Corp., Sr. Sub. Deb., 10.63%,
   07/15/12(c)                                        1,220,000        1,489,608
Cox Communications, Inc., Medium Term
   Notes, 7.03%, 11/06/06(c)                          1,500,000        1,500,135
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 10/03/05-10/25/06;
   Cost $5,772,622)(a)(c)                             5,620,000        5,653,889
Time Warner Entertainment Co. L.P., Sr.
   Unsec. Deb., 8.38%, 03/15/23(c)                      860,000        1,020,184
                                                                    ------------
                                                                      19,687,960
                                                                    ------------
CASINOS & GAMING-2.45%
Caesars Entertainment, Inc., Sr. Unsec.
   Notes, 8.50%, 11/15/06(c)                          5,600,000        5,607,112
Harrah's Operating Co., Inc., Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(c)                   2,224,000        2,235,943
                                                                    ------------
                                                                       7,843,055
                                                                    ------------
COMPUTER HARDWARE-0.06%
Hewlett-Packard Co., Global Notes, 5.75%,
   12/15/06(c)                                          180,000          180,038
                                                                    ------------
CONSUMER FINANCE-1.55%
Capital One Capital I, Sub. Floating Rate
   Trust Pfd. Bonds, 7.04%, 02/01/27
   (Acquired 09/15/04-04/12/06; Cost
   $2,587,792)(a)(c)(d)                               2,560,000        2,581,581
Ford Motor Credit Co., Sr. Unsec. Notes,
   4.95%, 01/15/08(c)                                 2,440,000        2,384,929
                                                                    ------------
                                                                       4,966,510
                                                                    ------------
DEPARTMENT STORES-0.49%
JC Penney Corp. Inc., Unsec. Deb., 8.13%,
   04/01/27(c)                                        1,510,000        1,568,044
                                                                    ------------
DISTILLERS & VINTNERS-0.06%
Diageo Finance BV (Netherlands), Unsec.
   Global Gtd. Notes, 3.00%, 12/15/06(c)                190,000          189,510
                                                                    ------------
DIVERSIFIED BANKS-5.55%
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
   Notes, 9.03%, 03/15/29 (Acquired
   04/22/05; Cost $939,015)(a)(c)                       750,000          923,925

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
DIVERSIFIED BANKS-(CONTINUED)
BankAmerica Institutional-Series A, Gtd.
   Trust Pfd. Bonds, 8.07%, 12/31/26
   (Acquired 09/26/06; Cost
   $1,076,185)(a)(c)                                $ 1,030,000     $  1,076,381
BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Bonds, 7.75%, 12/15/26(c)               3,520,000        3,670,445
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.53%,
   08/08/07 (Acquired 04/06/06; Cost
   $696,367)(a)(c)(d)                                   700,000          700,252
Centura Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.85%, 06/01/27 (Acquired
   05/22/03; Cost $379,629)(a)(c)                       300,000          318,345
First Empire Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.23%, 02/01/27(c)                       195,000          204,309
First Union Institutional Capital I, Gtd.
   Trust Pfd. Bonds, 8.04%, 12/01/26(c)               1,200,000        1,252,752
Lloyds Bank PLC (United Kingdom)-Series 1,
   Unsec. Sub. Floating Rate Euro Notes,
   5.75% (c)(d)(e)                                      300,000          264,102
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro
   Bonds, 8.38% (c)(e)                                  725,000          767,974
National Bank of Canada (Canada), Floating
   Rate Euro Deb., 5.63%, 08/29/87(c)(d)                 70,000           57,282
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub. Floating
   Rate Euro Notes, 5.69% (c)(d)(e)                     100,000           86,460
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(c)                                   205,000          257,742
RBS Capital Trust III, Sub. Trust Pfd.
   Global Notes, 5.51% (c)(e)                           330,000          324,971
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15% (c)(e)               1,700,000        1,774,549
Svenska Handelsbanken A.B. (Sweden), Unsec.
   Sub. Notes, 7.13% (Acquired
   07/26/06-10/17/06; Cost
   $4,991,982)(a)(c)(e)                               4,960,000        5,014,907
VTB Capital S.A. (Russia), Sr. Floating
   Rate Notes, 6.14%, 09/21/07 (Acquired
   12/14/05; Cost $1,090,000)(a)(c)(d)                1,090,000        1,093,134
                                                                    ------------
                                                                      17,787,530
                                                                    ------------
DIVERSIFIED CHEMICALS-0.46%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06-10/11/06; Cost
   $936,536)(a)(c)                                      930,000          941,997
Hercules Inc., Unsec. Putable Deb., 6.60%,
   08/01/07(c)                                          540,000          540,243
                                                                    ------------
                                                                       1,482,240
                                                                    ------------
DIVERSIFIED METALS & MINING-0.29%
Reynolds Metals Co., Medium Term Notes,
   7.00%, 05/15/09(c)                                   909,000          930,043
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
DIVERSIFIED REIT'S-0.28%
Liberty Property L.P., Sr. Medium Term
   Notes, 6.95%, 12/01/06(c)                        $   900,000     $    900,972
                                                                    ------------
ELECTRIC UTILITIES-2.19%
Arizona Public Service Co., Sr. Sec. Notes,
   6.75%, 11/15/06(c)                                    30,000           30,010
Commonwealth Edison Co., Unsec. Notes,
   7.63%, 01/15/07(c)                                 1,450,000        1,453,784
FirstEnergy Corp.-Series A, Sr. Unsec.
   Unsub. Global Notes, 5.50%, 11/15/06(c)            1,033,000        1,033,000
Indiana Michigan Power Co.-Series C, Sr.
   Unsec. Notes, 6.13%, 12/15/06(c)                     585,000          585,474
Northeast Utilities-Series A, Notes, 8.58%,
   12/01/06(c)                                          248,400          248,864
Portland General Electric Co.-Series 4,
   Sec. First Mortgage Medium Term Notes,
   7.15%, 06/15/07(c)                                   300,000          302,436
Potomac Electric Power Co.-Series A, Medium
   Term Notes, 7.64%, 01/17/07(c)                       930,000          933,283
PP&L Capital Funding Inc.-Series D, Unsec.
   Gtd. Medium Term Notes, 8.38%,
   06/15/07(c)                                          575,000          584,936
Southern Co. Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.19%, 02/01/37(c)                     1,760,000        1,842,157
                                                                    ------------
                                                                       7,013,944
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.58%
Potash Corp. of Saskatchewan Inc. (Canada),
   Unsec. Unsub. Yankee Notes, 7.13%,
   06/15/07(c)                                        1,840,000        1,858,694
                                                                    ------------
FOOD RETAIL-2.01%
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(c)                                        6,475,000        6,448,712
                                                                    ------------
FOREST PRODUCTS-1.16%
Weyerhaeuser Co., Unsec. Unsub. Global
   Notes, 6.13%, 03/15/07(c)                          3,719,000        3,727,256
                                                                    ------------
GAS UTILITIES-0.86%
Consolidated Natural Gas Co.-Series B, Sr.
   Unsec. Unsub. Notes, 5.38%, 11/01/06(c)            2,755,000        2,754,532
                                                                    ------------
GOLD-0.10%
Barrick Gold Finance Co. (Canada), Unsec.
   Gtd Yankee. Deb, 7.50%, 05/01/07(c)                  305,000          308,382
                                                                    ------------
HOME IMPROVEMENT RETAIL-0.28%
Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(c)                                   900,000          902,943
                                                                    ------------
HOMEBUILDING-0.35%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.50%, 12/01/07(c)                                   775,000          790,314
   Sr. Unsec. Notes,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
HOMEBUILDING-(CONTINUED)
   7.88%, 08/15/11(c)                               $   300,000     $    322,299
                                                                    ------------
                                                                       1,112,613
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-1.90%
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
   (Acquired 01/25/06-08/02/06; Cost
   $2,156,864)(a)(c)                                  2,120,000        2,132,805
Starwood Hotels & Resorts Worldwide, Inc.,
   Sr. Gtd. Global Notes, 7.38%, 05/01/07(c)          3,925,000        3,954,437
                                                                    ------------
                                                                       6,087,242
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.62%
Newell Rubbermaid Inc., Unsec. Notes,
   6.00%, 03/15/07(c)                                 2,000,000        2,002,880
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.04%
TXU Australia Holdings Partnership L.P.
   (Australia), Sr. Unsec. Unsub. Notes,
   6.75%, 12/01/06 (Acquired 12/07/05; Cost
   $121,759)(a)(c)                                      120,000          120,102
                                                                    ------------
INDUSTRIAL CONGLOMERATES-0.30%
Tyco International Group S.A. Participation
   Certificate Trust, Unsec. Notes, 4.44%,
   06/15/07 (Acquired 10/26/06; Cost
   $962,851)(a)(c)                                      970,000          965,771
                                                                    ------------
INDUSTRIAL REIT'S-1.29%
First Industrial L.P.,
   Medium Term Notes,
   7.00%, 12/01/06(c)                                 4,120,000        4,124,285
   Unsec. Notes,
   7.60%, 05/15/07(c)                                    20,000           20,202
                                                                    ------------
                                                                       4,144,487
                                                                    ------------
INSURANCE BROKERS-1.55%
Aon Corp., Unsec. Notes, 6.95%, 01/15/07(c)           1,840,000        1,844,618
Marsh & McLennan Cos., Inc., Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(c)                   3,140,000        3,137,551
                                                                    ------------
                                                                       4,982,169
                                                                    ------------
INTEGRATED OIL & GAS-1.81%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(c)                                          115,000          119,949
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(c)                                 3,010,000        3,011,595
   Yankee Bonds,
   8.90%, 08/15/28(c)                                 2,420,000        2,544,025
Occidental Petroleum Corp., Notes, 4.00%,
   11/30/07(c)                                          120,000          118,494
                                                                    ------------
                                                                       5,794,063
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
INTEGRATED TELECOMMUNICATION SERVICES-5.52%
AT&T Corp., Unsec. Notes, 7.75%, 03/01/07(c)        $   140,000     $    141,049
Central Telephone Co.-Series 2, Sec. First
   Mortgage Medium Term Notes, 7.04%,
   09/21/07(c)                                        1,985,000        2,010,467
SBC Communications Capital Corp.-Series D,
   Medium Term Notes, 6.68%, 11/28/07(c)              1,440,000        1,459,598
SBC Communications Inc., Notes, 4.21%,
   06/05/21 (Acquired 09/29/06; Cost
   $198,078)(a)(c)                                      200,000          199,031
Southwestern Bell Telephone Co., Unsec.
   Notes, 6.38%, 11/15/07(c)                            102,000          103,032
TCI Communications Financing III, Gtd.
   Trust Pfd. Bonds, 9.65%, 03/31/27(c)               3,700,000        3,940,907
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(c)                                        5,383,000        5,443,451
Verizon Communications Inc.,
   Unsec. Deb.,
   8.75%, 11/01/21(c)                                   589,000          709,274
   7.90%, 02/01/27(c)                                 1,400,000        1,456,476
Verizon New York Inc., Unsec. Deb., 7.00%,              670,000          683,802
   12/01/33(c)
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(c)                    1,616,000        1,521,642
                                                                    ------------
                                                                      17,668,729
                                                                    ------------
INTERNET RETAIL-0.27%
Expedia, Inc., Putable Bonds, 7.46%,
   08/15/13 (Acquired 08/16/06; Cost
   $835,000)(a)(c)                                      835,000          879,956
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.35%
Jefferies Group, Inc.-Series B, Sr. Unsec
   Notes, 7.50%, 08/15/07(c)                          1,105,000        1,121,951
                                                                    ------------
LEISURE PRODUCTS-0.78%
Brunswick Corp., Unsec. Notes, 6.75%,
   12/15/06(c)                                        2,500,000        2,503,200
                                                                    ------------
LIFE & HEALTH INSURANCE-1.75%
Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.)
   7.25%, 12/18/23 (Acquired
   01/22/04-02/17/06; Cost
   $2,964,709)(a)(b)(c)                               2,510,000        2,936,901
Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes, 8.53% (Acquired
   02/13/06; Cost $1,866,863)(a)(c)(e)                1,740,000        1,839,110
Torchmark Corp., Notes, 6.25%, 12/15/06(c)              820,000          820,607
                                                                    ------------
                                                                       5,596,618
                                                                    ------------
MANAGED HEALTH CARE-0.47%
Cigna Corp.,
   Notes,
   8.25%, 01/01/07(c)                                 1,000,000        1,004,230

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
MANAGED HEALTH CARE-(CONTINUED)
   Unsec. Notes,
   7.40%, 05/15/07(c)                               $   490,000     $    494,905
                                                                    ------------
                                                                       1,499,135
                                                                    ------------
METAL & GLASS CONTAINERS-0.07%
Pactiv Corp., Unsec. Notes, 8.00%,
   04/15/07(c)                                          215,000          217,421
                                                                    ------------
MORTGAGE REIT'S-0.13%
iStar Financial Inc.-Series B, Sr. Floating
   Rate Global Notes, 6.64%, 03/12/07(c)(d)             400,000          401,708
                                                                    ------------
MOVIES & ENTERTAINMENT-2.72%
News America Holdings Inc., Sr. Unsec. Gtd.
   Deb., 7.75%, 12/01/45(c)                           1,270,000        1,433,259
Time Warner Cos., Inc.,
   Notes,
   8.18%, 08/15/07(c)                                 2,065,000        2,108,633
   Unsec. Deb.,
   9.15%, 02/01/23(c)                                 1,400,000        1,746,164
Time Warner Inc., Sr. Unsec. Gtd. Global
   Notes, 6.15%, 05/01/07(c)                          3,413,000        3,422,829
                                                                    ------------
                                                                       8,710,885
                                                                    ------------
MULTI-LINE INSURANCE-1.08%
Liberty Mutual Insurance Co., Notes, 8.20%,
   05/04/07 (Acquired 03/21/06-07/28/06;
   Cost $2,597,145)(a)(c)                             2,530,000        2,563,269
Loews Corp., Unsec. Notes, 6.75%,
   12/15/06(c)                                          140,000          140,183
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
   07/01/07(c)                                          750,000          750,893
                                                                    ------------
                                                                       3,454,345
                                                                    ------------
MULTI-UTILITIES-3.55%
Ameren Corp., Bonds, 4.26%, 05/15/07(c)               1,640,000        1,629,192
Dominion Capital Trust I, Jr. Unsec. Gtd.
   Trust Pfd. Bonds, 7.83%, 12/01/27(c)               1,430,000        1,490,932
Dominion Resources, Inc.-Series G, Sr.
   Notes, 3.66%, 11/15/06(c)                          1,420,000        1,419,020
Nisource Finance Corp., Sr. Unsec. Gtd.
   Notes, 3.20%, 11/01/06(c)                             90,000           89,987
Nisource Inc., Sr. Unsec. Deb., 3.63%,
   11/01/06(c)                                          410,000          409,938
PSI Energy, Inc., Unsec. Deb., 7.85%,
   10/15/07(c)                                          370,000          378,214
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)            420,000          418,253
Southwestern Public Service Co.-Series B,
   Sr. Unsec. Notes, 5.13%, 11/01/06(c)               1,840,000        1,839,724
SPI Electricity Pty Ltd (Australia), Sr.
   Unsec. Unsub. Notes, 6.75%, 12/01/06
   (Acquired 06/22/06; Cost $602,130)(a)(c)             600,000          600,720
TE Products Pipeline Co., Sr. Unsec. Notes,
   6.45%, 01/15/08(c)                                   300,000          300,009

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
MULTI-UTILITIES-(CONTINUED)
Virginia Electric and Power Co.-Series A,
   Sr. Unsec. Unsub. Notes, 5.38%,
   02/01/07(c)                                      $ 2,495,000     $  2,493,678
Wisconsin Electric Power Co., Unsec. Deb.,
   6.63%, 11/15/06(c)                                   305,000          305,107
                                                                    ------------
                                                                      11,374,774
                                                                    ------------
OFFICE REIT'S-0.54%
Spieker Properties, Inc., Unsec. Unsub.
   Notes, 7.13%, 12/01/06(c)                          1,730,000        1,731,990
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-0.97%
Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06; Cost
   $603,223)(a)(c)                                      610,000          602,070
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(c)                                   725,000          715,575
   8.63%, 02/01/22(c)                                 1,075,000        1,308,866
Varco International Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 02/15/08(c)                            455,000          466,066
                                                                    ------------
                                                                       3,092,577
                                                                    ------------
OIL & GAS REFINING & MARKETING-0.16%
Western Power Distribution Holdings Ltd.
   (United Kingdom), Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost $506,456)(a)(c)              450,000          502,313
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-9.37%
BankAmerica Capital II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Notes, 8.00%,
   12/15/26(c)                                          819,000          855,003
BankBoston Capital Trust IV-Series B, Gtd.
   Trust Pfd. Bonds, 8.25%, 12/15/26(c)                 500,000          522,895
Barnett Capital II, Gtd. Trust Pfd. Bonds,
   7.95%, 12/01/26(c)                                 1,210,000        1,262,720
Countrywide Capital I, Gtd. Trust Pfd.
   Notes, 8.00%, 12/15/26(c)                          2,240,000        2,251,693
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.09%,
   09/01/07(c)(d)                                     1,115,000        1,110,233
JPM Capital Trust I, Gtd. Trust Pfd. Notes,
   7.54%, 01/15/27(c)                                 5,314,000        5,541,599
Mantis Reef Ltd. (Australia), Notes, 4.69%,
   11/14/08 (Acquired 08/11/06-08/31/06;
   Cost $2,106,699)(a)(c)                             2,150,000        2,117,685
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87% (Acquired
   06/16/04-03/03/06; Cost
   $3,447,337)(a)(c)(e)                               3,100,000        3,308,878
NB Capital Trust II, Gtd. Sub. Trust Pfd.
   Notes, 7.83%, 12/15/26(c)                            877,000          914,913
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(c)                                   698,750          703,753

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES
   -(CONTINUED)
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(c)                               $ 2,796,000     $  2,953,275
Premium Asset Trust-Series 2004-04, Sr.
   Notes, 4.13%, 03/12/09 (Acquired
   03/04/04-11/29/04; Cost $248,281)(a)(c)              250,000          231,378
Progress Capital Holdings, Inc., Medium
   Term Notes, 7.17%, 11/01/06 (Acquired
   12/14/05; Cost $508,260)(a)(c)                       500,000          499,925
Regional Diversified Funding (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-02/02/06; Cost $1,645,840)(a)(c)          1,433,333        1,642,543
   Class A-1a,
   Sr. Floating Rate Notes,
   5.71%, 01/25/36 (Acquired 03/21/05; Cost
   $493,302)(a)(c)(d)(f)                                493,302          480,111
Residential Capital Corp., Sr. Unsec.
   Floating Rate Global Notes, 6.74%,
   06/29/07(c)(d)                                     1,380,000        1,387,313
St. George Funding Co. LLC (Australia),
   Bonds, 8.49% (Acquired 10/20/06; Cost
   $354,095)(a)(c)(e)                                   335,000          362,316
Textron Financial Corp.-Series E, Floating
   Rate Medium Term Notes, 6.99%,
   12/01/07(c)(d)                                       650,000          657,689
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 6.32%
   (Acquired 12/07/04-10/03/06; Cost
   $2,295,928)(a)(c)(d)(e)                            2,300,000        2,304,158
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
   Second Tier Euro Bonds, 8.75% (c)(e)                 400,000          422,616
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06; Cost
   $476,889)(a)(c)                                      476,889          475,525
                                                                    ------------
                                                                      30,006,221
                                                                    ------------
PACKAGED FOODS & MEATS-0.03%
General Mills, Inc., Global Notes, 5.13%,
   02/15/07(c)                                          111,000          110,885
                                                                    ------------
PAPER PRODUCTS-0.03%
International Paper Co., Unsec. Notes,
   7.63%, 01/15/07(c)                                   103,000          103,404
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-5.14%
ACE Ltd., Sr. Unsec. Yankee Notes, 6.00%,
   04/01/07(c)                                          870,000          872,062
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.75%, 11/15/06(c)                                 1,255,000        1,255,452
   6.45%, 01/15/08(c)                                 1,955,000        1,977,267
Executive Risk Capital Trust-Series B, Gtd.
   Trust Pfd. Bonds, 8.68%, 02/01/27(c)               1,615,000        1,696,267
First American Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.50%, 04/15/12(c)                     2,445,000        2,612,409

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-01/31/06; Cost
   $1,671,082)(a)(c)                                $ 1,592,000     $  1,602,730
                                                                    ------------
Oil Insurance Ltd. (Bermuda), Notes, 7.56%
   (Acquired 06/15/06; Cost
   $4,100,000)(a)(c)(e)                               4,100,000        4,282,450
Safeco Corp., Unsec. Notes, 6.88%,
   07/15/07(c)                                          320,000          323,139
St. Paul Travelers Cos., Inc. (The)-Series
   C, Medium Term Notes, 7.05%, 03/07/07(c)             800,000          804,224
Travelers Property Casualty Corp., Sr.
   Unsec. Notes, 6.75%, 11/15/06(c)                   1,055,000        1,055,401
                                                                    ------------
                                                                      16,481,401
                                                                    ------------
PUBLISHING-1.36%
Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
   06/01/07(c)                                        1,546,000        1,558,971
New York Times Co., Medium Term Notes,
   4.63%, 06/25/07(c)                                 2,800,000        2,786,392
                                                                    ------------
                                                                       4,345,363
                                                                    ------------
RAILROADS-0.63%
CSX Corp., Sr. Unsec. Deb., 7.45%,
   05/01/07(c)                                          750,000          757,358
Norfolk Southern Corp., Sr. Notes, 7.35%,
   05/15/07(c)                                          133,000          134,331
Union Pacific Corp., Unsec. Notes, 6.70%,
   12/01/06(c)                                        1,130,000        1,131,130
                                                                    ------------
                                                                       2,022,819
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.00%
Realogy Corp.,
   Sr. Floating Rate Notes,
   6.07%, 10/20/09 (Acquired 10/13/06; Cost
   $295,000)(a)(c)(d)                                   295,000          295,186
   Sr. Notes,
   6.50%, 10/15/16 (Acquired
   10/13/06-10/16/06; Cost $986,069)(a)(c)              985,000        1,000,632
Southern Investments UK PLC (United Kingdom),
   Gtd. Trust Pfd. Yankee Notes,
   8.23%, 02/01/27(c)                                 1,540,000        1,615,075
   Sr. Unsec. Yankee Notes,
   6.80%, 12/01/06(c)                                   285,000          285,296
                                                                    ------------
                                                                       3,196,189
                                                                    ------------
REGIONAL BANKS-3.26%
Allfirst Financial Inc., Jr. Unsec. Sub.
   Notes, 7.20%, 07/01/07(c)                            778,000          787,756
Cullen/Frost Capital Trust I, Unsec. Sub.
   Floating Rate Notes, 6.95%,
   03/01/34(c)(d)                                       925,000          945,600
PNC Capital Trust C, Gtd. Floating Rate
   Trust Pfd. Bonds, 5.97%, 06/01/28(c)(d)              125,000          121,645

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
REGIONAL BANKS-(CONTINUED)
PNC Institutional Capital Trust -Series A,
   Trust Pfd. Bonds, 7.95%, 12/15/26
   (Acquired 10/03/06-10/17/06; Cost
   $1,647,111)(a)(c)                                $ 1,580,000     $  1,649,552
Popular North America Inc.-Series F, Medium
   Term Notes, 5.20%, 12/12/07(c)                     2,060,000        2,056,354
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(c)                                          125,000          122,996
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(c)                                 4,286,000        4,760,117
                                                                    ------------
                                                                      10,444,020
                                                                    ------------
REINSURANCE-0.71%
Reinsurance Group of America, Inc., Jr.
   Unsec. Sub. Deb., 6.75%, 12/15/65(c)                 820,000          815,318
Stingray Pass-Through Trust, Pass Through
   Ctfs., 5.90%, 01/12/15 (Acquired
   01/07/05-11/03/05; Cost $1,466,120)(a)(c)          1,500,000        1,455,000
                                                                    ------------
                                                                       2,270,318
                                                                    ------------
RETAIL REIT'S-0.50%
Developers Diversified Realty Corp., Sr.
   Medium Term Notes, 7.00%, 03/19/07(c)              1,580,000        1,588,753
                                                                    ------------
SOFT DRINKS-0.12%
Coca-Cola Femsa, S.A. de. C.V. (Mexico),
   Unsec. Unsub. Yankee Notes, 8.95%,
   11/01/06(c)                                          400,000          401,500
                                                                    ------------
SOVEREIGN DEBT-0.11%
Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04-05/18/04; Cost
   $388,744)(a)(c)                                      345,000          355,488
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-0.83%
Block Financial Corp., Sr. Unsec. Gtd.
   Notes, 8.50%, 04/15/07(c)                          2,630,000        2,664,137
                                                                    ------------
SPECIALIZED REIT'S-0.96%
Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes,
   5.84%, 09/15/08(c)(d)                                910,000          910,431
   Notes,
   5.63%, 05/01/17(c)                                   270,000          260,126
   Sr. Medium Term Notes,
   6.30%, 09/15/16(c)                                   870,000          890,253
Health Care REIT, Inc.,
   Sr. Notes,
   5.88%, 05/15/15(c)                                   830,000          829,552
   Sr. Unsec. Notes,
   7.50%, 08/15/07(c)                                   180,000          182,731
                                                                    ------------
                                                                       3,073,093
                                                                    ------------
SPECIALTY CHEMICALS-1.30%
ICI North America, Unsec. Gtd. Deb., 8.88%,
   11/15/06(c)                                        2,000,000        2,002,000

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
SPECIALTY CHEMICALS-(CONTINUED)
ICI Wilmington Inc., Gtd. Notes, 7.05%,
   09/15/07(c)                                      $ 2,129,000     $  2,158,870
                                                                    ------------
                                                                       4,160,870
                                                                    ------------
TECHNOLOGY DISTRIBUTORS-0.40%
Avnet, Inc., Unsec. Notes, 8.00%,
   11/15/06(c)                                        1,273,000        1,273,025
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-1.01%
Countrywide Home Loans, Inc.,-Series K,
   Gtd. Medium Term Global Notes, 5.50%,
   02/01/07(c)                                           89,000           89,010
Dime Capital Trust I-Series A, Gtd. Trust
   Pfd. Notes, 9.33%, 05/06/27(c)                       675,000          717,133
Great Western Financial Trust II-Series A,
   Jr. Sub. Gtd. Trust Pfd. Notes, 8.21%,
   02/01/27(c)                                          800,000          837,720
Greenpoint Capital Trust I, Gtd. Sub. Trust
   Pfd. Notes, 9.10%, 06/01/27(c)                       100,000          106,188
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Notes, 8.38%, 06/01/27(c)               1,400,000        1,474,144
                                                                    ------------
                                                                       3,224,195
                                                                    ------------
TOBACCO-0.87%
Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(c)                                        2,775,000        2,785,434
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS-0.39%
GATX Financial Corp.,
   Sr. Notes,
   7.75%, 12/01/06(c)                                   560,000          560,924
   Series D,
   Medium Term Notes,
   6.88%, 12/15/06(c)                                   680,000          680,966
                                                                    ------------
                                                                       1,241,890
                                                                    ------------
TRUCKING-0.17%
Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(c)                                   525,000          547,486
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.85%
Cingular Wireless LLC, Sr. Unsec. Global
   Notes, 5.63%, 12/15/06(c)                            280,000          280,059
Sprint Capital Corp., Sr. Unsec. Gtd.
   Global Notes, 6.00%, 01/15/07(c)                   2,485,000        2,486,640
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(c)                                        1,674,000        2,059,237
US Unwired Inc.-Series B, Sr. Sec. Second
   Priority Global Notes, 10.00%,
   06/15/12(c)                                          987,000        1,094,899
                                                                    ------------
                                                                       5,920,835
                                                                    ------------
      Total Bonds & Notes
         (Cost $270,279,196)                                         270,182,137
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
U.S. MORTGAGE-BACKED SECURITIES-31.85%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-9.43%
   Pass Through Ctfs.,
   6.00%, 08/01/14 to 02/01/34(c)                   $ 3,006,886     $  3,042,524
   5.50%, 05/01/16 to 02/01/17(c)                        98,522           98,915
   6.50%, 05/01/16 to 10/01/34(c)                       195,935          200,571
   7.00%, 06/01/16 to 10/01/34(c)                       184,479          190,068
   7.50%, 04/01/17 to 03/01/32(c)                        29,484           30,746
   6.50%, 10/01/17 to 08/01/34(c)                       657,551(g)       671,579
   5.00%, 07/01/34(c)                                 1,868,105        1,808,928
   Pass Through Ctfs., TBA,
   4.50%, 12/01/21(c)(h)                              3,102,000        2,996,338
   5.00%, 12/01/36(c)(h)                              8,470,000        8,181,491
   5.50%, 12/01/36(c)(h)                              9,642,751        9,531,257
   6.00%, 12/01/36(c)(h)                              3,441,000        3,462,506
                                                                    ------------
                                                                      30,214,923
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-19.76%
   Pass Through Ctfs.,
   7.50%, 11/01/15 to 08/01/36(c)                     2,196,976        2,288,074
   7.00%, 12/01/15 to 10/01/32(c)                       373,710          386,722
   6.50%, 05/01/16 to 10/01/35(c)                     1,689,607        1,736,050
   6.00%, 05/01/17 to 03/01/22(c)                       404,510          407,020
   5.00%, 03/01/18 to 02/01/19(c)                     1,716,596        1,694,391
   5.50%, 11/01/18(c)                                   939,969          943,056
   8.00%, 08/01/21 to 08/01/31(c)                        37,128           39,033
   8.00%, 04/01/32(c)                                    59,136(g)        62,464
   7.00%, 02/01/33(c)                                   226,017(g)       233,183
   Pass Through Ctfs., TBA,
   5.00%, 12/01/21(c)(h)                              6,440,000        6,341,388
   5.50%, 12/01/21 to 12/01/36(c)(h)                 37,447,776       37,188,196
   6.00%, 12/01/21 to 12/01/36(c)(h)                 10,275,088       10,341,055
   6.50%, 12/01/36(c)(h)                              1,592,000        1,621,850
                                                                    ------------
                                                                      63,282,482
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-2.66%
   Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32(c)                       181,551          189,394
   8.50%, 02/15/25(c)                                    30,947           33,465
   8.00%, 08/15/25(c)                                     6,687            7,085
   7.00%, 04/15/28 to 08/15/36(c)                     1,120,992        1,169,663
   6.00%, 11/15/28 to 02/15/33(c)                       609,591          619,055
   6.50%, 01/15/29 to 06/15/36(c)                     3,613,292        3,735,642
   5.50%, 12/15/33 to 06/15/35(c)                     2,057,057        2,049,959
   5.00%, 07/15/35 to 08/15/35(c)                       725,460          707,894
                                                                    ------------
                                                                       8,512,157
                                                                    ------------
      Total U.S. Mortgage-Backed Securities
         (Cost $101,387,706)                                         102,009,562
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
ASSET-BACKED SECURITIES-4.22%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.96%
National City Auto Receivables Trust-Series
   2004-A, Class A3, Pass Through Ctfs.,
   2.11%, 07/15/08(c)                               $   340,830     $    339,877
Wirefree Partners III CDO-Series 2005-1A,
   Notes, 6.00%, 11/17/19 (Acquired
   10/12/06; Cost $2,730,459)(a)                      2,760,000        2,728,563
                                                                    ------------
                                                                       3,068,440
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.47%
AmeriCredit Automobile Receivables
   Trust-Series 2002-D, Class A4, Pass
   Through Ctfs., (INS-Financial Security
   Assurance Inc.) 3.40%, 04/13/09(b)(c)                619,804          619,913
Federal Home Loan Bank-Series TQ-2015,
   Class A, Pass Through Ctfs., 5.07%,
   10/20/15(c)                                          890,998          886,784
                                                                    ------------
                                                                       1,506,697
                                                                    ------------
MULTI-SECTOR HOLDINGS-0.09%
Longport Funding Ltd.-Series 2005-2A, Class
   A1J, Floating Rate Bonds, 5.97%,
   02/03/40 (Acquired 03/31/05; Cost
   $300,000)(a)(d)(f)                                   300,000          300,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%
Citicorp Lease Pass-Through Trust
   -Series 1999-1, Class A2, Pass Through
   Ctfs., 8.04%, 12/15/19 (Acquired
   08/20/02-01/26/06; Cost $3,438,936)(a)(c)          2,810,000        3,344,136
LILACS Repackaging 2005-I-Series A, Sr.
   Sec. Notes, 5.14%, 01/15/64 (Acquired
   07/14/05; Cost $1,483,466)(a)(f)                   1,483,466        1,448,575
Patrons' Legacy,
   2004-I-Series A,
   Ctfs.,
   6.67%, 05/04/18 (Acquired
   04/30/04-07/14/05; Cost $1,487,962)(a)(f)          1,458,333        1,468,279
   2003-III-Series A,
   Ctfs.,
   5.65%, 04/17/18 (Acquired
   11/04/04-06/28/06; Cost $1,480,605)(a)(f)          1,500,000        1,496,685
                                                                    ------------
                                                                       7,757,675
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-0.28%
North Front Pass-Through Trust, Pass
   Through Ctfs. Bonds, 5.81%, 12/15/24
   (Acquired 12/08/04; Cost $900,000)(a)(c)             900,000          888,192
                                                                    ------------
      Total Asset-Backed Securities
         (Cost $13,621,053)                                           13,521,004
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                       SHARES           VALUE
                                                    -----------     ------------
PREFERRED STOCKS-1.55%
LIFE & HEALTH INSURANCE-0.20%
Aegon N.V., 6.38% Pfd. (Netherlands)                     25,600     $    649,728
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.24%
Auction Pass-Through Trust -Series 2001-1,
   Class A, 5.55%, Pass Through Ctfs.
   (Acquired 10/03/06; Cost
   $750,000)(a)(d)(f)(i)                                      3          753,263
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-0.62%
Fannie Mae,
   Series J,
   4.72% Floating Rate Pfd., (d)                         32,000        1,598,720
   Series K,
   5.40% Floating Rate Pfd., (d)                          8,000          402,000
                                                                    ------------
                                                                       2,000,720
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.49%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                            63,000        1,579,410
                                                                    ------------
      Total Preferred Stocks
         (Cost $5,011,375)                                             4,983,121
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------
MUNICIPAL OBLIGATIONS-1.14%
Chicago (City of), Illinois O'Hare
   International Airport; Series 2004 E,
   Refunding Taxable General Airport Third
   Lien RB, (INS-MBIA Insurance Corp.)
   3.88%, 01/01/08(b)(c)                            $ 1,000,000          987,020
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO
   (INS-Ambac Assurance Corp.),
   4.96%, 04/01/20(b)(c)                                390,000          368,757
   Series 2005,
   Taxable COP (INS-Financial Guaranty
   Insurance Co.),
   4.95%, 06/15/25(b)(c)                                500,000          464,250
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   4.87%, 07/15/16(c)                                   250,000          242,093
   5.22%, 07/15/20(c)                                   325,000          319,361
   5.28%, 01/15/22(c)                                   275,000          269,907
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB, (INS-MBIA
   Insurance Corp.) 6.10%, 05/01/24(b)(c)               450,000          462,447
Michigan (State of), Western Michigan
   University; Series 2005, Taxable RB,
   (INS-Ambac Assurance Corp.) 4.41%,
   11/15/14(b)(c)                                       315,000          305,496
Phoenix (City of), Arizona Civic Improvement
   Corp.;
   Series 2004,

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     ------------
   Taxable Rental Car Facility Charge RB
   (INS-Financial Guaranty Insurance Co.),
   3.69%, 07/01/07(b)(c)                            $   100,000     $     98,918
   4.21%, 07/01/08(b)(c)                                125,000          123,164
                                                                    ------------
      Total Municipal Obligations
         (Cost $3,740,372)                                             3,641,413
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES-0.25%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.08%
Unsec. Floating Rate Global Notes, 5.29%,
   02/17/09(c)(d)                                       250,000          241,885
                                                                    ------------
TENNESSEE VALLEY AUTHORITY-0.17%
Unsec. Bonds, 7.14%, 05/23/12(c)                        500,000          557,925
                                                                    ------------
      Total U.S. Government Agency Securities
         (Cost $791,781)                                                 799,810
                                                                    ------------
MONEY MARKET FUNDS-0.61%
Liquid Assets Portfolio -Institutional
   Class (j)                                            975,370          975,370
Premier Portfolio -Institutional Class (j)              975,370          975,370
                                                                    ------------
      Total Money Market Funds
         (Cost $1,950,740)                                             1,950,740
                                                                    ------------
TOTAL INVESTMENTS-123.97%
   (Cost $396,782,223)                                               397,087,787
OTHER ASSETS LESS LIABILITIES-(23.97)%                               (76,777,154)
                                                                    ------------
NET ASSETS-100.00%                                                  $320,310,633
                                                                    ============

Investment Abbreviations:

COP    -- Certificates of Participation

Ctfs.  -- Certificates

Deb.   -- Debentures

GO     -- General Obligation Bonds

Gtd.   -- Guaranteed

INS    -- Insurer

Jr.    -- Junior

LILACS -- Life Insurance and Life Annuities Backed Charitable Securities

Pfd.   -- Preferred

RB     -- Revenue Bonds

REGS   -- Regulation S

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Unsub. -- Unsubordinated

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $67,610,768, which represented 21.11% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $382,711,824, which represented 119.48% of the Fund's Net Assets. See Note 1A.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2006.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $5,946,913, which represented 1.86% of the Fund's Net Assets.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2006 represented 0.24% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Total Return Bond Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the Investment Company Act of 1940. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Total Return Bond Fund

F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Total Return Bond Fund

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

                                                               CHANGE IN
                                                              UNREALIZED                             REALIZED
                      VALUE     PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                07/31/06     AT COST      FROM SALES    (DEPRECIATION)    10/31/06     INCOME     (LOSS)
----                --------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional
   Class             $47,404   $30,034,743   $(29,106,777)        $--        $  975,370    $20,528      $--
Premier
   Portfolio-
   Institutional
   Class              47,404    30,034,743    (29,106,777)         --           975,370     20,459       --
                     -------   -----------   ------------         ---        ----------    -------      ---
TOTAL
   INVESTMENTS IN
   AFFILIATES        $94,808   $60,069,486   $(58,213,554)        $--        $1,950,740    $40,987      $--
                     =======   ===========   ============         ===        ==========    =======      ===

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2006, $942,703 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF      MONTH/          VALUE       APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT      10/31/06     (DEPRECIATION)
          --------            ---------   ------------   ------------   --------------
Eurodollar GlobeX2 E-Trade        34      Mar-07/Long    $  8,056,300      $ (9,884)
U.S. Treasury 2 year Notes       130      Dec-06/Long      26,572,813        55,691
U.S. Treasury 10 year Notes      675      Dec-06/Long      73,047,656       794,922
U.S. Treasury 30 year Bonds       17      Dec-06/Long       1,915,156        42,059
                                                         ------------      --------
                                                         $109,591,925      $882,788
Eurodollar GlobeX2 E-Trade       126      Dec-07/Short   $(30,002,175)     $(50,803)
                                                         ------------      --------
                                                         $ 79,589,750      $831,985
                                                         ============      ========

NOTE 4 -- CREDIT DEFAULT SWAPS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END

                                                                            NOTIONAL     UNREALIZED
                        REFERENCE    BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY         ENTITY    PROTECTION    FIXED RATE      DATE        (000)    (DEPRECIATION)
     ------------       ---------   ----------   -----------   ----------   --------   --------------
Lehman Brothers, Inc.      CDX          Buy         0.40%      12/20/2011    $7,000       $(8,782)

AIM Total Return Bond Fund

NOTE 5 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD


                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period        49      $ 9,708
Expired                   (49)      (9,708)
End of period              --      $    --

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, long-term U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $111,183,218 and $110,035,500, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,087,281 and $4,669,141. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 1,490,837
Aggregate unrealized (depreciation) of investment securities    (1,291,555)
                                                               -----------
Net unrealized appreciation of investment securities           $   199,282
                                                               ===========

Cost of investments for tax purposes is $396,888,505.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.